UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Item 1.	Schedule of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.1%
Domestic Equity Investment Companies - 56.4%

VALIC Co. I Blue Chip Growth Fund	202,597	$2,252,882
VALIC Co. I Mid Cap Index Fund	17,937	450,575
VALIC Co. I Stock Index Fund	185,756	7,209,187
VALIC Co. I Value Fund	452,010	5,677,247
VALIC Co. II Capital Appreciation Fund	2,057,070	23,430,030
VALIC Co. II Large Cap Value Fund	628,972	9,912,603
VALIC Co. II Mid Cap Value Fund	93,723	1,802,294

Total Domestic Equity Investment Companies (cost $47,667,093)		50,734,818

Fixed Income Investment Company - 1.7%

VALIC Co. II High Yield Bond Fund (cost $1,546,158)	166,517	1,531,957

International Equity Investment Companies - 42.0%

VALIC Co. I International Growth I Fund	461,114	6,308,046
VALIC Co. I International Equities Fund	2,348,783	27,034,494
VALIC Co. II International Small Cap Equity Fund	225,512	4,505,737

Total International Equity Investment Companies (cost $35,229,766)		37,848,277

TOTAL INVESTMENTS (cost $84,443,017) (2)	100.1%	90,115,052
Liabilities in excess of other assets	(0.1)	(84,708)

NET ASSETS	100.0%	$90,030,344

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.0%
Advertising Agency - 0.7%

Omnicom Group, Inc.	13,600	$663,000

Aerospace/Defense - 1.6%

Lockheed Martin Corp.	14,400	1,593,648

Agricultural Chemicals - 4.2%

Monsanto Co.	26,100	2,593,557
Potash Corp. of Saskatchewan, Inc.	13,000	1,558,570

		4,152,127

Apparel Manufacturer - 1.0%

Coach, Inc.†	26,500	984,210

Applications Software - 1.9%

Microsoft Corp.	55,700	1,871,520

Banks-Fiduciary - 1.1%

State Street Corp.	14,000	1,118,460

Banks-Super Regional - 0.5%

US Bancorp	14,200	469,878

Beverages-Non-alcoholic - 2.6%

The Coca-Cola Co.	42,000	2,608,200

Casino Hotel - 0.8%

Wynn Resorts, Ltd.	6,400	812,416

Cellular Telecom - 0.9%

US Cellular Corp.†	11,400	934,800

Chemicals-Specialty - 2.0%

The Mosaic Co.†	28,300	1,956,945

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A†	23,800	740,180

Computers - 7.3%

Apple, Inc.†	18,200	3,316,404
Hewlett-Packard Co.	46,500	2,378,940
Research In Motion, Ltd.†	13,800	1,570,716

		7,266,060

Computers-Memory Devices - 2.7%

EMC Corp.†	102,600	1,977,102
SanDisk Corp.†	19,400	726,336

		2,703,438

Containers-Metal/Glass - 1.6%

Owens-Illinois, Inc.†	35,800	1,607,062

Data Processing/Management - 3.1%

Mastercard, Inc., Class A	7,700	1,545,005
Paychex, Inc.	38,700	1,509,300

		3,054,305

Diversified Manufacturing Operations - 0.9%

Illinois Tool Works, Inc.	15,600	865,800

E-Commerce/Products - 1.7%

Amazon.com, Inc.†	18,900	1,711,584

E-Commerce/Services - 1.0%

eBay, Inc.†	30,700	1,029,371

Electronic Components-Semiconductors - 3.0%

Intel Corp.	57,400	1,496,992
NVIDIA Corp.†	48,750	1,537,575

		3,034,567

Energy-Alternate Sources - 1.0%

Sunpower Corp., Class A†	8,100	1,007,964

Engineering/R&D Services - 4.8%

Jacobs Engineering Group, Inc.†	13,300	1,114,141
McDermott International, Inc.†	70,200	3,671,460

		4,785,601

Enterprise Software/Service - 3.8%

BMC Software, Inc.†	32,000	1,058,560
CA, Inc.	40,000	979,600
Oracle Corp.†	89,100	1,798,038

		3,836,198

Finance-Credit Card - 0.3%

Discover Financial Services	16,850	292,685

Finance-Investment Banker/Broker - 4.3%

Interactive Brokers Group, Inc., Class A†	33,900	996,660
JPMorgan Chase & Co.	25,600	1,167,872
The Charles Schwab Corp.	85,900	2,088,229

		4,252,761

Finance-Other Services - 1.7%

CME Group, Inc.	2,600	1,712,360

Instruments-Scientific - 1.0%

Waters Corp.†	12,800	998,912

Investment Management/Advisor Services - 1.7%

Franklin Resources, Inc.	13,500	1,662,930

Medical Instruments - 3.6%

Intuitive Surgical, Inc.†	7,700	2,523,136
St. Jude Medical, Inc.†	28,000	1,113,000

		3,636,136

Medical Products - 3.5%

Johnson & Johnson	24,600	1,666,404
Stryker Corp.	24,500	1,779,435

		3,445,839

Medical-Biomedical/Gene - 2.6%

Amgen, Inc.†	13,600	751,400
Biogen Idec, Inc.†	23,300	1,726,996
Genentech, Inc.†	1,900	144,875

		2,623,271

Medical-Drugs - 2.6%

Bristol-Myers Squibb Co.	50,400	1,493,352
Merck & Co., Inc.	18,900	1,121,904

		2,615,256

Metal Processors & Fabrication - 5.2%

Precision Castparts Corp.	35,300	5,201,102

Metal-Aluminum - 1.0%

Alcoa, Inc.	28,500	1,036,545

Multimedia - 1.4%

The Walt Disney Co.	41,700	1,382,355

Networking Products - 2.7%

Cisco Systems, Inc.†	96,200	2,695,524

Oil Field Machinery & Equipment - 1.7%

Grant Prideco, Inc.†	8,600	413,660
National-Oilwell Varco, Inc.†	19,400	1,322,110

		1,735,770

Oil-Field Services - 1.0%

Smith International, Inc.	16,200	1,016,064

Pharmacy Services - 1.3%

Express Scripts, Inc.†	18,700	1,266,925

Photo Equipment & Supplies - 0.8%

Eastman Kodak Co.	35,300	828,844

Retail-Apparel/Shoe - 0.3%

Nordstrom, Inc.	9,300	311,922

Retail-Computer Equipment - 1.6%

GameStop Corp., Class A†	27,800	1,597,110

Retail-Discount - 1.2%

Wal-Mart Stores, Inc.	25,300	1,211,870

Semiconductor Equipment - 1.0%

KLA-Tencor Corp.	20,400	980,832

Telecommunication Equipment - 1.0%

Harris Corp.	15,600	979,212

Telephone-Integrated - 1.8%

AT&T, Inc.	30,700	1,173,047
Qwest Communications International, Inc.†	95,200	631,176

		1,804,223

Therapeutics - 2.3%

Gilead Sciences, Inc.†	49,800	2,317,692

Transport-Services - 1.3%

C.H. Robinson Worldwide, Inc.	25,900	1,335,145

Web Portals/ISP - 2.0%

Google, Inc., Class A†	2,800	1,940,400

X-Ray Equipment - 1.2%

Hologic, Inc.†	17,300	1,148,547

Total Long-Term Investment Securities
(cost $79,654,222)		98,837,566

REPURCHASE AGREEMENT - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $395,134 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $409,049 (cost $395,000)	$395,000	395,000

TOTAL INVESTMENTS
(cost $80,049,222) (1)	99.4%	99,232,566
Other assets less liabilities	0.6	631,251

NET ASSETS	100.0%	$99,863,817

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.1%
Domestic Equity Investment Companies - 51.6%

VALIC Co. I Blue Chip Growth Fund	48,338	$537,521
VALIC Co. I Stock Index Fund	120,496	4,676,435
VALIC Co. I Value Fund	239,659	3,010,118
VALIC Co. II Capital Appreciation Fund	943,847	10,750,414
VALIC Co. II Large Cap Value Fund	426,334	6,719,019
VALIC Co. II Mid Cap Value Fund	55,904	1,075,043
VALIC Co. II Small Cap Growth Fund†	63,413	913,785

Total Domestic Equity Investment Companies (cost $26,135,416)		27,682,335

Fixed Income Investment Companies - 40.5%

VALIC Co. II Core Bond Fund	1,705,595	17,738,186
VALIC Co. II High Yield Bond Fund	438,196	4,031,408

Total Fixed Income Investment Companies (cost $21,437,542)		21,769,594

International Equity Investment Company - 8.0%

VALIC Co. I International Equities Fund (cost $3,970,685)	373,603	4,300,169

TOTAL INVESTMENTS (cost $51,543,643) (2)	100.1%	53,752,098
Liabilities in excess of other assets	(0.1)	(79,965)

NET ASSETS	100.0%	$53,672,133

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II CORE BOND FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 10.6%
Diversified Financial Services - 10.6%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(1)	$2,779,533	$2,768,828
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(1)	2,813,398	2,769,663
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(2)	650,000	645,650
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW12, Class F 5.75% due 09/11/38*(2)(3)	445,000	344,725
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW12, Class G 5.75% due 09/11/38	76,000	55,325
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class H 5.75% due 02/11/44*(2)(3)	815,000	462,681
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	186,013	181,173
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.55% due 07/25/37(1)	1,996,736	1,979,202
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(2)	653,000	641,689
Commercial Mtg. Pass Through Certs. Series CN2A, Class A2FL 4.91% due 02/05/19*(2)(4)	1,035,000	1,018,810
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	739,000	715,569
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 07/25/36	910,000	846,747
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(2)	1,475,000	1,532,243
J.P. Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class E 5.84% due 05/12/45*(2)	300,000	255,240
LB-UBS Commercial Mtg. Trust Series 2007-C6, Class AM 6.11% due 07/15/40(2)	4,250,000	4,258,298
LB-UBS Commercial Mtg. Trust Series 2007-C6, Class B 6.24% due 07/15/40(2)(3)	360,000	348,019
Merrill Lynch/ Countrywide Commercial Mtg. Trust Series 2007-5, Class H 5.92% due 08/12/48	390,000	232,896
Morgan Stanley Capital I Series 2006-IQ12, Class D 5.53% due 12/15/43(2)	480,000	431,965
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(5)	500,000	475,000
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	189,054	183,430
Swift Master Auto Receivables Trust Series 2007-2, Class A 5.30% due 10/15/12(4)	2,260,734	2,259,072
Wachovia Bank Commercial Mtg. Trust Series 2006-WL7A, Class F 4.99% due 09/15/21*(2)(4)	1,065,000	1,032,261
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(1)	1,934,030	1,947,229
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)	517,589	517,609

Total Asset Backed Securities (cost $26,817,404)		25,903,324

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7) (cost $25,000)	25,000	25,000

CORPORATE BONDS & NOTES - 28.4%
Aerospace/Defense-Equipment - 0.3%

United Technologies Corp. Senior Notes 6.10% due 05/15/12	594,000	627,962

Agricultural Chemicals - 0.2%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	20,000	20,300
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	150,000	148,125
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	395,000	416,725

		585,150

Agricultural Operations - 0.2%

Cargill, Inc. Notes 5.00% due 11/15/13*	551,000	544,180

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	145,000	140,592

Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	169,358	169,358

		309,950

Auto-Cars/Light Trucks - 0.3%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.05% due 03/13/09(4)	170,000	169,228
Ford Motor Co. Debentures 6.38% due 02/01/29	140,000	95,200
General Motors Corp. Debentures 8.25% due 07/15/23	380,000	311,600
General Motors Corp. Senior Bonds 8.38% due 07/15/33	133,000	110,390

		686,418

Banks-Commercial - 1.0%

BOI Capital Funding Bank Guar. Bonds 6.11% due 02/04/16*(4)(8)	250,000	219,727
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	170,000	167,960
Compass Bank Notes 5.50% due 04/01/20	300,000	283,538
Compass Bank Sub. Notes 6.40% due 10/01/17	155,000	158,677
First Maryland Capital II Notes 5.76% due 02/01/27(4)	159,000	147,759
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	120,000	121,534
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	292,000	300,835
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	170,000	165,774
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	293,000	302,015
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	173,605
US Bank NA Notes 3.90% due 08/15/08	32,000	31,626
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	440,000	439,085

		2,512,135

Banks-Fiduciary - 0.1%

The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	260,000	275,442

Banks-Super Regional - 0.3%

Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	569,000	545,830
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	138,000	139,197

		685,027

Beverages-Non-alcoholic - 0.2%

PepsiCo, Inc. Notes 4.65% due 02/15/13	461,000	460,791

Brewery - 0.1%

Anheuser-Busch Cos., Inc. Senior Notes 5.50% due 01/15/18	141,000	141,659
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	196,000	202,112

		343,771

Broadcast Services/Program - 0.0%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	55,000	51,013

Building Products-Air & Heating - 0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	68,000	68,112

Building-Residential/Commerical - 0.1%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	173,000	163,480

Cable TV - 0.3%

CCH I LLC Company Guar. Notes 11.00% due 10/01/15	74,000	64,195
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	180,000	178,200
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	175,000	171,063
Comcast Cable Communications, Inc. Senior Notes 7.13% due 06/15/13	269,000	288,292

		701,750

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	285,000	258,281

Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	70,000	70,700

		328,981

Cellular Telecom - 0.5%

Centennial Communications Corp. Senior Notes 10.98% due 01/01/13(4)	200,000	204,500
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	324,000	351,348
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	70,000	65,100
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	35,000	32,550
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	105,000	99,487
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	400,000	372,604
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*	60,000	60,900
Rural Cellular Corp. Senior Notes 10.66% due 11/01/12(4)	5,000	5,100

		1,191,589

Chemicals-Diversified - 0.2%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	54,000	53,269
E.I. Du Pont de Nemours & Co. Notes 5.00% due 01/15/13	360,000	362,745
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	110,000	124,575

		540,589

Chemicals-Specialty - 0.4%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	125,000	134,063
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	600,000	602,620
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	320,000	284,000

		1,020,683

Commercial Services-Finance - 0.2%

The Western Union Co. Senior Notes 5.40% due 11/17/11	525,000	535,035

Computer Services - 0.1%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	65,000	64,838
Computer Sciences Corp. Notes 3.50% due 04/15/08	85,000	84,258

		149,096

Consumer Products-Misc. - 0.0%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	30,000	29,250

Containers-Paper/Plastic - 0.3%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	24,750
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	146,000	120,085
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	475,000	456,000

		600,835

Data Processing/Management - 0.2%

Fiserv, Inc. Senior Notes 6.13% due 11/20/12	430,000	436,672

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	95,000	89,775

Diversified Financial Services - 0.4%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	270,000	270,666
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	150,000	150,484
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	468,000	479,621

		900,771

Diversified Manufacturing Operations - 0.2%

General Electric Co . Notes 5.25% due 12/06/17	425,000	421,087

Diversified Operations - 0.1%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	195,000	151,157

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	43,083	45,785

Electric-Generation - 0.4%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	440,000	450,871
The AES Corp. Senior Notes 8.00% due 10/15/17*	345,000	343,275
The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	197,125

		991,271

Electric-Integrated - 4.5%

Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	190,000	190,237
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	795,000	812,882
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	196,000	202,997
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	170,000	169,283
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	165,000	165,197
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(4)	266,000	262,303
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	150,000	149,264
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	145,000	142,720
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	255,000	257,389
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	504,000	518,753
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	245,000	248,761
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	421,080	449,810
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	395,000	394,012
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	89,453	98,510
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	540,000	514,616
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	513,826
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	123,688
Public Service Electric & Gas Co. 1st Mtg. Bonds 5.80% due 05/01/37	2,000,000	1,969,910
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	268,000	260,915
Sierra Pacific Power Co. Senior Mtg. 6.75% due 07/01/37	727,000	749,916
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	150,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15*	340,000	332,904
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	157,000	155,336
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	2,000,000	1,943,974
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	208,000	209,728

		10,836,931

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	10,000	9,400
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	50,000	50,125
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	65,000	55,737
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	380,000	393,013

Spansion, Inc. Sec. Notes 8.75% due 06/01/13*(4)	60,000	54,600

		562,875

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	440,000	445,728

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	95,000	94,050

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	9,000	8,564
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	510,000	482,867
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	10,000	9,282
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	175,000	152,898
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	8,000	6,801

		660,412

Finance-Commercial - 0.0%

Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	79,000	79,821

Finance-Credit Card - 0.3%

Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	684,000	678,552

Finance-Investment Banker/Broker - 1.7%

Bear Stearns Co., Inc. Notes 4.50% due 10/28/10	245,000	235,675
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	410,000	414,853
Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	235,000	229,571
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	650,000	623,745
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	80,000	77,717
Morgan Stanley Senior Notes 5.25% due 11/02/12	215,000	213,717
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(4)	354,000	361,930
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	890,000	869,825
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	1,036,000	1,017,614

		4,044,647

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	13,000	9,747
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	255,000	160,678
Residential Capital LLC Co. Company Guar. Notes 6.50% due 04/17/13	160,000	103,600

		274,025

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	440,000	468,117

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16	255,000	240,975

Gambling (Non-Hotel) - 0.1%

Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	200,000	188,000

Home Furnishings - 0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	23,375
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	43,000	33,970

		57,345

Hotels/Motels - 0.1%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	215,000	212,934

Independent Power Producers - 0.3%

Calpine Corp. Sec. Notes 8.50% due 07/15/10*(10)	380,000	408,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	215,000	210,700

		619,200

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	434,000	430,514

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	145,000	147,409
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	75,000	78,057

		225,466

Insurance-Life/Health - 0.2%

Americo Life, Inc. Notes 7.88% due 05/01/13*	109,000	112,751
Monumental Global Funding II Notes 5.65% due 07/14/11*	120,000	126,207
Prudential Financial Inc. Notes 6.63% due 12/01/37	277,000	274,675

		513,633

Insurance-Property/Casualty - 0.0%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	98,000	97,214

Investment Management/Advisor Services - 0.2%

LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	175,000	174,125
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	220,000	216,975

		391,100

Medical Products - 0.2%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	500,000	520,011

Medical-Drugs - 0.5%

Abbott Laboratories Notes 6.15% due 11/30/37	258,000	267,362
American Home Products Corp. Notes 6.95% due 03/15/11	100,000	107,256
Wyeth Bonds 5.50% due 02/01/14	693,000	709,593

		1,084,211

Medical-HMO - 0.2%

Aetna Inc. Senior Notes. 6.75% due 12/15/37	255,000	251,750
WellPoint, Inc. Notes 3.75% due 12/14/07	190,564	190,470

		442,220

Medical-Hospitals - 0.6%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	380,000	383,800
HCA, Inc. Senior Notes 6.25% due 02/15/13	225,000	195,750
HCA, Inc. Sec. Notes 9.13% due 11/15/14	50,000	51,125
HCA, Inc. Sec. Notes 9.25% due 11/15/16	500,000	517,500
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guaranteed Notes 8.75% due 06/15/14	250,000	242,500

		1,390,675

Metal Processors & Fabrication - 0.2%

Commercial Metals Co. Senior Notes 6.50% due 07/15/17	349,000	370,212
Timken Co. Notes 5.75% due 02/15/10	133,000	134,455

		504,667

Metal-Aluminum - 0.3%

Alcoa, Inc. Notes 6.00% due 01/15/12	246,000	255,858
Alcoa, Inc. Bonds 6.50% due 06/15/18	485,000	512,635

		768,493

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	340,000	367,200

Mining - 0.1%

Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	205,000	185,958

Multimedia - 0.7%

Belo Corp. Senior Notes 6.75% due 05/30/13	80,000	80,436
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	397,000	428,102
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	280,000	296,958

Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	502,000	595,990
Viacom, Inc. Senior Notes 6.13% due 10/05/17	112,000	111,230
Viacom, Inc. Senior Notes 6.88% due 04/30/36	70,000	69,364

		1,582,080

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	72,913
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	583,000	600,741
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	200,000	228,244

		901,898

Office Automation & Equipment - 0.5%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	285,000	288,642
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	510,000	504,099
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	383,000	395,096

		1,187,837

Oil Companies-Exploration & Production - 0.7%

Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	665,000	679,963
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	591,865
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	400,000	378,000

		1,649,828

Oil Companies-Integrated - 0.2%

Hess Corp. Bonds 7.88% due 10/01/29	95,000	113,881
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	336,064

		449,945

Oil Refining & Marketing - 0.2%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	396,000	410,620

Oil-Field Services - 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	30,000	30,000

Paper & Related Products - 0.1%

Bowater, Inc. Notes 6.50% due 06/15/13	110,000	78,650
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	90,000	86,400
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	20,000	19,150

		184,200

Physicians Practice Management - 0.0%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	110,000	107,800

Pipelines - 1.1%

Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	87,000	88,656
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	670,000	722,372
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	545,000	545,000
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	80,000	83,811
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	100,000	98,375
Panhandle Eastern Pipe Line Senior Notes 6.20% due 11/01/17	593,000	596,530
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	540,000	610,200

		2,744,944

Publishing-Newspapers - 0.0%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	85,000	60,565

Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	120,000	98,400

Radio - 0.1%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	238,000	244,208

Real Estate Investment Trusts - 0.5%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	220,000	215,287

Liberty Property LP Senior Notes 5.63% due 10/01/17	225,000	227,960
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	329,000	333,571
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	185,000	185,441
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	47,000	44,965
Simon Property Group LP Notes 5.38% due 08/28/08	84,000	83,645
Vornado Realty LP Notes 4.50% due 08/15/09	150,000	149,411

		1,240,280

Recycling - 0.1%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	100,000	86,000
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	100,000	84,000

		170,000

Rental Auto/Equipment - 0.3%

Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	235,000	234,462
Erac USA Finance Co. Notes 7.35% due 06/15/08*	490,000	494,374
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	90,000	82,350

		811,186

Research & Development - 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	95,000	85,619

Retail-Apparel/Shoe - 0.1%

Nordstrom Inc. Notes 6.25% due 01/15/18	245,000	247,762

Retail-Drug Store - 0.3%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	215,000	213,325
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	587,865	600,174

		813,499

Retail-Regional Department Stores - 0.2%

JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	446,000	415,947

Retail-Restaurants - 0.2%

Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	310,000	315,968
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	110,000	97,900
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	140,000	136,761

		550,629

Savings & Loans/Thrifts - 0.9%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(4)	81,000	80,347
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	280,000	279,164
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	690,000	566,240
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(4)(8)	400,000	378,800
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	600,000	547,076
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	240,000	208,566
Western Financial Bank Senior Debentures 9.63% due 05/15/12	164,000	177,143

		2,237,336

Special Purpose Entities - 0.7%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	293,000	288,247
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(4)	180,000	133,870
CDX North America High Yield Pass Through Certs. 7.50% due 06/29/12*	125,000	120,938
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	300,000	307,500
Cyrus Reinsurance Holdings SPC Senior Notes 6.58% due 09/01/08*(4)(5)	183,000	181,628

Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	100,000	101,000
KAR Holdings, Inc. Company Guar. Notes 8.91% due 05/01/14*(4)	75,000	68,250
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	127,000	102,117
Pricoa Global Funding I Notes 5.30% due 09/27/13*	220,000	229,344
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	219,000	225,817

		1,758,711

Steel-Producers - 0.7%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	370,000	387,839
Nucor Corp. Notes 5.75% due 12/01/17	312,000	314,831
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	690,000	689,097
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14*(4)	175,000	168,437
United States Steel Corp. Senior Notes 6.65% due 06/01/37	180,000	168,370

		1,728,574

Telecom Services - 0.7%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	614,000	635,916
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	210,000	208,425
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	136,687
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	550,000	595,592

		1,576,620

Telephone-Integrated - 0.8%

AT&T Corp. Senior Notes 7.30% due 11/15/11	640,000	695,297
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	626,671
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	75,000	71,625
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	15,000	15,113
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	95,000	95,302
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	10,000	8,575
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	10,000	8,975
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	115,000	130,296
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	335,000	314,441
Verizon New York, Inc. Debentures 6.88% due 04/01/12	80,000	85,391

		2,051,686

Television - 0.1%

Paxson Communication Corp. Sec. Senior Notes 11.49% due 01/15/13*(4)	245,000	243,163
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	105,000	84,000

		327,163

Transactional Software - 0.0%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	120,000	111,600

Transport-Air Freight - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	289,039	284,704
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	211,305	247,227
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	244,779	249,674

		781,605

Transport-Rail - 0.7%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55(4)	400,000	375,551

CSX Corp. Senior Notes 6.25% due 03/15/18	790,000	807,312
Union Pacific Corp. Notes 3.88% due 02/15/09	459,000	455,063

		1,637,926

Transport-Services - 0.2%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	90,000	91,670
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	275,000	266,750
Ryder System, Inc. Notes 5.85% due 03/01/14	88,000	89,182

		447,602

Travel Service - 0.1%

Travelport LLC Company Guar. Notes 10.25% due 09/01/14(4)	220,000	215,600

Wireless Equipment - 0.1%

Motorola, Inc. Senior Notes 6.63% due 11/15/37	240,000	232,619

Total Corporate Bonds & Notes (cost $69,611,633)		68,927,020

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Banks-Commercial - 1.0%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	48,000	48,960
Barclays Bank PLC Jr. Sub. Notes 7.44% due 12/15/17*(4)(8)	350,000	354,068
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.93% due 12/30/09(4)(8)	132,000	90,420
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(8)	446,000	407,581
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	601,500	566,124
Landsbanki Islands HF Jr. Sub. Notes 7.43% due 10/19/17*(4)(8)	285,000	274,672
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(4)(8)	490,000	482,232
Societe Generale Sub. Notes 5.92% due 04/05/17*(4)(8)	215,000	196,997

		2,421,054

Banks-Money Center - 0.2%

HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/29/09(8)	288,000	235,440
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	165,000	168,364

		403,804

Broadcast Services/Program - 0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	176,000	179,934

Building Products-Cement - 0.2%

C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(4)(8)	535,000	514,590

Cellular Telecom - 0.1%

American Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	350,000	344,940

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	100,000	99,479

Diversified Financial Services - 0.4%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	653,000	577,668
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	325,000	319,719

		897,387

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	150,000	155,250
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	160,000	165,770

		321,020

Diversified Operations - 0.1%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	280,000	313,195

Electric-Integrated - 0.3%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	210,000	228,469
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	144,000	147,495
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	245,000	255,987

		631,951

Electronic Components-Misc. - 0.1%

NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	190,000	172,900

Finance-Other Services - 0.1%

Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	300,000	285,810

Food-Meat Products - 0.0%

JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	100,500

Food-Retail - 0.3%

Delhaize Group SA Senior Notes 6.50% due 06/15/17	359,000	367,482
Tesco PLC Notes 5.50% due 11/15/17*	250,000	248,706

		616,188

Gas-Distribution - 0.1%

Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	235,000	228,648

Insurance-Multi-line - 0.3%

Aegon NV Sub. Bonds 5.40% due 07/15/14(4)(8)	189,000	134,568
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(8)	200,000	169,343
ING Groep NV Bonds 5.78% due 12/08/15(4)(8)	330,000	303,288

		607,199

Investment Companies - 0.2%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	164,000	166,458
Xstrata Finance Canada Ltd. Notes 6.90% due 11/15/37*	240,000	239,745

		406,203

Medical-Drugs - 0.2%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	260,000	211,900
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(4)	60,000	57,000
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	345,000	338,100

		607,000

Metal-Aluminum - 0.1%

Alcan, Inc. Notes 6.13% due 12/15/33	298,000	290,990

Metal-Diversified - 0.1%

Inco, Ltd. Bonds 7.20% due 09/15/32	242,000	262,686

Multimedia - 0.2%

The Thomson Corp. Notes 5.70% due 10/01/14	460,000	468,063

Oil Companies-Exploration & Production - 0.1%

Nexen, Inc. Bonds 6.40% due 05/15/37	332,000	326,882

Paper & Related Products - 0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	95,000	82,650

Pipelines - 0.4%

Enbridge, Inc. Bonds 5.80% due 06/15/14	715,000	736,962
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	138,000	123,381

		860,343

Real Estate Operations & Development - 0.1%

Brascan Corp. Notes 8.13% due 12/15/08	166,000	172,690

Retail-Major Department Stores - 0.4%

Marks & Spencer PLC Senior Notes 6.25% due 12/01/17*	583,000	579,170
Marks & Spencer PLC Senior Notes 7.13% due 12/01/37*	505,000	497,814

		1,076,984

Satellite Telecom - 0.2%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)	345,000	345,431
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(9)	75,000	61,500

		406,931

Special Purpose Entities - 0.5%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	500,000	644,815
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	260,000	144,300

Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	110,000	107,699
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(8)	272,000	249,574
SovRisc BV Notes 4.63% due 10/31/08*	174,000	175,233

		1,321,621

Telecom Services - 0.0%

TELUS Corp. Notes 8.00% due 06/01/11	45,000	49,040

Telephone-Integrated - 0.4%

British Telecommunications PLC Bonds 8.63% due 12/15/30	265,000	355,017
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	500,000	514,360

		869,377

Transport-Marine - 0.2%

DP World, Ltd. Bonds 6.85% due 07/02/37*	495,000	501,919

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	180,000	191,729

Total Foreign Corporate Bonds & Notes (cost $16,529,699)		16,033,707

FOREIGN GOVERNMENT AGENCIES - 2.6%
Sovereign - 2.6%

Federal Republic of Brazil Notes 8.00% due 01/15/18	750,000	841,500
Federal Republic of Brazil Bonds 10.50% due 07/14/14	70,000	89,460
Government of United Kingdom Notes 2.25% due 07/08/08*	123,000	121,905
Province of Quebec Debentures 7.50% due 09/15/29	224,000	293,190
Republic of Argentina Bonds 5.39% due 08/03/12(4)(11)	250,000	140,375
Republic of Argentina Notes 8.28% due 12/31/33	1,160,958	1,120,324
Republic of Turkey Notes 9.00% due 06/30/11	65,000	72,394
Republic of Turkey Senior Notes 11.88% due 01/15/30	1,200,000	1,896,000
Republic of Venezuela Notes 8.50% due 10/08/14	35,000	32,900
Republic of Venezuela Bonds 9.25% due 09/15/27	1,300,000	1,285,700
Russian Federation Bonds 7.50% due 03/31/30*(9)	100,978	114,802
Russian Federation Notes Series REGS 8.25% due 03/31/10	261,122	271,384
United Mexican States Notes 6.75% due 09/27/34	2,000	2,238

Total Foreign Government Agencies (cost $6,134,858)		6,282,172

U.S. GOVERNMENT AGENCIES - 31.6%
Federal Home Loan Bank - 0.3%

3.90% due 02/25/08	365,000	364,583
4.50% due 09/08/08	440,000	440,641

		805,224

Federal Home Loan Mtg. Corp. - 13.1%

4.35% due 06/02/08	420,000	419,601
4.45% due 03/06/08	205,000	205,023
4.50% due 11/01/18	512,187	504,856
4.50% due 02/01/19	546,687	538,179
5.00% due 03/01/19	234,568	234,809
5.00% due 10/01/33	63,017	62,000
5.00% due 06/01/34	1,224,610	1,203,933
5.00% due 12/01/34	407,565	400,683
5.00% due 08/01/35	1,399,798	1,375,138
5.00% due 11/01/35	846,650	831,736
5.00% due 11/01/36	483,171	474,318
5.00% due 01/01/37	626,513	615,033
5.00% due 04/01/37	1,739,740	1,707,307
5.00% due 11/01/37	1,796,000	1,762,518
5.47% due 03/01/36(4)	526,882	527,670
5.50% due 11/01/18	269,368	273,116
5.50% due 11/15/25	3,378,000	3,416,869
5.50% due 06/15/31	1,106,000	1,117,176
5.50% due 10/01/33	662,048	663,792
5.50% due 07/01/34	414,761	415,489
5.50% due 02/01/35	529,393	529,839
5.50% due 07/01/35	18,501	18,517
5.50% due 05/01/37	1,676,087	1,676,268
5.50% due 06/01/37	1,917,737	1,917,944
5.50% due 09/01/37	1,205,105	1,205,235
5.81% due 01/01/37(4)	577,571	583,466
5.81% due 01/01/37(4)	646,874	652,064
5.98% due 10/01/36(4)	2,584,249	2,618,024
6.00% due 07/01/35	598,726	608,113
6.00% due 12/01/36	795,330	807,497

6.00% due 10/01/37	2,477,317	2,515,010
6.50% due 12/01/32	453,226	468,475
6.50% due 02/01/36	223,369	229,932
6.50% due 09/01/36	11,400	11,724
6.50% due 05/01/37	968,993	996,351
7.00% due 11/01/16	34,585	36,080
7.00% due 07/01/32	66,450	69,553
7.50% due 12/01/30	6,094	6,508
7.50% due 04/01/31	79,433	84,759
8.00% due 02/01/30	5,256	5,629
8.00% due 07/01/30	1,952	2,090

		31,792,324

Federal National Mtg. Assoc. - 17.5%

3.88% due 02/01/08	315,000	314,727
4.50% due 06/01/18	131,954	130,285
4.67% due 10/01/35(4)	390,163	391,620
4.75% due 12/15/10	202,000	207,894
5.00% due 09/01/18	43,516	43,630
5.00% due 10/01/18	45,305	45,423
5.00% due 02/01/20	72,377	72,500
5.00% due 06/01/22	2,288,804	2,287,041
5.00% due 01/01/37	553,455	542,445
5.00% due 07/01/37	1,543,663	1,512,956
5.00% due December TBA	5,559,000	5,447,820
5.50% due 10/01/17	88,832	90,213
5.50% due 05/01/18	102,172	103,680
5.50% due 11/01/19	91,406	92,756
5.50% due 11/01/22	720,000	728,445
5.50% due 12/01/33	577,682	580,109
5.50% due 05/01/34	236,396	237,390
5.50% due 12/01/35	92,382	92,594
5.50% due 02/01/36(4)	445,414	450,618
5.50% due 11/01/36	841,260	842,832
5.50% due 04/01/37	5,081,741	5,090,229
5.50% due 05/01/37	3,004,327	3,009,345
5.50% due 07/01/37	2,219,270	2,222,976
6.00% due 09/01/16	131,128	134,349
6.00% due 12/01/16	34,543	35,392
6.00% due 12/01/33	519,040	528,912
6.00% due 07/01/34	481,163	490,053
6.00% due 10/01/36	2,299,310	2,337,312
6.00% due 10/01/37	6,999,397	7,114,646
6.50% due 02/01/17	62,646	64,739
6.50% due 03/01/17	67,140	69,383
6.50% due 04/01/29	62,113	64,370
6.50% due 06/01/29	131,212	135,981
6.50% due 07/01/32	67,545	69,834
6.50% due 02/01/37	1,990,104	2,047,119
7.00% due 09/01/31	149,147	156,767
7.00% due 08/01/37	591,309	613,795
7.00% due 09/01/37	1,716,765	1,782,051
7.00% due 10/01/37	2,339,919	2,428,902

		42,611,133

Government National Mtg. Assoc. - 0.7%

5.00% due 05/15/34	1,578,112	1,568,890
6.50% due 06/15/29	20,775	21,627
7.00% due 09/15/28	19,514	20,700

		1,611,217

Total U.S. Government Agencies (cost $76,096,666)		76,819,898

U.S. GOVERNMENT TREASURIES - 14.3%
United States Treasury Bonds - 0.8%

7.25% due 08/15/22	1,572,000	2,059,688

United States Treasury Notes - 13.5%

4.25% due 08/15/14	4,000,000	4,133,752
4.25% due 08/15/15	5,800,000	5,966,298
4.25% due 11/15/17	289,000	295,638
4.38% due 12/15/10	5,000,000	5,182,810
4.50% due 11/15/10	4,600,000	4,783,641
4.50% due 04/30/12	2,000,000	2,090,000
4.63% due 10/31/11	2,000,000	2,097,500
4.63% due 07/31/12	2,000,000	2,101,876
4.88% due 06/30/09	6,000,000	6,163,596

		32,815,111

Total U.S. Government Treasuries (cost $33,891,546)		34,874,799

COMMON STOCK - 0.0%
Independent Power Producer - 0.0% Mirant Corp. (cost $0)	186	7,178

PREFERRED STOCK - 0.6%
Banks-Money Center - 0.2%

Santander Finance Preferred SA 5.88%(4)	23,200	487,200

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	10,650	229,827

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(9)	12,000	267,960

Special Purpose Entity - 0.2%

Structured Repackaged Asset-Backed Trust Securities 5.97%(4)	21,200	400,680

Total Preferred Stock (cost $1,649,281)		1,385,667

Total Long-Term Investment Securities (cost $230,756,087)		230,258,765

REPURCHASE AGREEMENT - 7.4%

Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $17,912,058 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 02/15/09 and having an approximate value of $18,446,433 (cost $17,906,000)	17,906,000	17,906,000

TOTAL INVESTMENTS (cost $248,662,087) (12)	102.1%	248,164,765
Liabilities in excess of other assets	(2.1)	(5,105,956)

NET ASSETS	100.0%	$243,058,809

Bond & Notes Sold Short - (2.5%)	Principal Amount	Market Value
U.S. Government Agencies - (2.5%)

Federal National Mtg. Assoc. 6.00% due December TBA (Proceeds $5,985,965)	$(5,900,000)	$(5,985,965)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $20,155,274 representing 8.20% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Variable Rate Security - the rate reflected is as of November 30, 2007, maturity date reflects the stated maturity date.

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.

(5)	Fair valued security; see Note 1

(6)	Illiquid security

(7)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	$25,000	$25,000	$25,000	$100.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/2006	150,000	0	0	0.00	0.00%

				$25,000		0.00%

(8)	Perpetual maturity - maturity date reflects the next call date.

(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(10)	Company has filed Chapter 11 bankruptcy protection.

(11)	The par value of this security is at a ratio of 62.50/100.

(12)	See Note 4 for cost of investments on a tax basis.

TBA — To be Announced

See Notes to Portfolio of Investments

VALIC COMPANY II HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.4%
Electronic Components-Semiconductors - 0.3%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	$25,000	$19,844
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	840,000	531,300

		551,144

Medical Instruments - 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	50,000	66,562

Medical-Biomedical/Gene - 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	75,000	61,875

Telecom Services - 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(10)(12)	250,000	250,000

Total Convertible Bonds & Notes (cost $1,082,629)		929,581

CORPORATE BONDS & NOTES - 79.0%
Advertising Services - 0.4%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	250,000	228,125
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	575,000	541,938

		770,063

Agricultural Chemicals - 1.4%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	190,000	192,850
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	995,000	982,562
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	1,375,000	1,450,625
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	385,000	411,950

		3,037,987

Airlines - 0.9%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,100,000	1,066,560
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	501,737	503,934
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 04/02/18	77,802	77,316
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A- 2 7.57% due 11/18/10	150,000	152,250
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	57,891	57,602

		1,857,662

Applications Software - 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	450,000	483,750

Auto-Cars/Light Trucks - 1.8%
Ford Motor Co. Debentures 6.38% due 02/01/29	2,135,000	1,451,800
General Motors Corp. Debentures 8.25% due 07/15/23	1,260,000	1,033,200
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,713,000	1,421,790

		3,906,790

Auto/Truck Parts & Equipment-Original - 0.4%
Lear Corp. Senior Notes 8.75% due 12/01/16	575,000	529,000
Visteon Corp. Senior Notes 8.25% due 08/01/10	360,000	320,400

		849,400

Auto/Truck Parts & Equipment-Replacement - 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(12)	300,000	0

Beverages-Non-alcoholic - 0.1%
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	200,000	183,000

Broadcast Services/Program - 0.6%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	706,000	716,590
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	525,000	486,938

		1,203,528

Building & Construction Products-Misc. - 1.4%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	625,000	637,500
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	567,000	581,884
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,075,000	1,058,875

NTK Holdings, Inc. Senior Notes 10.75 due 03/01/14(2)	1,125,000	663,750

		2,942,009

Building Products-Wood - 0.2%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	545,000	440,088

Cable TV - 2.9%
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	2,030,000	1,761,025
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	425,000	418,625
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	2,272,000	2,249,280
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	450,000	439,875
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	610,000	597,800
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11	565,000	588,306

		6,054,911

Casino Hotels - 1.8%
Eldorado Casino Corp. Sec. Bonds 10.00% due 08/01/12(3)(12)	429,222	429,222
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(12)	475,000	451,250
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,685,000	1,527,031
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	75,000	56,813
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	780,000	621,075
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	625,000	631,250

		3,716,641

Casino Services - 0.1%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	300,000	292,500

Cellular Telecom - 1.6%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	514,000	534,560
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	150,000	156,750
Centennial Communications Corp. Senior Notes 10.98% due 01/01/13(4)	575,000	587,937
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	175,000	162,750
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	600,000	558,000
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	660,000	625,350
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*	600,000	609,000
Rural Cellular Corp. Senior Notes 10.66% due 11/01/12(4)	235,000	239,700

		3,474,047

Chemicals-Diversified - 0.1%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	114,000	119,130

Chemicals-Specialty - 2.5%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	1,070,000	1,128,850
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	475,000	509,438
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	375,000	382,500
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	1,955,000	1,735,062
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	1,625,000	1,551,875

		5,307,725

Commercial Services - 0.1%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	162,000	169,290

Computer Services - 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	950,000	947,625

Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	440,000	447,700

		1,395,325

Computers-Integrated Systems - 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	175,000	150,063

Consumer Products-Misc. - 0.6%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	397,000	387,075
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	200,000	198,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	75,000	74,813
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(2)	655,000	602,600

		1,262,488

Containers-Metal/Glass - 0.9%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	300,000	270,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	710,000	656,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,010,000	1,045,350

		1,972,100

Containers-Paper/Plastic - 1.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	550,000	544,500
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	892,000	733,670
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,110,000	1,065,600

		2,343,770

Cosmetics & Toiletries - 0.2%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	475,000	466,688

Data Processing/Management - 0.6%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,360,000	1,176,400

Direct Marketing - 0.3%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	675,000	637,875

Distribution/Wholesale - 0.4%
Varietal Distribution, Inc. Company Guar. Notes 10.25% due 07/15/15*	875,000	835,625

Diversified Manufacturing Operations - 0.6%
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	325,000	281,125
Harland Clarke Holdings Corp. Notes 9.62% due 05/15/15(4)	425,000	367,625
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	400,000	365,000
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	275,000	273,625

		1,287,375

Electric-Generation - 2.7%
Edison Mission Energy Senior Notes 7.20% due 05/15/19(12)	300,000	286,500
Edison Mission Energy Senior Notes 7.50% due 06/15/13	250,000	250,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27(12)	625,000	582,812
Edison Mission Energy Senior Notes 7.75% due 06/15/16	675,000	681,750
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	114,670	119,830
The AES Corp. 7.75% due 10/15/15*	1,075,000	1,066,937
The AES Corp. Senior Notes 8.00% due 10/15/17*	1,800,000	1,791,000
The AES Corp. Sec. Notes 8.75% due 05/15/13*	499,000	518,960
The AES Corp. Senior Notes 8.88% due 02/15/11	425,000	440,938

		5,738,727

Electric-Integrated - 2.0%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	475,000	465,500
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,385,000	1,381,538

Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	540,000	499,500
Southern Energy, Inc. Notes 7.90% due 07/15/09†*(1)(10)(12)	1,225,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15*	1,575,000	1,526,438
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	400,000	377,000

		4,249,976

Electronic Components-Semiconductors - 1.3%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	420,000	387,450
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	100,000	94,000
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	760,000	761,900
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	840,000	732,900
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	460,000	394,450
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	425,000	386,750

		2,757,450

Electronics-Military - 0.4%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	760,000	744,800

Energy-Alternate Sources - 0.5%
Aventine Renewable Energy Holdings, Inc. Notes 10.00% due 04/01/17	500,000	447,500
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	225,000	184,500
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	375,000	372,656

		1,004,656

Finance-Auto Loans - 3.5%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	275,000	261,670
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	4,925,000	4,662,985
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	300,000	278,459
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	700,000	611,592
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	185,000	157,276
General Motors Acceptance Corp. Notes 7.82% due 12/01/14(4)	625,000	512,514
GMAC LLC Senior Notes 6.00% due 12/15/11	300,000	254,915
GMAC LLC Notes 6.36% due 09/23/08(4)	650,000	630,940

		7,370,351

Food-Meat Products - 0.0%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	75,000	74,250

Food-Misc. - 0.1%
Wornick Co. Sec. Notes 10.88% due 07/15/11†(5)	450,000	301,500

Funeral Services & Related Items - 0.8%
Service Corp. International Senior Notes 6.75% due 04/01/16	325,000	307,125
Service Corp. International Senior Notes 7.00% due 06/15/17	300,000	282,750
Service Corp. International Senior Notes 7.38% due 10/01/14	430,000	425,700
Service Corp. International Senior Notes 7.63% due 10/01/18	280,000	277,900
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	400,000	380,000

		1,673,475

Gambling (Non-Hotel) - 1.5%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	750,000	705,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	980,000	955,500

Mohegan Tribal Gaming Senior Sub. Notes 7.13% due 08/15/14	950,000	914,375
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	514,000	513,357

		3,088,232

Gas-Distribution - 0.1%
Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	175,000	178,171

Golf - 0.1%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	200,000	124,000

Home Furnishings - 0.3%
Simmons Co. Senior Notes 10.00% due 12/15/14(2)	923,000	729,170

Hotels/Motels - 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	425,000	401,625

Human Resources - 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	200,000	212,000

Independent Power Producers - 3.5%
Calpine Corp. Sec. Notes 8.50% due 07/15/10*(7)	3,378,000	3,631,350
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,350,000	2,303,000
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	75,000	81,750
Reliant Energy, Inc. Company Guar. Notes 6.75% due 12/15/14	425,000	423,938
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	400,000	386,000
Reliant Energy, Inc Senior Notes 7.88% due 12/31/17	675,000	653,906

		7,479,944

Insurance Brokers - 0.4%
USI Holdings Corp. Senior Notes 8.74% due 11/15/14*(4)	350,000	313,250
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	700,000	584,500

		897,750

Investment Management/Advisor Services - 1.2%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	1,525,000	1,517,375
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	650,000	641,062
LVB Acquisition Merger, Inc. Senior Notes 10.00% due 10/15/17*	475,000	480,344

		2,638,781

Machinery-Farming - 0.0%
Case Corp. Notes 7.25% due 01/15/16	40,000	40,200

Medical Information Systems - 0.3%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	725,000	688,750

Medical Products - 1.1%
Reable Therapeutics Finance Corp. LLC Senior Notes 10.88% due 11/15/14*	100,000	96,250
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. Company Guar. Notes 11.75% due 11/15/14	650,000	594,750
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	1,175,000	1,175,000
Universal Hospital Services, Inc. Senior Notes 8.76% due 06/01/15*	400,000	394,000

		2,260,000

Medical-Biomedical/Gene - 0.6%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	1,376,000	1,327,840

Medical-HMO - 0.6%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,355,000	1,355,000

Medical-Hospitals - 4.2%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	2,785,000	2,812,850
HCA, Inc. Senior Notes 6.25% due 02/15/13	605,000	526,350

HCA, Inc. Senior Notes 8.75% due 09/01/10	175,000	175,219
HCA, Inc. Sec. Notes 9.13% due 11/15/14	600,000	613,500
HCA, Inc. Sec. Notes 9.25% due 11/15/16	3,260,000	3,374,100
HCA, Inc. Sec. Notes 9.63% due 11/15/16	460,000	478,400
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	950,000	921,500

		8,901,919

Medical-Nursing Homes - 0.3%
Sun Healthcare Group, Inc. Company Guar. Notes 9.13% due 04/15/15	600,000	601,500

Metal Processors & Fabrication - 0.2%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	310,000	320,850

Metal-Diversified - 1.8%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	350,000	373,625
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,050,000	2,214,000
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*(4)	1,025,000	881,500
Noranda Aluminium Holding Corp. Senior Notes 10.49% due 11/15/14*(4)	425,000	392,062

		3,861,187

Multimedia - 0.1%
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	200,000	206,000

Non-Ferrous Metals - 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(7)(9)(12)	210,000	0

Non-Hazardous Waste Disposal - 0.6%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,185,000	1,165,744

Office Automation & Equipment - 0.8%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	1,575,000	1,595,125

Oil Companies-Exploration & Production - 4.3%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	125,000	126,250
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	650,000	606,125
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,020,000	902,700
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*	125,000	111,250
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,700,000	1,649,000
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	325,000	312,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	700,000	630,000
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	175,000	161,875
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	425,000	405,875
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	695,000	675,887
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	1,088,437
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	193,000
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	225,000	216,563
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,880,000	1,776,600
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	300,000	279,000

		9,134,562

Oil-Field Services - 0.5%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	475,000	475,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	325,000	325,813

Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	168,424	176,479

		977,292

Paper & Related Products - 0.9%
Abitibi-Consolidated Finance LP Company Guar. Bonds 7.88% due 08/01/09	150,000	143,625
Bowater, Inc. Notes 6.50% due 06/15/13	525,000	375,375
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	535,000	468,794
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	715,000	686,400
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	225,000	215,437

		1,889,631

Physicians Practice Management - 0.4%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	765,000	749,700

Pipelines - 3.9%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	560,000	548,800
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,075,000	1,075,000
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	700,000	701,750
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,040,000	1,023,100
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	725,000	730,437
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	625,000	736,294
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	565,000	532,513
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	300,000	300,750
NGC Corp Capital Trust Company Guar. Bonds 8.32% due 06/01/27	835,000	728,538
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	410,000	420,964
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	75,000	79,313
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,200,000	1,356,000

		8,233,459

Poultry - 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	523,000	512,540

Printing-Commercial - 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	535,000	454,750

Publishing-Newspapers - 0.0%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	140,000	91,000

Publishing-Periodicals - 0.4%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,060,000	869,200

Recycling - 0.7%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,010,000	868,600

Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	825,000	693,000

		1,561,600

Rental Auto/Equipment - 0.8%
Neff Corp. Company Guar. Notes 10.00% due 06/01/15(12)	225,000	135,000
Rental Service Corp. Notes 9.50% due 12/01/14	575,000	533,312
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,100,000	1,006,500

		1,674,812

Research & Development - 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	805,000	725,506

Retail-Discount - 0.2%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	350,000	318,500

Retail-Drug Store - 0.7%
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	300,000	273,000

Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	1,350,000	1,161,000

		1,434,000

Retail-Major Department Stores - 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	210,000

Retail-Music Store - 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(1)(5)(7)(10)(12)	16,572	4,309

Retail-Petroleum Products - 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	525,000	509,250

Retail-Regional Department Stores - 0.2%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	375,000	390,000

Retail-Restaurants - 0.4%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	375,000	356,250

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	625,000	556,250

		912,500

Rubber-Tires - 0.3%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	750,000	622,500

Rubber/Plastic Products - 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(8)(11)(12)	50,000	120

Soap & Cleaning Preparation - 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(2)	50,000	50,000

Special Purpose Entities - 3.3%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(2)	650,000	559,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	175,000	187,250
CCM Merger, Inc. Notes 8.00% due 08/01/13*	875,000	811,562
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	396,000	405,900
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	710,000	717,100
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	350,000	376,250
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	525,000	485,625
KAR Holdings, Inc. Company Guar. Notes 8.91% due 05/01/14*(4)	450,000	409,500
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	375,000	355,313
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	185,000	193,325
MXEnergy Holdings, Inc. Senior Notes 12.81% due 08/01/11(4)	475,000	472,625
PNA Intermediate Holding Corp. Senior Notes 11.87% due 02/15/13*(4)	225,000	207,000
Snoqualmie Entertainment Authority Sec. Notes 9.06% due 02/01/14*(4)	425,000	405,875
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	870,000	837,375
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	125,000	120,000
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	400,000	400,000

		6,943,700

Specified Purpose Acquisitions - 0.1%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	307,000	314,254

Steel-Producer - 0.5%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,025,000	1,005,781

Steel-Specialty - 0.0%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	100,000	105,250

Storage/Warehousing - 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	400,000	362,000
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	690,000	627,900

		989,900

Telecom Services - 1.1%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	50,000	45,000
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	275,000	251,625
Insight Midwest LP Senior Notes 9.75% due 10/01/09	52,000	52,000
MasTec, Inc. Senior Notes 7.63% due 02/01/17	250,000	242,500
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	875,000	868,437
Qwest Corp. Senior Notes 7.50% due 10/01/14	850,000	860,625

		2,320,187

Telephone-Integrated - 1.8%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	50,000	45,500
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	775,000	749,812
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	500,000	477,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	656,000	660,920
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	75,000	67,313
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,750,000	1,736,875

		3,737,920

Television - 1.9%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	10,000	9,900
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	175,000	154,875
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	535,000	505,575
Paxson Communication Corp. Sec. Senior Notes 8.49% due 01/15/12*(4)	325,000	319,312
Paxson Communication Corp. Sec. Senior Notes 11.49% due 01/15/13*(4)	2,350,000	2,332,375
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	390,000	284,700
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	575,000	460,000

		4,066,737

Theaters - 1.1%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,350,000	1,279,125
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(2)	1,050,000	976,500

		2,255,625

Transactional Software - 0.3%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	765,000	711,450

Transport-Air Freight - 1.5%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	339,478	332,688
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	384,059	378,298
Atlas Air, Inc. Pass Through Certs. Series 1998-1, Class A 7.38% due 01/02/18	56,595	56,453
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	862,020	1,008,563
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	1,014,937	1,035,236
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	87,400	87,400
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	247,455

		3,146,093

Transport-Services - 0.4%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	500,000	501,875
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	250,000	242,500

		744,375

Travel Services - 0.4%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	375,000	375,938
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	505,000	532,775

		908,713

Vitamins & Nutrition Products - 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14(4)	250,000	237,500

Total Corporate Bonds & Notes (cost $174,023,890)		167,161,669

FOREIGN CORPORATE BONDS & NOTES - 9.2%
Building & Construction-Misc. - 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	510,000	512,550

Building Products-Doors & Windows - 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	70,000	55,825

Computers-Memory Devices - 0.4%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	825,000	812,625

Containers-Metal/Glass - 0.7%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	1,285,000	1,198,262
Vitro SAB De CV 11.75% due 11/01/13	200,000	207,000

		1,405,262

Diversified Manufacturing Operations - 0.5%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	995,000	1,029,825

Electronic Components-Misc. - 0.4%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	850,000	773,500
Electronic Components-Semiconductors - 0.2%
Avago Technologies Finance Company Guar. Notes 10.13% due 12/01/13	400,000	421,000
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	100,000	100,000

		521,000

Food-Meat Products - 0.5%
JBS SA Company Guar. Notes 9.38% due 02/07/11	800,000	804,000
JBS SA Senior Notes 10.50% due 08/04/16*	250,000	254,062

		1,058,062

Independent Power Producer - 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(5)(12)	475,000	475

Medical-Drugs - 1.5%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	440,000	358,600
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.33% due 12/01/13(4)	575,000	546,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	810,000	793,800
Elan Finance PLC Company Guar. Notes 8.87% due 11/15/11(4)	225,000	220,500
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13	1,350,000	1,350,000

		3,269,150

Multimedia - 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*	300,000	279,750

Music - 0.1%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	164,000	165,640

Oil Companies-Exploration & Production - 1.3%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	900,000	841,500
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14*	850,000	828,750
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	1,175,000	1,157,375

		2,827,625

Paper & Related Products - 0.4%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	75,000	73,125
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	175,000	119,875
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	660,000	574,200

Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	125,000	97,813

		865,013

Printing-Commercial - 0.4%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*(5)	1,005,000	756,263

Satellite Telecom - 1.6%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)	1,260,000	1,261,575
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	625,000	646,875
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(2)	910,000	746,200
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	485,000	361,325
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12	325,000	271,375

		3,287,350

Special Purpose Entity - 0.3%
Hellas Telecommunications Luxembourg II Sub. Notes 10.99% due 01/15/15*(4)	665,000	635,075

Telecom Services - 0.2%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	325,000	339,625

Transport-Marine - 0.3%
Navios Maritime Holdings, Inc. Notes 9.50% due 12/15/14	200,000	205,500
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	375,000	360,000

		565,500

Transport-Rail - 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	137,000	144,535
Kansas City Southern de Mexico SA de CV Senior Notes 7.38% due 03/01/14*	125,000	123,125

		267,660

Total Foreign Corporate Bonds & Notes (cost $20,765,371)		19,427,775

LOANS - 3.3%
Beverages-Non-alcoholic - 0.2%
Le-Natures, Inc. 9.36% due 03/01/11†(7)(12)(13)(14)	600,000	350,250

Building-Residential/Commercial - 0.4%
TOUSA, Inc. 12.82% due 07/31/13(12)(13)(14)	1,000,000	865,000

Diversified Financial Services - 0.5%
Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11(10)(12)(13)(14)	1,142,636	1,139,779

Wind Finance SL S.A 11.32% due 11/26/14(13)(14)	1,000,000	1,025,000

Electric Products -Misc. - 0.5%
Texas Competitive Electric 8.40% due 10/10/14(12)(13)(14)	1,000,000	983,750

Leisure Products - 0.1%
AMC Entertainment Holdings, Inc. 9.99% due 06/15/12(10)(12)(13)(14)	308,288	294,608
Medical-Drugs - 0.4%
Triax Pharmaceuticals LLC 15.54% due 08/30/11(1)(10)(12)(13)(14)(16)(17)	1,002,583	901,631

Satellite Telecom - 0.7%
Intelsat Bermuda Ltd. 6.30% due 07/03/12(13)(14)	1,000,000	980,750

Intelsat Corp. 6.71% due 01/03/14(13)(14)	500,000	490,375

Total Loans (cost $7,365,920)		7,031,143

COMMON STOCK - 1.4%
Casino Services - 0.0%
Shreveport Gaming Holdings, Inc.†(1)(10)(12)	2,501	57,580

Cellular Telecom - 1.0%
iPCS, Inc. (10)(12)	58,957	2,039,912

Independent Power Producer - 0.0%
Mirant Corp.	1,525	58,850

Medical-Drugs - 0.0%
Triax Pharmaceuticals LLC(1)(10)(12)(15)	85,612	35,957

Medical-Outpatient/Home Medical - 0.0%
Critical Care Systems International, Inc.(1)(10)(12)	13,262	133

Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc.†	3,174	5,618

Oil-Field Services - 0.4%
Trico Marine Services, Inc.†	27,069	957,431

Retail-Music Store - 0.0%
MTS, Inc.(1)(10)(12)	3,863	0

Total Common Stock (cost $1,434,640)		3,155,481
PREFERRED STOCK - 1.0%
Medical-Drugs - 0.0%
Triax Pharmaceuticals LLC, Class C (1)(10)(12)(15)	26,118	52,235
Medical-Generic Drugs - 0.2%
Mylan, Inc.	425	438,600

Security Description	Shares/ Principal Amount	Value (Note 1)
Oil Companies-Exploration & Production - 0.8%
EXCO Resources, Inc. Convertible Series A-1 7.00%(1)(10)	125	1,362,500
Transmeridian Exploration, Inc. 15.00%(1)	2,389	195,898

		1,558,398

Total Preferred Stock
(cost $1,947,584)		2,049,233

WARRANTS — 0.0%†
Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)†	13,811	3,453

Telephone-Integrated — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(1)(12)†	200	2

Total Warrants
(cost $37,980)		3,455

Total Long-Term Investment Securities
(cost $206,658,014)		199,734,587

REPURCHASE AGREEMENT - 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $11,376,848 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 02/15/09 and having an approximate value of $11,718,144 (cost $11,373,000)	11,373,000	11,373,000

TOTAL INVESTMENTS
(cost $218,031,014)(6)	99.7%	211,107,587
Other assets less liabilities	0.3	534,568

NET ASSETS	100.0%	$211,642,155

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $49,341,175 representing 23.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(3)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.

(5)	Bond in default

(6)	See Note 4 for cost of investments on a tax basis.

(7)	Company has filed Chapter 11 bankruptcy.

(8)	Company has filed Chapter 7 bankruptcy.

(9)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(10)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings, Inc.
Loan Agreement
9.99% due 06/15/12	09/17/07	$308,288	$308,288	$294,608	$95.56	0.14%
Critical Care Systems International, Inc. Common Stock	06/04/05	1,420	12,824	133	0.01	0.00
		2,368	21,394
		4,737	37,189
		4,737	35,230

		13,262	106,637

EXCO Resources, Inc.
Convertible Series A-1
7.00% Preferred Stock	03/29/07	125	1,250,000	1,362,500	10,900	0.64
ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/05	$250,000	250,000	250,000	100.00	0.12
iPCS, Inc.
Common Stock	08/12/04	57,705	894,412
	07/28/05	1,252	0

		58,957	894,412	2,039,912	34.60	0.96

MTS, Inc.
Common Stock	03/16/04	3,863	0	0	0.00	0.00
MTS, Inc.
Senior Notes
10.00% due 03/15/09	03/16/04	$13,636	47,099
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		$16,572	48,323	4,309	$26.00	0.00

Shreveport Gaming Holdings, Inc.
Common Stock	07/21/05	531	12,228
	07/19/05	1,970	45,355

		2,501	57,583	57,580	23.02	0.03

Southern Energy
Notes
7.90% due 07/15/09	01/10/06	$1,225,000	0	0	0.00	0.00
Triax Pharmaceuticals LLC
15.54% due 08/30/11 Loan Agreement	08/31/2007	$1,002,583	0	901,631	89.93	0.00
Triax Pharmaceuticals LLC Common Stock	08/31/2007	85,612	35,957	35,957	0.42	0.00
Triax Pharmaceuticals LLC Preferred Stock	08/31/2007	26,118	52,235	52,235	2.00	0.00
Wind Acquisition Holdings
Finance S.A.
12.61% due 12/21/11 Loan Agreement	03/15/07	$206,305	206,843
	03/19/07	103,153	103,150
	06/21/07	206,374	208,892
	07/18/07	3,288	3,308
	07/18/07	6,575	6,618
	10/31/07	16,941	16,941
	11/01/07	600,000	605,724

		$1,142,636	1,151,476	1,139,779	99.75	0.54

				5,218,314		2.39%

(11)	Bond in default and did not pay principal at maturity.

(12)	Illiquid

(13)	Senior Loans are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London InterBank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)	Consists of more than one class of securities traded together as a unit.

(16)	A portion of the interest is paid in the form of additional bonds.

(17)	Loan is subject to an unfunded loan commitment. See Note 5 for details.

See Notes to Portfolio of Investments

VALIC COMPANY II INTERNATIONAL SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1) (1)
COMMON STOCK - 91.2%
Australia - 2.0%

Austal, Ltd.	468,542	$1,098,926
Bradken, Ltd.	152,556	1,827,470
Candle Australia, Ltd.	601,889	1,263,804
JB Hi-Fi, Ltd.	126,877	1,824,609
Macmahon Holdings, Ltd.	1,265,995	2,193,299
Navitas, Ltd.	511,968	948,965
Oakton, Ltd.	301,565	1,639,973
Primary Health Care, Ltd.	55,054	603,681
Seek, Ltd.	116,670	816,434
Tassal Group, Ltd.	503,259	1,690,936
Transfield Services, Ltd.	108,594	1,476,656

		15,384,753

Austria - 1.0%

Andritz AG	131,351	8,033,966

Bermuda - 1.8%

CNPC Hong Kong, Ltd.	2,160,000	1,488,937
Fairwood, Ltd.	890,500	1,113,515
FerroChina, Ltd.	1,299,000	1,840,307
Global Sources, Ltd.†	42,400	1,290,232
IT, Ltd.	9,116,000	3,021,233
Sino Techfibre, Ltd.	2,072,000	1,525,537
Synear Food Holdings, Ltd.	1,561,000	1,887,025
Varitronix International, Ltd.	324,000	250,938
VTech Holdings, Ltd.	179,000	1,591,757

		14,009,481

Cayman Islands - 1.7%

AAC Acoustic Technologies Holdings, Inc.†	2,684,000	3,599,734
Anta Sports Products, Ltd.†	2,097,000	2,355,927
China Huiyuan Juice Group, Ltd.†	1,248,000	1,413,691
HKR International, Ltd.	1,856,800	1,836,127
New World Department Store China, Ltd.†	1,881,000	2,154,929
Shenzhou International Group Holdings, Ltd.	893,000	401,714
Xinyi Glass Holding Co., Ltd.	1,500,000	1,763,182

		13,525,304

China - 1.1%

AsiaInfo Holdings, Inc.†	230,500	2,719,900
China BlueChemical, Ltd.	5,952,000	3,870,923
Zhuzhou CSR Times Electric Co., Ltd.	1,089,000	1,718,030

		8,308,853

Denmark - 4.1%

FLSmidth & Co. A/S	142,990	14,446,436
Genmab A/S†	72,880	4,345,041
Royal UNIBREW A/S	33,391	3,838,061
Vestas Wind Systems A/S†	98,505	9,310,091

		31,939,629

Finland - 4.0%

Nokian Renkaat Oyj	226,781	8,643,682
OKO Bank Class A	401,974	7,946,732
Ramirent Oyj	296,724	5,064,878
Wartsila Corp., Class B	121,906	9,310,970

		30,966,262

France - 4.1%

Bureau Veritas SA†	180,000	10,269,914
Euler Hermes SA	61,549	7,738,277
Laurent-Perrier	9,229	1,592,430
Manitou BF SA	114,628	6,100,819
Nexans SA	51,065	6,829,764

		32,531,204

Germany - 8.0%

Fielmann AG	161,137	10,742,009
GEA Group AG†	116,230	4,209,331
K+S AG	46,574	9,506,857
MTU Aero Engines Holding AG	166,345	8,837,219
SGL Carbon AG†	210,218	11,867,155
Symrise AG†	316,555	9,119,246
Wincor Nixdorf AG	93,452	8,054,740

		62,336,557

Greece - 1.9%

Fourlis Holdings SA	159,756	5,940,756
Piraeus Bank SA	230,247	8,875,477

		14,816,233

Hong Kong - 1.9%

Apac Resources, Ltd†.	7,640,000	1,763,322
China Everbright International, Ltd.	3,779,000	1,872,966
China Green Holdings, Ltd.	2,658,000	2,786,986
Dah Sing Banking Group, Ltd.	720,400	1,551,043
Guangzhou Investment Co., Ltd.	5,850,000	1,922,571
Melco International Development	1,387,000	2,230,616
Minmetals Resources, Ltd.	1,032,000	704,982
Shaw Brothers (Hong Kong), Ltd.	308,000	620,362
Shenzhen International Holdings	12,030,000	1,751,583

		15,204,431

India - 0.4%

Asian Paints, Ltd.	2,403	60,818
Chennai Petroleum Corp., Ltd.	292,380	3,010,024

		3,070,842

Indonesia - 0.4%

Medco Energi Internasional Tbk PT	2,314,000	1,340,935
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT†	135,000	151,242
United Tractors Tbk PT	1,096,000	1,321,896

		2,814,073

Ireland - 1.0%

Kingspan Group PLC	352,829	7,453,583

Italy - 1.7%

Azimut Holding SpA	506,003	7,212,154
Hera SpA	1,437,770	6,125,666

		13,337,820

Japan - 28.3%

Amano Corp.	157,200	1,837,437
Chugoku Marine Paints, Ltd.	461,000	5,146,046
Daiichi Chuo Kisen Kaisha	252,000	1,751,846
Dena Co., Ltd.	937	6,549,558

Digital Garage, Inc.†	1,341	2,266,103
Disco Corp.	56,200	3,324,230
Don Quijote Co, Ltd.	346,100	7,343,593
en-japan, Inc.	606	2,190,420
EPS Co., Ltd.	973	3,451,154
Exedy Corp.	182,400	6,242,363
FP Corp.	75,900	2,615,326
Fujimi, Inc.	123,300	1,872,042
Glory, Ltd.	50,500	1,370,708
Harmonic Drive Systems, Inc.	368	1,345,495
HIS Co., Ltd.	202,600	3,927,868
Hisamitsu Pharmaceutical Co., Inc.	128,300	3,863,812
Hitachi Systems & Services, Ltd.	144,200	3,145,403
Imagineer Co., Ltd.	79,300	1,220,971
Intelligence, Ltd.	829	1,912,636
Iriso Electronics Co., Ltd.	61,300	1,437,766
Japan Aviation Electronics Industry, Ltd.	238,000	3,593,898
Japan Steel Works, Ltd.	411,000	6,050,955
Kaga Electronics Co., Ltd.	88,500	1,306,553
Kakaku.com, Inc.	1,060	4,390,463
Kenedix, Inc.	1,024	1,943,758
Kito Corp.	571	1,578,373
Kitz Corp.	178,000	1,091,320
Koito Manufacturing Co., Ltd.	260,000	3,518,762
Kyoritsu Maintenance Co., Ltd.	164,400	3,392,932
Land Business Co., Ltd.	216	176,367
Lintec Corp.	181,000	2,877,762
Mani, Inc.	31,000	1,983,854
MCJ Co., Ltd. †	1,875	985,348
Miraca Holdings, Inc.	108,200	2,635,596
Miraial Co., Ltd.	40,400	1,584,367
Mitsubishi UFJ Lease & Finance Co., Ltd.	71,380	2,519,147
Modec, Inc.	135,600	4,529,312
Moshi Moshi Hotline, Inc.	125,500	6,778,336
Nabtesco Corp.	426,000	6,694,268
Nihon Dempa Kogyo Co., Ltd.	50,500	2,342,100
Nishimatsuya Chain Co., Ltd.	235,800	3,319,864
Nissha Printing Co, Ltd.	55,500	2,026,602
NPC, Inc	28,800	975,450
Obic Co, Ltd.	23,790	4,538,759
Okasan Holdings, Inc.	469,000	3,003,496
Otsuka Corp.	68,500	6,108,233
Resort Solution Co., Ltd.	108,000	424,635
ResortTrust, Inc.	230,000	4,859,398
Right On Co., Ltd.	250	2,989
Rohto Pharmaceutical Co., Ltd.	209,000	2,506,076
Saint Marc Holdings Co., Ltd.	70,700	3,442,120
Sankyu, Inc.	613,000	3,747,420
Sasebo Heavy Industries Co., Ltd.	613,000	3,627,571
Sato Corp.	124,700	2,009,082
Secom Techno Service Co., Ltd.	57,000	1,837,069
Star Micronics Co., Ltd.	257,400	6,814,824
Sugi Pharmacy Co., Ltd.	57,700	1,721,031
Sumco Techxiv Corp.	15,900	814,737
Sysmex Corp.	124,700	5,464,540
Taiyo Ink Manufacturing Co., Ltd.	107,400	3,298,030
Takeei Corp.	14,300	516,719
Teikoku Piston Ring Co., Ltd.	258,100	2,667,251
Telepark Corp.	1,226	1,497,467
The Kagoshima Bank, Ltd.	123,000	884,224
Toho Pharmaceutical Co., Ltd.	137,000	2,644,802
Toshiba Machine Co., Ltd.	252,000	2,009,085
Toyo Tanso Co., Ltd.	66,000	6,348,947
Tsumura & Co.	144,200	3,043,178
Unicharm Petcare Corp	41,800	1,963,644
Union Tool Co.	81,500	2,738,465
USS Co, Ltd.	72,100	4,650,584
Works Applications Co., Ltd.	3,317	4,015,967
Xebio Co., Ltd.	117,500	3,803,298
Yamaguchi Financial Group, Inc.	130,000	1,735,783

		221,849,588

Malaysia - 0.6%

Lion Industries Corp. Bhd	1,994,600	1,286,782
Muhibbah Engineering Bhd	2,477,500	2,544,218
Sarawak Energy Bhd	1,747,400	1,244,547

		5,075,547

Philippines - 0.1%

Aboitiz Power Corp.†	5,050,000	607,354

Singapore - 1.6%

Ho Bee Investment, Ltd.	1,929,000	1,978,616
Jiutian Chemical Group, Ltd.	5,090,000	1,607,927
Raffles Education Corp., Ltd.	1,116,000	2,477,214
Raffles Medical Group, Ltd.	2,345,200	2,600,033
SC Global Developments, Ltd.	704,030	1,195,922
Swiber Holdings, Ltd. †	1,253,000	3,025,660

		12,885,372

South Korea - 3.4%

Elim Edu Co., Ltd. †	499,153	2,926,298
Hyundai DSF Co., Ltd. †	105,470	1,598,814
Hyunjin Materials Co., Ltd.†	35,484	1,756,774
Jinro Distillers Co., Ltd. †	81,772	1,193,732
Jinsung T.E.C. †	191,662	2,355,399
JVM Co., Ltd. †	39,825	2,359,509
Osstem Implant Co., Ltd. †	42,621	1,698,445
Sam Kwang Glass Ind. Co., Ltd. †	27,794	1,251,432
SODIFF Advanced Materials Co., Ltd. †	19,878	1,461,758
SSCP Co., Ltd.†	79,076	3,184,067
STX Pan Ocean Co., Ltd.†	754,130	3,108,292
Synopex, Inc. †	186,314	2,202,340
Taeyoung Engineering & Construction†	138,010	1,753,540

		26,850,400

Spain - 7.4%

Bankinter SA	579,815	12,201,324
Bolsas Y Mercados Espanoles	165,907	11,873,319
Grifols SA	275,456	6,379,495
Indra Sistemas SA	229,083	6,255,614
Mecalux SA†	87,395	3,564,086
Red Electrica de Espana	167,313	10,330,674
Tecnicas Reunidas SA	106,367	7,660,918

		58,265,430

Sweden - 4.3%

Alfa Laval AB	121,427	7,820,843
Hexagon AB	388,483	8,805,476
Lindab International AB	389,367	9,738,526
Munters AB	2	24
RaySearch Laboratories AB†	22,619	679,002
SKF AB, Class B	383,078	6,752,166

		33,796,037

Switzerland - 4.6%

Basilea Pharmaceutica AG†	29,632	5,121,081
EFG International	133,951	5,452,146
Galenica AG	13,531	7,360,891
Sika AG	5,501	10,259,273
Sonova Holding AG	73,136	7,820,417

		36,013,808

Taiwan - 1.0%

CyberTAN Technology, Inc.	355,680	710,496
Everlight Electronics Co., Ltd.	499,511	1,929,286
International Games System Co., Ltd.	164,450	1,354,767
Mosel Vitelic, Inc.	602,970	1,142,132
Polaris Securities Co., Ltd.†	187,058	92,250
Sanyo Electric Taiwan Co., Ltd.	1,422,000	1,629,246
Shin Zu Shing Co., Ltd.	205,000	1,306,351

		8,164,528

Thailand - 0.1%

Somboon Advance Technology PCL†(2)	1,927,600	831,463

United Kingdom - 4.7%

Cookson Group PLC	625,961	9,580,639
IG Group Holdings PLC	1,548,271	13,028,643
Northumbrian Water Group PLC	947,904	6,829,843
Rotork PLC	294,933	5,969,001
Tanfield Group PLC†	591,144	1,712,454

		37,120,580

Total Common Stock (cost $673,669,681)		715,193,098

PREFERRED STOCK - 1.9%
Germany - 1.9%
Fuchs Petrolub AG	93,142	8,424,960
Hugo Boss AG	92,942	6,387,796

Total Preferred Stock (cost $12,193,970)		14,812,756

WARRANTS - 0.0%
Singapore - 0.0%

Jiutian Chemical Group, Ltd. Expires 10/15/10 (Strike price 0.80 SGD) (cost $0)	1,018,000	116,001

Total Long-Term Investment Securities (cost $685,863,651)		730,121,855

REPURCHASE AGREEMENT - 5.5%

Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $42,830,486 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 02/15/09 and having an approximate value of $44,102,106 (cost $42,816,000)	$42,816,000	$42,816,000

TOTAL INVESTMENTS - (cost $728,679,651) (3)	98.6%	772,937,855
Other assets less liabilities	1.4	11,039,935

NET ASSETS -	100.0%	$783,977,790

†	Non-income producing security

(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at November 30, 2007. At November 30, 2007, the aggregate value of these securities was $714,894,345 representing 91.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Fair valued security; see Note 1

(3)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
Repurchase Agreements	5.5%
Building & Construction Products-Misc.	5.3
Banks-Commercial	4.9
Machinery-General Industrial	3.5
Chemicals-Diversified	3.2
Miscellaneous Manufacturing	2.7
Diversified Manufacturing Operations	2.4
Chemicals-Specialty	2.3
Finance-Investment Banker/Broker	1.9
Machinery-Construction & Mining	1.9
Medical-Drugs	1.9
Computers-Integrated Systems	1.8
Electronic Components-Misc.	1.8
Gambling (Non-Hotel)	1.7
Auto/Truck Parts & Equipment-Original	1.6
Oil Refining & Marketing	1.5
Medical Products	1.4
Retail-Misc./Diversified	1.4
Consulting Services	1.3
Electric-Transmission	1.3
Medical-Biomedical/Gene	1.3
Building-Heavy Construction	1.2
Medical-Wholesale Drug Distribution	1.2
Metal Processors & Fabrication	1.2
Power Converter/Supply Equipment	1.2
Aerospace/Defense	1.1
Computers	1.1
E-Commerce/Services	1.1
Investment Management/Advisor Services	1.1
Rubber-Tires	1.1
Appliances	1.0
Engineering/R&D Services	1.0
Filtration/Separation Products	1.0
Financial Guarantee Insurance	1.0
Machinery-Material Handling	1.0
Direct Marketing	0.9
Retail-Discount	0.9
Water	0.9
Apparel Manufacturers	0.8
Computer Services	0.8
Electric-Integrated	0.8
Retail-Apparel/Shoe	0.8
Therapeutics	0.8
Wire & Cable Products	0.8
Coatings/Paint	0.7
Diversified Operations	0.7
Instruments-Controls	0.7
Internet Content-Information/News	0.7
Machinery-Electrical	0.7
Medical Instruments	0.7
Rental Auto/Equipment	0.7
Shipbuilding	0.7
Containers-Paper/Plastic	0.6
Real Estate Operations & Development	0.6
Resorts/Theme Parks	0.6
Retail-Automobile	0.6
Retail-Restaurants	0.6
Transport-Marine	0.6
Agricultural Chemicals	0.5
Applications Software	0.5
Brewery	0.5
E-Services/Consulting	0.5
Electronics-Military	0.5
Food-Misc.	0.5
Retail-Sporting Goods	0.5
Transport-Truck	0.5
Travel Services	0.5
Agricultural Operations	0.4
Building-Maintance & Services	0.4
Data Processing/Management	0.4
Human Resources	0.4
Internet Infrastructure Software	0.4
Medical-Hospitals	0.4
Oil Companies-Exploration & Production	0.4
Oil-Field Services	0.4
Schools	0.4
Steel-Producers	0.4
Beverages-Wine/Spirits	0.3
Electronic Components-Semiconductors	0.3
Finance-Leasing Companies	0.3
Footwear & Related Apparel	0.3
Machinery-Print Trade	0.3
Printing-Commercial	0.3
Retail-Major Department Stores	0.3
Advanced Materials	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Beverages-Non-alcoholic	0.2
Cellular Telecom	0.2
Commerce	0.2
Commercial Services	0.2
Containers-Metal/Glass	0.2
Dental Supplies & Equipment	0.2
Distribution/Wholesale	0.2
Electric Products-Misc.	0.2
Electric-Generation	0.2
Electronic Connectors	0.2
Electronic Parts Distribution	0.2
Engines-Internal Combustion	0.2
Entertainment Software	0.2
Fisheries	0.2
Internet Content-Entertainment	0.2
Protection/Safety	0.2
Retail-Consumer Electronics	0.2
Retail-Drug Store	0.2
Retail-Regional Department Stores	0.2
Telecommunication Equipment	0.2
Textile-Products	0.2
Batteries/Battery Systems	0.1
Metal-Aluminum	0.1
Motion Pictures & Services	0.1
Networking Products	0.1
Recreational Centers	0.1
Recycling	0.1
Semiconductors Components-Intergrated Circuits	0.1
Textile-Apparel	0.1

98.6%

*	Calculated as a percentage of Net Assets

See Notes to Portfolio of Investments

VALIC COMPANY II LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 97.6%
Advanced Materials - 0.2%

Ceradyne, Inc.†	19,200	$949,248

Aerospace/Defense - 0.8%

Northrop Grumman Corp.	45,400	3,577,066

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	14,000	508,900

Banks-Commercial - 1.1%

Marshall & Ilsley Corp.	85,400	2,687,538
SVB Financial Group†	14,300	736,164
UnionBanCal Corp.	25,400	1,371,346

		4,795,048

Banks-Fiduciary - 1.9%

The Bank of New York Mellon Corp.	169,300	8,119,628

Banks-Super Regional - 5.8%

Bank of America Corp.	401,000	18,498,130
KeyCorp	92,800	2,444,352
PNC Financial Services Group, Inc.	19,600	1,434,916
Wachovia Corp.	64,200	2,760,600

		25,137,998

Batteries/Battery Systems - 0.9%

Energizer Holdings, Inc.†	36,000	4,090,680

Beverages-Wine/Spirits - 0.5%

Constellation Brands, Inc., Class A†	101,500	2,390,325

Broadcast Services/Program - 0.2%

Liberty Media Corp.-Capital, Class A†	7,200	857,232

Chemicals-Specialty - 1.8%

OM Group, Inc.†	22,400	1,260,896
Terra Industries, Inc.†	177,100	6,690,838

		7,951,734

Coal - 0.2%

Walter Industries, Inc.	23,600	818,684

Coatings/Paint - 0.4%

The Sherwin-Williams Co.	30,400	1,910,032

Commercial Services-Finance - 0.9%

Deluxe Corp.	118,400	3,740,256

Computers - 0.4%

Apple, Inc.†	8,800	1,603,536

Consumer Products-Misc. - 1.4%

Fossil, Inc.†	30,600	1,326,204
Tupperware Brands Corp.	132,200	4,611,136

		5,937,340

Containers-Paper/Plastic - 0.8%

Pactiv Corp.†	131,600	3,342,640

Cosmetics & Toiletries - 0.7%

Procter & Gamble Co.	38,500	2,849,000

Diversified Manufacturing Operations - 3.9%

General Electric Co.	375,300	14,370,237
Tyco International, Ltd.	69,400	2,785,022

		17,155,259

Electric-Integrated - 3.3%

Consolidated Edison, Inc.	52,500	2,543,625
Dominion Resources, Inc.	41,600	1,964,768
Duke Energy Corp.	131,600	2,604,364
MDU Resources Group, Inc.	27,600	753,204
Southern Co.	169,500	6,376,590

		14,242,551

Electronic Connectors - 0.7%

Thomas & Betts Corp.†	52,100	2,832,156

Engineering/R&D Services - 3.5%

Fluor Corp.	49,200	7,240,764
McDermott International, Inc.†	32,800	1,715,440
Shaw Group, Inc.†	96,000	6,088,320

		15,044,524

Finance-Credit Card - 1.4%

American Express Co.	102,900	6,069,042

Finance-Investment Banker/Broker - 4.7%

Citigroup, Inc.	170,100	5,664,330
JPMorgan Chase & Co.	323,760	14,769,931

		20,434,261

Garden Products - 0.2%

Toro Co.	14,900	829,185

Gas-Distribution - 0.8%

Energen Corp.	55,200	3,518,448

Health Care Cost Containment - 0.3%

McKesson Corp.	21,900	1,461,387

Insurance Broker - 1.7%

AON Corp.	149,600	7,475,512

Insurance-Life/Health - 0.8%

CIGNA Corp.	62,900	3,372,069

Insurance-Multi-line - 3.9%

ACE, Ltd.	128,400	7,682,172
MetLife, Inc.	55,700	3,653,363
XL Capital, Ltd., Class A	96,100	5,624,733

		16,960,268

Insurance-Property/Casualty - 2.0%

Arch Capital Group, Ltd.†	36,300	2,533,014
Chubb Corp.	110,800	6,044,140

		8,577,154

Insurance-Reinsurance - 3.6%

Axis Capital Holdings, Ltd.	74,500	2,841,430
Endurance Specialty Holdings, Ltd.	79,600	3,215,044
PartnerRe, Ltd.	35,200	2,906,464
RenaissanceRe Holdings, Ltd.	114,100	6,744,451

		15,707,389

Internet Security - 1.0%

McAfee, Inc.†	115,300	4,490,935

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	69,300	4,067,217

Machinery-Construction & Mining - 1.6%

Caterpillar, Inc.	95,800	6,888,020

Machinery-Farming - 2.0%

AGCO Corp.†	128,100	8,831,214

Medical-Drugs - 4.5%

Eli Lilly & Co.	159,500	8,445,525
Pfizer, Inc.	466,200	11,076,912

		19,522,437

Medical-HMO - 2.8%

Aetna, Inc.	91,700	5,124,196
Humana, Inc.†	92,500	7,125,275

		12,249,471

Oil Companies-Exploration & Production - 0.4%

Occidental Petroleum Corp.	23,900	1,667,503

Oil Companies-Integrated - 13.6%

Chevron Corp.	156,000	13,692,120
ConocoPhillips	175,100	14,015,004
ExxonMobil Corp.	317,940	28,347,531
Marathon Oil Corp.	51,900	2,901,210

		58,955,865

Oil Field Machinery & Equipment - 0.8%

Dresser Rand Group, Inc.†	94,000	3,346,400

Oil Refining & Marketing - 1.5%

Frontier Oil Corp.	143,300	6,333,860

Oil-Field Services - 0.3%

Global Industries, Ltd.†	66,900	1,483,173

Retail-Auto Parts - 1.1%

AutoZone, Inc.†	41,400	4,621,482

Retail-Computer Equipment - 1.8%

GameStop Corp., Class A†	136,500	7,841,925

Retail-Discount - 0.9%

Big Lots, Inc.†	208,900	3,900,163

Retail-Restaurants - 2.2%

McDonald’s Corp.	162,200	9,483,834

Schools - 2.7%

Apollo Group, Inc., Class A†	80,800	6,182,816
ITT Educational Services, Inc.†	49,400	5,589,116

		11,771,932

Semiconductors Components-Intergrated Circuits - 0.4%

Atmel Corp.†	444,900	1,953,111

Telephone-Integrated - 5.2%

AT&T, Inc.	259,661	9,921,647
CenturyTel, Inc.	70,200	2,992,626
Telephone and Data Systems, Inc.	42,600	2,651,850
Verizon Communications, Inc.	159,700	6,900,637

		22,466,760

Television - 0.3%

CBS Corp., Class B	41,800	1,146,574

Tobacco - 1.8%

Loews Corp.-Carolina Group	69,900	6,217,605
Reynolds American, Inc.	23,200	1,624,464

		7,842,069

Vitamins & Nutrition Products - 0.9%

NBTY, Inc.†	127,400	3,805,438

Wire & Cable Products - 0.1%

Belden, Inc.	8,300	382,215

Wireless Equipment - 1.9%

Motorola, Inc.	515,000	8,224,550

Total Long-Term Investment Securities
(cost $403,895,277)		423,534,700

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%

American Advantage Money Market Fund
(cost $9,957,350)	9,957,350	9,957,350

TOTAL INVESTMENTS
(cost $413,852,627) (1)	99.9%	433,492,050
Other assets less liabilities	0.1	581,721

NET ASSETS	100.0%	$434,073,771

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 94.5%
Advertising Sales - 1.3%

Focus Media Holding, Ltd. ADR†	21,981	$1,240,608

Aerospace/Defense - 1.2%

Spirit Aerosystems Holdings, Inc., Class A†	31,677	1,107,111

Aerospace/Defense-Equipment - 1.0%

BE Aerospace, Inc.†	19,235	904,045

Agricultural Chemicals - 0.9%

Potash Corp. of Saskatchewan, Inc.	6,866	823,165

Apparel Manufacturers - 4.5%

Coach, Inc.†	28,675	1,064,989
Guess ?, Inc.	15,461	725,585
Hanesbrands, Inc.†	49,204	1,389,029
Polo Ralph Lauren Corp.	14,012	966,548

		4,146,151

Applications Software - 0.5%

Citrix Systems, Inc.†	11,779	435,587

Banks-Commercial - 0.7%

Signature Bank†	17,335	642,262

Banks-Fiduciary - 1.0%

Northern Trust Corp.	11,887	962,728

Beverages-Non-alcoholic - 0.5%

Hansen Natural Corp.†	10,068	437,052

Casino Services - 2.3%

International Game Technology	22,196	969,077
Scientific Games Corp., Class A†	36,177	1,171,773

		2,140,850

Cellular Telecom - 1.1%

NII Holdings, Inc.†	17,783	980,910

Chemicals-Diversified - 0.9%

Wacker Chemie AG(1)	2,935	819,428

Coal - 0.5%

Peabody Energy Corp.	8,800	489,632

Computer Aided Design - 0.8%

Ansys, Inc.†	18,090	702,977

Computer Services - 1.7%

Cognizant Technology Solutions Corp., Class A†	14,669	456,206
IHS, Inc.†	15,238	1,068,793

		1,524,999

Computers-Memory Devices - 0.6%

SanDisk Corp.†	14,806	554,337

Consulting Services - 0.9%

Gartner, Inc.†	41,768	788,998

Consumer Products-Misc. - 1.2%

Jarden Corp.†	42,764	1,127,259

Containers-Metal/Glass - 3.4%

Crown Holdings, Inc.†	57,499	1,475,424
Owens-Illinois, Inc.†	37,500	1,683,375

		3,158,799

Data Processing/Management - 1.1%

Fidelity National Information Services, Inc.	12,976	560,823
SEI Investments Co.	14,529	450,689

		1,011,512

Diagnostic Equipment - 1.4%

Gen-Probe, Inc.†	13,200	882,948
Immucor, Inc.†	13,100	434,527

		1,317,475

Diagnostic Kits - 0.7%

Inverness Medical Innovations, Inc.†	11,192	656,747

Diversified Manufacturing Operations - 1.0%

Cooper Industries, Ltd. Class A	18,838	946,044

E-Commerce/Services - 0.5%

Orbitz Worldwide, Inc.†	62,006	496,048

Electronic Components-Semiconductors - 2.9%

Broadcom Corp., Class A†	27,113	725,002
MEMC Electronic Materials, Inc.†	7,475	579,910
NVIDIA Corp.†	13,600	428,944
ON Semiconductor Corp.†	106,216	976,125

		2,709,981

Electronic Connectors - 1.1%

Amphenol Corp., Class A	23,700	1,027,395

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	41,328	686,045

Engineering/R&D Services - 3.5%

Foster Wheeler, Ltd.†	11,000	1,639,000
McDermott International, Inc.†	30,000	1,569,000

		3,208,000

Entertainment Software - 1.7%

Electronic Arts, Inc.†	11,600	651,804
THQ, Inc.†	35,988	879,907

		1,531,711

Finance-Investment Banker/Broker - 1.3%

FBR Capital Markets Corp.†	16,315	164,292
MF Global, Ltd.†	37,245	1,073,773

		1,238,065

Finance-Other Services - 0.8%

IntercontinentalExchange, Inc.†	4,431	739,800

Food-Misc. - 0.8%

Corn Products International, Inc.	19,921	783,493

Footwear & Related Apparel - 1.4%

CROCS, Inc.†	33,973	1,325,966

Hazardous Waste Disposal - 0.2%

Energy Solutions, Inc.†	6,637	158,093

Hospital Beds/Equipment - 1.0%

Kinetic Concepts, Inc.†	15,907	932,787

Independent Power Producer - 1.2%

Dynegy, Inc., Class A†	147,647	1,123,594

Insurance-Life/Health - 0.3%

Genworth Financial, Inc., Class A	10,897	285,937

Internet Infrastructure Software - 0.6%

Akamai Technologies, Inc.†	14,790	562,907

Investment Companies - 0.5%

KKR Financial Holdings, LLC	29,028	442,096

Machinery-Construction & Mining - 1.2%

Joy Global, Inc.	19,311	1,120,038

Medical Instruments - 0.7%

ev3, Inc.†	45,257	662,562

Medical-Biomedical/Gene - 1.4%

AMAG Pharmaceuticals, Inc.†	11,300	651,219
Genzyme Corp.†	8,400	629,412

		1,280,631

Medical-Drugs - 2.3%

Adams Respiratory Therapeutics, Inc.†	11,000	474,540
Cephalon, Inc.†	9,600	719,232
Shire PLC(1)	39,100	927,683

		2,121,455

Medical-HMO - 1.9%

Humana, Inc.†	12,900	993,687
WellCare Health Plans, Inc.†	19,800	770,418

		1,764,105

Metal Processors & Fabrication - 2.4%

Kaydon Corp.	16,795	849,995
Precision Castparts Corp.	9,253	1,363,337

		2,213,332

Networking Products - 1.2%

Infinera Corp.†	20,569	448,610
Polycom, Inc.†	25,663	622,841

		1,071,451

Oil & Gas Drilling - 1.5%

Diamond Offshore Drilling, Inc.	8,100	943,083
ENSCO International, Inc.	8,000	430,800

		1,373,883

Oil Companies-Exploration & Production - 2.0%

Carrizo Oil & Gas, Inc.†	18,000	872,100
Southwestern Energy Co.†	19,409	965,986

		1,838,086

Oil Field Machinery & Equipment - 2.5%

Cameron International Corp.†	12,400	1,156,052
National-Oilwell Varco, Inc.†	16,800	1,144,920

		2,300,972

Oil-Field Services - 1.0%

Smith International, Inc.	14,000	878,080

Patient Monitoring Equipment - 0.9%

Mindray Medical International, Ltd. ADR	20,100	814,050

Pharmacy Services - 0.7%

Express Scripts, Inc.†	9,700	657,175

Physical Therapy/Rehabilation Centers - 0.6%

Psychiatric Solutions, Inc.†	14,000	511,420

Pipelines - 1.0%

Williams Cos., Inc.	26,000	902,460

Private Corrections - 1.7%

Corrections Corp. of America†	50,257	1,533,341

Real Estate Operations & Development - 0.3%

Meruelo Maddux Properties, Inc.†	74,649	313,526

Research & Development - 0.9%

Pharmaceutical Product Development, Inc.	20,300	859,502

Retail-Apparel/Shoe - 3.5%

Abercrombie & Fitch Co., Class A	16,931	1,389,019
Aeropostale, Inc.†	47,290	1,208,260
Under Armour, Inc., Class A†	12,156	603,910

		3,201,189

Retail-Computer Equipment - 0.6%

GameStop Corp., Class A†	9,712	557,954

Retail-Drug Store - 1.0%

Shoppers Drug Mart Corp.	16,988	932,008

Retail-Perfume & Cosmetics - 0.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	5,436	139,923

Retail-Pet Food & Supplies - 0.9%

PetSmart, Inc.	28,093	800,089

Retail-Restaurants - 1.1%

Burger King Holdings, Inc.	38,745	1,018,994

Retail-Sporting Goods - 0.9%

Dick’s Sporting Goods, Inc.†	25,848	808,008

Rubber-Tires - 1.2%

The Goodyear Tire & Rubber Co.†	38,405	1,104,144

School - 1.0%

Apollo Group, Inc., Class A†	11,530	882,276

Seismic Data Collection - 0.9%

Cie Generale de Geophysique-Veritas†(1)	2,900	870,380

Semiconductor Equipment - 0.8%

FormFactor, Inc.†	20,424	774,887

Semiconductors Components-Intergrated Circuits - 1.1%

Marvell Technology Group, Ltd.†	41,676	622,640
Maxim Integrated Products, Inc.	16,370	379,620

		1,002,260

Steel-Specialty - 0.9%

Allegheny Technologies, Inc.	8,853	865,381

Therapeutics - 0.2%

United Therapeutics Corp.†	2,200	220,176

Transactional Software - 2.2%

Solera Holdings, Inc.†	47,159	1,085,128
VeriFone Holdings, Inc.†	20,292	974,625

		2,059,753

Transport-Services - 1.0%

UTI Worldwide, Inc.	40,349	957,482

Wire & Cable Products - 1.7%

General Cable Corp.†	21,200	1,576,856

Wireless Equipment - 2.4%

American Tower Corp., Class A†	23,276	1,059,989
Crown Castle International Corp.†	26,539	1,113,311

		2,173,300

X-Ray Equipment - 1.0%

Hologic, Inc.†	14,000	929,460

Total Common Stock (cost $79,106,426)		87,261,183

Security Description	Principal Amount	Value (Note 1)
PREFERRED STOCK - 0.7%
Finance-Mortgage Loan/Banker - 0.7%

Thornburg Mtg., Inc. 10.00% (cost $675,000)	27,000	662,040

Total Long-Term Investment Securities (cost $79,781,426)		87,923,223

REPURCHASE AGREEMENT - 4.3%

Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $4,010,356 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25% due 05/15/09 and having an approximate value of $4,134,076 (cost $4,009,000)	$4,009,000	4,009,000

TOTAL INVESTMENTS (cost $83,790,426) (2)	99.5%	91,932,223
Other assets less liabilities	0.5	457,308

NET ASSETS	100.0%	$92,389,531

†	Non-income producing security

(1)	Security was valued using fair value procedures at November 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 98.5%
Advertising Agency - 0.5%

Omnicom Group, Inc.	47,416	$2,311,530

Advertising Services - 1.2%

R.H. Donnelley Corp.†	134,750	5,985,595

Aerospace/Defense-Equipment - 1.8%

Alliant Techsystems, Inc.†	44,300	5,175,569
Goodrich Corp.	48,247	3,439,529

		8,615,098

Agricultural Chemicals - 0.7%

UAP Holding Corp.	121,000	3,619,110

Agricultural Operations - 1.1%

Bunge, Ltd.	47,251	5,308,177

Airlines - 1.3%

Northwest Airlines Corp.†	264,300	4,804,974
UAL Corp.	34,400	1,408,336

		6,213,310

Apparel Manufacturer - 0.4%

Liz Claiborne, Inc.	86,800	2,177,812

Appliances - 0.5%

Whirlpool Corp.	30,300	2,453,088

Applications Software - 0.5%

Intuit, Inc.†	84,690	2,483,111

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.†	249,967	1,877,252

Auto/Truck Parts & Equipment-Original - 2.0%

Autoliv, Inc.	33,069	1,931,230
BorgWarner, Inc.	26,143	2,525,675
TRW Automotive Holdings Corp.†	64,100	1,439,045
WABCO Holdings, Inc.	81,480	3,826,301

		9,722,251

Banks-Commercial - 2.7%

City National Corp.	34,630	2,230,865
Commerce Bancorp, Inc.	102,000	4,061,640
M&T Bank Corp.	19,001	1,728,331
Marshall & Ilsley Corp.	56,945	1,792,059
UnionBanCal Corp.	17,508	945,257
Webster Financial Corp.	78,990	2,661,173

		13,419,325

Banks-Fiduciary - 0.5%

Northern Trust Corp.	30,042	2,433,102

Banks-Super Regional - 0.2%

KeyCorp	32,135	846,436

Beverages-Non-alcoholic - 0.6%

Pepsi Bottling Group, Inc.	70,165	2,993,941

Building Products-Air & Heating - 0.7%

Trane Inc	91,294	3,351,403

Building-Residential/Commerical - 0.6%

M.D.C Holdings, Inc.	84,300	2,983,377

Cable TV - 0.3%

Cablevision Systems Corp., Class A†	49,100	1,327,173

Chemicals-Diversified - 2.6%

Celanese Corp., Class A	116,100	4,606,848
FMC Corp.	104,000	5,690,880
Rohm & Haas Co.	46,500	2,528,205

		12,825,933

Chemicals-Specialty - 2.0%

Chemtura Corp.	331,100	2,483,250
Cytec Industries, Inc.	66,656	4,088,679
Rhodia SA	90,766	3,177,268

		9,749,197

Coal - 1.2%

Arch Coal, Inc.	111,102	4,206,322
Peabody Energy Corp.	33,015	1,836,954

		6,043,276

Coatings/Paint - 0.5%

The Sherwin-Williams Co.	35,545	2,233,292

Commercial Services - 0.3%

AerCap Holdings NV†	59,467	1,369,525

Computer Graphics - 0.5%

Compagnie Generale de Geophysique-Veritas ADR†	41,500	2,492,075

Computer Services - 1.1%

CACI International, Inc., Class A†	119,100	5,405,949

Computer Software - 0.1%

Metavante Technologies, Inc.†	18,981	432,387

Computers-Integrated Systems - 0.2%

NCR Corp.†	44,000	1,053,360

Consulting Services - 0.3%

BearingPoint, Inc.†	430,900	1,572,785

Consumer Products-Misc. - 0.4%

Fortune Brands, Inc.	24,286	1,861,522

Containers-Metal/Glass - 3.3%

Greif, Inc., Class A	57,200	3,378,804
Owens-Illinois, Inc.†	283,768	12,738,346

		16,117,150

Containers-Paper/Plastic - 0.6%

Pactiv Corp.†	109,934	2,792,324

Distribution/Wholesale - 0.7%

United Stationers, Inc.†	72,646	3,680,246

Diversified Manufacturing Operations - 2.2%

Carlisle Cos., Inc.	85,624	3,408,691
Crane Co.	39,439	1,772,389
Eaton Corp.	30,443	2,718,864
Pentair, Inc.	85,200	2,889,984

		10,789,928

Diversified Operations - 0.2%

First Pacific Co.	1,194,000	912,036

Electric-Integrated - 6.5%

Constellation Energy Group, Inc.	23,127	2,317,557
Edison International	68,080	3,811,118
Northeast Utilities	167,500	5,289,650
NSTAR	54,854	1,919,890
PG&E Corp.	65,573	3,034,063
PPL Corp.	60,642	3,090,316
Sierra Pacific Resources	272,400	4,685,280
Wisconsin Energy Corp.	158,737	7,593,978

		31,741,852

Electronic Components-Misc. - 1.7%

Flextronics International, Ltd.†	493,262	5,899,414
Kingboard Laminates Holdings, Ltd.	3,552,500	2,603,384

		8,502,798

Electronic Components-Semiconductors - 1.4%

Fairchild Semiconductor International, Inc.†	436,972	6,930,376

Electronic Connectors - 0.5%

Amphenol Corp., Class A	58,516	2,536,669

Electronic Parts Distribution - 1.9%

Arrow Electronics, Inc.†	197,492	7,309,179
Avnet, Inc.†	57,684	1,990,098

		9,299,277

Energy-Alternate Sources - 0.2%

Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	183,700	708,090
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR	119,900	462,167

		1,170,257

Engineering/R&D Services - 0.9%

URS Corp.†	79,375	4,563,269

Finance-Commercial - 0.8%

CIT Group, Inc.	154,943	4,121,484

Finance-Investment Banker/Broker - 1.2%

E*TRADE Financial Corp.†	372,400	1,713,040
Lazard, Ltd., Class A	51,027	2,482,974
TD Ameritrade Holding Corp.†	91,616	1,712,303

		5,908,317

Finance-Other Services - 0.4%

Solar Cayman Ltd.(1)(2)	120,200	1,816,222

Fisheries - 0.8%

Lighthouse Caledonia ASA(2)	53,788	92,119
Marine Harvest†(3)	6,328,000	3,950,629

		4,042,748

Food-Dairy Products - 0.9%

Dean Foods Co.	170,200	4,244,788

Food-Meat Products - 0.7%

Smithfield Foods, Inc.†	75,501	2,268,805
Tyson Foods, Inc., Class A	91,490	1,364,116

		3,632,921

Food-Misc. - 1.1%

ConAgra Foods, Inc.	119,868	2,999,098
Corn Products International, Inc.	58,913	2,317,048

		5,316,146

Food-Wholesale/Distribution - 0.5%

SUPERVALU, Inc.	54,252	2,271,531

Garden Products - 1.1%

Toro Co.	96,600	5,375,790

Gas-Distribution - 1.5%

Sempra Energy	49,044	3,071,135
UGI Corp.	169,216	4,474,071

		7,545,206

Home Decoration Products - 1.1%

Newell Rubbermaid, Inc.	201,885	5,406,480

Industrial Gases - 0.5%

Airgas, Inc.	46,791	2,315,219

Insurance Broker - 0.5%

AON Corp.	52,923	2,644,562

Insurance-Life/Health - 2.4%

CIGNA Corp.	18,963	1,016,606
Reinsurance Group of America, Inc.	98,895	5,351,209
StanCorp Financial Group, Inc.	52,100	2,713,889
UnumProvident Corp.	116,285	2,888,519

		11,970,223

Insurance-Multi-line - 0.4%

Assurant, Inc.	32,046	2,096,770

Insurance-Property/Casualty - 1.0%

Arch Capital Group, Ltd.†	19,409	1,354,360
W.R. Berkley Corp.	113,304	3,464,836

		4,819,196

Insurance-Reinsurance - 1.8%

Everest Re Group, Ltd.	58,841	6,174,186
Platinum Underwriters Holdings, Ltd.	79,555	2,889,438

		9,063,624

Internet Security - 0.9%

McAfee, Inc.†	112,700	4,389,665

Investment Companies - 0.2%

KKR Financial Holdings, LLC	57,304	872,740

Investment Management/Advisor Services - 1.8%

Affiliated Managers Group, Inc.†	35,676	4,432,743
AllianceBernstein Holding LP	22,810	1,869,280
Invesco PLC ADR	102,345	2,686,556

		8,988,579

Leisure Products - 0.4%

WMS Industries, Inc.†	55,940	1,868,396

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	52,800	4,121,040

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.	24,934	1,446,172

Machinery-Farming - 0.6%

AGCO Corp.†	41,400	2,854,116

Medical Products - 1.4%

The Cooper Cos., Inc.	67,500	2,904,525
West Pharmaceutical Services, Inc.	100,700	3,783,299

		6,687,824

Medical-Drugs - 1.0%

Endo Pharmaceuticals Holdings, Inc.†	174,975	4,796,065

Medical-Generic Drugs - 2.3%

Barr Pharmaceuticals, Inc.†	133,935	7,192,309
Impax Laboratories, Inc.†	370,615	4,076,765

		11,269,074

Medical-HMO - 0.6%

Coventry Health Care, Inc.†	23,653	1,369,036
Humana, Inc.†	21,398	1,648,288

		3,017,324

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	29,866	1,355,020

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	8,126	803,905

Metal-Iron - 0.8%

Cleveland-Cliffs, Inc.	44,900	4,049,980

Non-Ferrous Metals - 0.9%

Uranium One, Inc.†	314,600	2,919,634
USEC, Inc.†	212,100	1,741,341

		4,660,975

Non-Hazardous Waste Disposal - 0.8%

Republic Services, Inc.	112,700	3,738,259

Office Automation & Equipment - 0.2%

Xerox Corp.	52,977	894,252

Oil & Gas Drilling - 0.4%

Transocean, Inc.†	15,690	2,154,082

Oil Companies-Exploration & Production - 3.0%

Chesapeake Energy Corp.	23,683	896,401
Newfield Exploration Co.†	118,828	5,923,576
Noble Energy, Inc.	107,202	7,722,832

		14,542,809

Oil Companies-Integrated - 0.4%

Hess Corp.	30,384	2,163,948

Oil Refining & Marketing - 0.4%

Sunoco, Inc.	28,390	1,904,969

Oil-Field Services - 0.2%

SBM Offshore NV	23,213	807,570

Paper & Related Products - 0.5%

Smurfit-Stone Container Corp.†	207,306	2,282,439

Printing-Commercial - 0.9%

R.R. Donnelley & Sons Co.	118,037	4,327,236

Radio - 0.5%

Entercom Communications Corp., Class A	136,700	2,226,843

Real Estate Investment Trusts - 2.2%

Boston Properties, Inc.	17,758	1,747,742
Developers Diversified Realty Corp.	35,802	1,589,967
Liberty Property Trust	99,100	3,102,821
ProLogis	23,203	1,517,940
Thornburg Mtg., Inc.	190,800	2,033,928
Weingarten Realty Investors, Inc.	16,650	593,573

		10,585,971

Real Estate Operations & Development - 0.1%

Brookfield Properties Corp.	30,221	649,751

Rental Auto/Equipment - 0.5%

Avis Budget Group, Inc.†	167,900	2,523,537

Retail-Apparel/Shoe - 0.8%
American Eagle Outfitters, Inc.	50,900	1,165,101
The Gap, Inc.	143,823	2,933,989

		4,099,090

Retail-Automobile - 0.9%

Copart, Inc.†	122,000	4,557,920

Retail-Discount - 0.4%

TJX Cos., Inc.	63,103	1,851,442

Retail-Major Department Stores - 0.4%

J.C. Penney Co., Inc.	40,381	1,781,610

Retail-Office Supplies - 0.7%

Office Depot, Inc.†	190,500	3,265,170

Retail-Restaurants - 0.8%

Burger King Holdings, Inc.	66,374	1,745,636
Yum! Brands, Inc.	56,580	2,101,947

		3,847,583

Semiconductor Equipment - 1.5%

Varian Semiconductor Equipment Associates, Inc.†	178,750	7,419,912

Semiconductors Components-Intergrated Circuits - 0.5%

Maxim Integrated Products, Inc.	100,604	2,333,007

Steel-Producer - 0.2%

Nucor Corp.	17,494	1,035,820

Sugar - 0.2%

Cosan, Ltd. Class A†	81,400	883,190

Telecom Equipment-Fiber Optics - 0.7%

JDS Uniphase Corp.†	269,900	3,632,854

Telecom Services - 1.8%

Embarq Corp.	62,600	3,189,470
Time Warner Telecom, Inc., Class A†	108,826	2,440,967
Virgin Media, Inc.	173,100	3,288,900

		8,919,337

Telecommunication Equipment - 0.6%

Harris Corp.	49,363	3,098,516

Telephone-Integrated - 0.7%

Qwest Communications International, Inc.†	110,449	732,277
Windstream Corp.	210,195	2,722,025

		3,454,302

Therapeutics - 0.7%

Theravance, Inc.†	133,871	3,224,952

Tools-Hand Held - 0.3%

The Stanley Works	32,348	1,686,948

Transport-Equipment & Leasng - 0.7%

Genesis Lease, Ltd. ADR	179,200	3,315,200

Transport-Marine - 0.7%

American Commercial Lines, Inc.†	211,600	3,679,724

Transport-Truck - 1.3%

Werner Enterprises, Inc.	365,667	6,417,456

Total Common Stock (cost $456,601,014)		483,274,375

PREFERRED STOCK - 0.1%
Finance-Mortgage Loan/Banker - 0.1%

Thornburg Mtg., Inc. 10.0% (cost $554,666)	21,300	522,276

Total Long-Term Investment Securities (cost $457,155,680)		483,796,651

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposit - 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 12/03/07 (cost $2,584,000)	$2,584,000	2,584,000

REPURCHASE AGREEMENT - 0.9%

Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $4,405,490 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 02/15/09 and having an approximate value of $4,538,965 (cost $4,404,000)	4,404,000	4,404,000

TOTAL INVESTMENTS (cost $464,143,680) (4)	100.0%	490,784,651
Other assets less liabilities	0.0	74,389

NET ASSETS	100.0%	$490,859,040

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $708,090 representing 0.10% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Fair valued security; see Note 1
(3)	Security was valued using fair value procedures at November 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	See Note 4 for cost of investments on a tax basis.
ADR-American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.1%
Domestic Equity Investment Companies - 59.6%

VALIC Co. I Blue Chip Growth Fund	241,683	$2,687,517
VALIC Co. I Mid Cap Index Fund	26,747	671,878
VALIC Co. I Stock Index Fund	138,496	5,375,021
VALIC Co. I Value Fund	460,044	5,778,154
VALIC Co. II Capital Appreciation Fund	3,244,373	36,953,413
VALIC Co. II Large Cap Value Fund	1,500,638	23,650,054
VALIC Co. II Mid Cap Value Fund	139,756	2,687,508
VALIC Co. II Small Cap Growth Fund†	149,203	2,150,018

Total Domestic Equity Investment Companies (cost $73,832,675)		79,953,563

Fixed Income Investment Companies - 25.5%

VALIC Co. II Core Bond Fund	2,325,738	24,187,677
VALIC Co. II High Yield Bond Fund	1,095,454	10,078,181

Total Fixed Income Investment Companies (cost $33,872,308)		34,265,858

International Equity Investment Company - 15.0%

VALIC Co. I International Equities Fund (cost $18,600,438)	1,751,203	20,156,345

TOTAL INVESTMENTS (cost $126,305,421) (2)	100.1%	134,375,766
Liabilities in excess of other assets	(0.1)	(135,617)

NET ASSETS	100.0%	$134,240,149

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II MONEY MARKET II FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 84.1%
Certificates of Deposit - 20.1%
ABN Amro Bank NV 5.15% due 12/27/07	$4,000,000	$4,000,084
Bank of America Corp. 4.66% due 03/28/08	12,000,000	12,000,000
Bank of Scotland PLC 4.75% due 02/29/08	4,000,000	4,000,000
Calyon NY 5.32% due 03/04/08	4,000,000	4,000,050
Citibank NA 4.77% due 01/24/08	6,000,000	6,000,000
Citibank NA 4.81% due 01/23/08	6,000,000	6,000,000
Dexia Credit Local SA 4.71% due 12/03/07	3,000,000	3,000,002
Fortis Bank NY 5.30% due 02/19/08	2,500,000	2,500,027
Fortis Bank NY 5.30% due 04/28/08	1,700,000	1,699,794
Lloyds TSB Bank PLC 5.06% due 01/04/08	4,000,000	4,000,037
Royal Bank of Canada 4.63% due 04/04/08	1,500,000	1,499,896
State Street Bank & Trust Co. 4.62% due 12/17/07	8,000,000	8,000,000
UBS AG 5.05% due 03/20/08	11,000,000	11,019,790
Wachovia Bank NA 5.12% due 02/25/08	1,000,000	1,000,465

Total Certificates of Deposit (amortized cost $68,720,145)		68,720,145

Commercial Paper - 26.6%
Bank of America Corp. 4.78% due 12/28/07*(1)	1,000,000	1,000,011
Deutsche Bank Financial LLC 4.54% due 12/03/07	4,000,000	3,998,991
Deutsche Bank Financial LLC 4.55% due 12/03/07	10,000,000	9,997,472
General Electric Co. 4.47% due 12/05/07	8,000,000	7,996,027
HSBC Bank USA 5.20% due 12/27/07	3,000,000	2,988,733
J.P. Morgan Chase & Co. 4.40% due 12/14/07	6,740,000	6,729,291
J.P. Morgan Chase & Co. 4.45% due 12/05/07	5,060,000	5,057,498
Lloyds TSB Bank PLC 4.57% due 12/03/07	4,000,000	3,998,984
Merrill Lynch & Co., Inc. 5.18% due 12/04/07	2,175,000	2,174,061
Rabobank Nederland 4.70% due 01/30/08	4,500,000	4,500,371
Rabobank USA Financial Corp. 4.56% due 12/03/07	10,000,000	9,997,467
Societe Generale NA 4.56% due 12/03/07	5,000,000	4,998,733
Societe Generale NA 4.65% due 12/07/07	3,700,000	3,697,133
Societe Generale NA 5.09% due 01/15/08	6,000,000	5,961,862
State Street Boston Corp. 4.50% due 12/04/07	3,500,000	3,498,688
UBS Finance Delaware LLC 4.45% due 12/03/07	3,000,000	2,999,258
UBS Finance Delaware LLC 4.51% due 12/14/07	1,000,000	998,373
Wells Fargo & Co. 4.43% due 12/03/07	2,500,000	2,499,385
Wells Fargo Bank NA 4.55% due 12/05/07	8,000,000	8,000,000

Total Commercial Paper (amortized cost $91,092,338)		91,092,338

Medium Term Notes - 5.2%
General Electric Capital Corp. 4.71% due 04/11/08(1)	2,500,000	2,500,666
Merrill Lynch & Co., Inc. 4.77% due 08/22/08(1)	3,000,000	3,000,000
Merrill Lynch & Co., Inc. 4.79% due 09/12/08	1,000,000	1,000,000
Morgan Stanley 5.33% due 01/18/08(1)	1,000,000	1,000,200
Royal Bank of Scotland PLC 5.37% due 06/06/08*	2,000,000	2,000,541
Sedna Finance, Inc. 5.20% due 01/11/08*(1)	2,500,000	2,499,986
SIV Portfolio LLC 5.20% due 01/07/08*(1)(2)(3)(4)	2,000,000	2,000,000
Wells Fargo & Co. 4.71% due 03/10/08(1)	2,630,000	2,630,570
Wells Fargo & Co. 4.74% due 09/03/08(1)	1,000,000	1,000,000

Total Medium Term Notes (amortized cost $17,631,963)		17,631,963

U.S. Government Agencies - 12.1%
Federal Farm Credit Bank
3.80% due 12/03/07	7,600,000	7,598,396
4.27% due 12/04/07	7,500,000	7,497,331
Federal Home Loan Bank
3.80% due 12/03/07	2,000,000	1,999,578
4.39% due 12/05/07	7,500,000	7,496,346
5.80% due 09/02/08	7,000,000	7,074,295
Federal National Mtg. Assoc.
4.31% due 12/12/07	4,231,000	4,225,441
5.55% due 06/04/10	5,500,000	5,500,540

Total U.S. Government Agencies (amortized cost $41,391,927)		41,391,927

U.S. Government Treasuries - 20.1%
United States Treasury Notes
2.63% due 05/15/08	6,000,000	5,961,672
3.13% due 09/15/08	10,000,000	9,934,119
4.13% due 08/15/08	10,000,000	9,999,321
4.38% due 12/31/07	10,000,000	10,003,024
4.38% due 01/31/08	8,000,000	8,005,124
4.63% due 02/29/08	10,000,000	10,011,250
4.88% due 04/30/08	10,000,000	10,030,404
4.88% due 05/31/08	5,000,000	5,018,517

Total U.S. Government Treasuries (amortized cost $68,963,431)		68,963,431

Total Short-Term Investment Securities - 84.1% (amortized cost $287,799,804)		287,799,804

REPURCHASE AGREEMENT - 16.0%
UBS Securities, LLC Joint Repurchase Agreement(5) (cost $54,702,000)	54,702,000	54,702,000

TOTAL INVESTMENTS - (amortized cost $342,501,804)(6)	100.1%	342,501,804
Liabilities in excess of other assets	(0.1)	(274,306)

NET ASSETS	100.0%	$342,227,498

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $7,500,538 representing 2.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.

(2)	Fair valued security; see Note 1

(3)	Bond in default

(4)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by SIV Portfolio LLC, the issuer of the medium term notes (the “Notes”) held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. According to additional public reports as of January 18, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Fund.

(5)	See Note 2 for details of Joint Repurchase Agreements.

(6)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of November 30, 2007:

Diversified Financial Services	20.7%
U.S. Government Securities	20.2
Money Center Banks	13.8
Sovereign Agencies	12.1
Foreign Bank	10.6
Commercial Banks	7.6
Domestic Bank	4.1
Super-Regional Banks-U.S.	4.1
Finance	3.8
Finance-Investment Bank/Brokerage	2.1
Asset Backed Commercial Paper/Finance	0.6
Commercial Banks-Canadian	0.4

100.1%

See Notes to Portfolio of Investments

VALIC COMPANY II SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 93.1%
Advertising Services - 1.0%

Marchex, Inc., Class B	46,200	$568,722

Aerospace/Defense-Equipment - 1.3%

Orbital Sciences Corp.†	31,600	760,296

Airlines - 1.1%

Allegiant Travel Co.†	17,200	608,880

Applications Software - 2.8%

Nuance Communications, Inc.†	38,298	772,854
Quest Software, Inc.†	51,300	829,521

		1,602,375

Auto-Heavy Duty Trucks - 0.5%

Force Protection, Inc.(1)	28,100	303,761

Auto/Truck Parts & Equipment-Original - 0.8%

Tenneco, Inc.†	15,782	466,989

Banks-Commercial - 1.7%

East West Bancorp, Inc.	14,600	393,470
Hancock Holding Co.	8,200	321,522
UCBH Holdings, Inc.	16,500	265,320

		980,312

Building & Construction Products-Misc. - 1.1%

Drew Industries, Inc.†	23,300	636,556

Casino Services - 1.0%

Shuffle Master, Inc.†	41,200	550,844

Chemicals-Diversified - 1.3%

FMC Corp.	13,600	744,192

Chemicals-Specialty - 0.8%

Minerals Technologies, Inc.	7,100	474,990

Commercial Services-Finance - 1.4%

Clayton Holdings, Inc.†	61,800	242,874
Heartland Payment Systems, Inc.	17,700	571,356

		814,230

Computer Services - 0.1%

3PAR, Inc.†	4,400	62,304

Computer Software - 0.9%

Msci Inc†	7,100	196,315
Omniture, Inc.†	10,700	303,987

		500,302

Computers-Integrated Systems - 2.1%

MICROS Systems, Inc.†	10,800	779,112
Riverbed Technology, Inc.†	14,800	418,544

		1,197,656

Computers-Memory Devices - 0.9%

Voltaire Ltd†	27,300	204,204
Xyratex, Ltd.†	22,600	333,124

		537,328

Computers-Periphery Equipment - 0.2%

Compellent Technologies Inc†	9,600	123,840

Consulting Services - 1.5%

Huron Consulting Group, Inc.†	11,600	849,932

Diversified Financial Services - 0.6%

Newstar Financial Inc†	34,500	316,710

Drug Delivery Systems - 0.4%

Penwest Pharmaceuticals Co.†	34,200	208,278

E-Commerce/Products - 0.6%

Shutterfly, Inc.†	11,800	336,182

E-Services/Consulting - 3.0%

RightNow Technologies, Inc.†	35,000	635,250
Sapient Corp.†	145,900	1,056,316

		1,691,566

Electronic Components-Semiconductors - 5.6%

Microsemi Corp.†	50,400	1,153,152
Microtune, Inc.†	65,120	338,624
Netlogic Microsystems, Inc.†	30,800	900,900
Silicon Laboratories, Inc.†	20,600	765,084

		3,157,760

Electronic Measurement Instruments - 5.2%

FARO Technologies, Inc.†	20,900	564,718
FLIR Systems, Inc.†	13,200	907,236
National Instruments Corp.	20,300	677,411
Trimble Navigation, Ltd.†	22,500	834,075

		2,983,440

Engineering/R&D Services - 0.9%

Stanley, Inc.†	15,173	520,434

Entertainment Software - 0.8%

THQ, Inc.†	19,400	474,330

Finance-Investment Banker/Broker - 1.7%

optionsXpress Holdings, Inc.	31,900	970,079

Food-Misc. - 1.2%

Hain Celestial Group, Inc.†	20,094	664,709

Hotels/Motels - 2.2%

Gaylord Entertainment Co.†	5,000	210,300
Orient-Express Hotels, Ltd., Class A	14,100	872,931
Red Lion Hotels Corp.†	18,000	172,800

		1,256,031

Instruments-Scientific - 1.2%

Varian, Inc.†	9,500	665,475

Internet Connectivity Services - 0.7%

Internap Network Services Corp.†	39,000	388,050

Internet Security - 0.2%

Entrust, Inc.†	54,800	90,968

Investment Companies - 0.3%

Kohlberg Capital Corp.	17,700	185,673

Machinery-General Industrial - 1.0%

The Manitowoc Co., Inc.	13,200	578,820

Medical Information Systems - 0.9%

Allscripts Healthcare Solutions, Inc.†	30,000	530,700

Medical Instruments - 0.6%

Dexcom, Inc.†	42,500	367,625

Medical Products - 1.4%

American Medical Systems Holdings, Inc.†	38,700	529,029
TomoTherapy, Inc.†	14,100	262,260

		791,289

Medical-Biomedical/Gene - 1.7%

Keryx Biopharmaceuticals, Inc.†	26,700	245,640
Myriad Genetics, Inc.†	14,600	703,720
Panacos Pharmaceuticals, Inc.†	11,600	23,896

		973,256

Medical-Drugs - 2.9%

Adams Respiratory Therapeutics, Inc.†	18,800	811,032
Angiotech Pharmaceuticals, Inc.†	122,300	486,754
Cadence Pharmaceuticals, Inc.†	24,106	324,467

		1,622,253

Medical-Generic Drugs - 0.3%

Impax Laboratories, Inc.†	13,500	148,500

Motion Pictures & Services - 1.0%

Lions Gate Entertainment Corp.†	59,600	550,108

Networking Products - 2.8%

Atheros Communications, Inc.†	23,800	701,862
Ixia†	87,800	906,974

		1,608,836

Oil Companies-Exploration & Production - 3.3%

Bill Barrett Corp.†	19,500	752,700
Mariner Energy, Inc.†	32,600	706,768
McMoRan Exploration Co.†	34,900	410,424

		1,869,892

Oil Field Machinery & Equipment - 0.6%

Dril-Quip, Inc.†	6,000	338,520

Oil-Field Services - 2.3%

Helix Energy Solutions Group, Inc.†	16,100	653,499
Superior Energy Services, Inc.†	19,400	677,060

		1,330,559

Physical Therapy/Rehabilation Centers - 1.4%

Psychiatric Solutions, Inc.†	21,900	800,007

Physicians Practice Management - 0.7%

Healthways, Inc.†	6,400	373,568

Racetrack - 1.9%

Penn National Gaming, Inc.†	18,200	1,083,810

Real Estate Investment Trusts - 1.6%

FelCor Lodging Trust, Inc.	34,100	597,091
RAIT Investment Trust	35,000	302,750

		899,841

Research & Development - 1.8%

Parexel International Corp.†	23,400	1,035,450

Retail-Gardening Products - 0.7%

Tractor Supply Co.†	10,200	418,404

Retail-Jewelry - 0.7%

FGX International Holdings†	28,000	424,200

Retail-Restaurants - 3.8%

BJ’s Restaurants, Inc.†	19,400	345,126
Chipotle Mexican Grill, Inc., Class B†	6,800	785,536
Panera Bread Co., Class A†	17,000	681,190
Ruth’s Chris Steak House, Inc.†	29,000	350,900

		2,162,752

Retail-Sporting Goods - 1.9%

Big 5 Sporting Goods Corp.	18,000	295,740
Hibbett Sports, Inc.†	18,000	385,560
Zumiez, Inc.†	14,100	391,980

		1,073,280

Schools - 1.9%

Strayer Education, Inc.	3,300	596,838
Universal Technical Institute, Inc.†	26,400	465,432

		1,062,270

Semiconductor Equipment - 2.6%

FormFactor, Inc.†	21,700	823,298
Varian Semiconductor Equipment Associates, Inc.†	15,325	636,141

		1,459,439

Semiconductors Components-Intergrated Circuits - 2.9%

Hitte Microwave Corp.†	10,300	444,857
Power Integrations, Inc.†	40,400	1,215,232

		1,660,089

Storage/Warehousing - 0.7%

Mobile Mini, Inc.†	21,300	409,386

Telecommunication Equipment - 1.0%

Arris Group, Inc.†	36,300	378,609
OpNext, Inc.†	23,800	192,780

		571,389

Therapeutics - 1.0%

Mannkind Corp.†	26,300	247,220
The Medicines Co.†	18,900	334,152

		581,372

Veterinary Diagnostics - 1.1%

VCA Antech, Inc.†	15,600	640,068

Web Portals/ISP - 0.9%

Trizetto Group, Inc.†	32,800	506,104

Wireless Equipment - 2.6%

SBA Communications Corp., Class A†	13,700	512,928
ViaSat, Inc.†	28,600	953,810

		1,466,738

Total Long-Term Investment Securities (cost $49,681,144)		53,031,719

SHORT-TERM INVESTMENT SECURITIES - 7.1%
U.S. Government Agencies - 7.1%

Federal Home Loan Bank Disc. Notes 3.75% due 03/12/07 (cost $4,044,158)	$4,045,000	4,044,157

TOTAL INVESTMENTS (cost $53,725,302) (2)	100.2%	57,075,876
Liabilities in excess of other assets	(0.2)	(141,097)

NET ASSETS	100.0%	$56,934,779

(1)	To the extent permitted by the Statement of Additional Information, the Small Cap Growth Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Small Cap Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Force Protection, Inc. Common Stock	12/19/2006	28,100	$330,175	$303,761	$10.81	0.50%

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 97.3%
Aerospace/Defense-Equipment - 1.1%

Orbital Sciences Corp.†	113,300	$2,725,998

Agricultural Chemicals - 1.2%

CF Industries Holdings, Inc.	33,900	3,084,222

Airlines - 0.9%

Continental Airlines, Inc., Class B†	71,600	2,015,540
ExpressJet Holdings, Inc.†	77,000	192,500

		2,208,040

Apparel Manufacturer - 0.5%

Kellwood Co.	89,300	1,338,607

Applications Software - 1.1%

EPIQ Systems, Inc.†	141,900	2,471,898
Progress Software Corp.†	9,500	300,485

		2,772,383

Auto Repair Center - 0.5%

Midas, Inc.†	69,200	1,133,496

Auto/Truck Parts & Equipment-Original - 0.7%

Accuride Corp.†	6,500	49,335
ArvinMeritor, Inc.	76,700	775,437
Modine Manufacturing Co.	29,900	608,166
Visteon Corp.†	51,900	228,360

		1,661,298

Banks-Commercial - 10.2%

1st Source Corp.	25,130	506,118
AMCORE Financial, Inc.	11,500	270,250
Bancfirst Corp.	17,200	804,272
Bank of Hawaii Corp.	48,800	2,541,016
City Holding Co.	40,000	1,439,200
Commerce Bancshares, Inc.	50,151	2,273,345
Community Bank Systems, Inc.	44,500	897,565
Community Trust Bancorp, Inc.	25,900	731,675
Corus Bankshares, Inc.	33,100	314,119
Cullen/Frost Bankers, Inc.	10,200	536,622
First BanCorp Puerto Rico	56,300	368,202
First Citizens BancShares, Inc., Class A	600	94,014
First Community Bancshares, Inc.	8,600	276,146
First Financial Bankshares, Inc.	1,800	70,200
First Indiana Corp.	9,050	288,243
First Regional Bancorp†	7,700	169,708
First State Bancorp.	9,700	141,814
FirstMerit Corp.	89,100	1,836,351
FNB Corp./VA	3,900	106,197
Fulton Financial Corp.	1,799	22,505
Great Southern Bancorp, Inc.	5,700	126,711
Heartland Financial USA, Inc.	16,600	331,834
Horizon Financial Corp.	3,900	67,119
Lakeland Bancorp, Inc.	24,562	282,709
Lakeland Financial Corp.	8,000	151,520
Mercantile Bank Corp.	5,242	89,795
Old National Bancorp	9,000	143,820
Old Second Bancorp, Inc.	4,700	124,503
Pacific Capital Bancorp	23,900	491,145
Provident Bankshares Corp.	27,400	642,530
Santander Bancorp	1,800	17,604
SCBT Financial Corp.	1,760	54,560
Simmons First National Corp., Class A	22,400	584,416
Southwest Bancorp, Inc.	10,100	181,295
Suffolk Bancorp	1,000	30,860
Taylor Capital Group, Inc.	16,400	363,096
TCF Financial Corp.	90,200	1,750,782
Tompkins Trustco, Inc.	7,180	305,509
UMB Financial Corp.	78,500	2,953,170
Umpqua Holding Corp.	21,000	338,940
W Holding Co., Inc.	79,200	92,664
Washington Trust Bancorp, Inc.	32,600	810,110
Westamerica Bancorp.	10,800	507,708
Whitney Holding Corp.	45,950	1,259,030

		25,388,992

Building Products-Light Fixtures - 0.4%

LSI Industries, Inc.	49,200	1,016,472

Building-Residential/Commerical - 0.0%

Amrep Corp.	3,400	112,404

Chemicals-Diversified - 0.3%

Georgia Gulf Corp.	37,900	281,976
Innophos Holdings, Inc.	23,300	333,423

		615,399

Chemicals-Plastics - 0.3%

Spartech Corp.	55,400	756,764

Chemicals-Specialty - 2.3%

H.B. Fuller Co.	72,800	1,841,112
Sensient Technologies Corp.	18,700	517,429
Stepan Co.	21,800	665,772
Terra Industries, Inc.†	67,200	2,538,816
Zep, Inc.	15,250	200,232

		5,763,361

Circuit Boards - 0.6%

Park Electrochemical Corp.	52,900	1,557,905

Commercial Services - 0.2%

Quanta Services, Inc.†	21,400	585,932

Commercial Services-Finance - 2.5%

Coinstar, Inc.†	52,400	1,369,212
Deluxe Corp.	71,700	2,265,003
Dollar Financial Corp.†	52,348	1,564,158
Jackson Hewitt Tax Service, Inc.	29,500	951,375

		6,149,748

Computer Aided Design - 0.8%

Aspen Technology, Inc.†	105,000	1,780,800
Parametric Technology Corp.†	14,620	244,154

		2,024,954

Computer Services - 0.4%

COMSYS IT Partners, Inc.†	10,100	134,835
Unisys Corp.†	148,300	735,568

		870,403

Computers-Integrated Systems - 0.2%

Agilysys, Inc.	42,300	587,547

Computers-Memory Devices - 0.2%

Imation Corp.	18,100	363,267
Silicon Storage Technology, Inc.†	79,300	225,212

		588,479

Computers-Periphery Equipment - 0.8%

Electronics for Imaging, Inc.†	84,400	1,936,136

Consumer Products-Misc. — 1.7%

American Greetings Corp., Class A	85,200	1,981,752

Blyth, Inc.	23,700	466,179
Tupperware Brands Corp.	51,900	1,810,272

		4,258,203

Containers-Metal/Glass - 0.7%

Silgan Holdings, Inc.	33,400	1,791,242

Containers-Paper/Plastic - 0.2%

Graphic Packaging Corp.†	122,200	501,020

Data Processing/Management - 1.1%

Acxiom Corp.	70,800	872,256
CSG Systems International, Inc.†	100,500	1,665,285
Fair Isaac Corp.	5,600	206,976

		2,744,517

Decision Support Software - 0.1%

SPSS, Inc.†	3,500	126,490

Diagnostic Kits - 0.6%

Quidel Corp.†	76,300	1,442,070

Distribution/Wholesale - 0.7%

BlueLinx Holdings, Inc.	50,300	206,230
Tech Data Corp.†	21,300	801,093
United Stationers, Inc.†	14,400	729,504

		1,736,827

Diversified Manufacturing Operations - 1.4%

Acuity Brands, Inc.	30,300	1,196,547
GenTek, Inc.†	5,000	150,000
Teleflex, Inc.	37,300	2,250,309

		3,596,856

Diversified Operations/Commerical Services - 0.2%

Chemed Corp.	9,700	525,255

Electric-Integrated - 3.6%

Avista Corp.	89,500	1,913,510
CenterPoint Energy, Inc.	133,300	2,379,405
El Paso Electric Co.†	77,500	1,992,525
Great Plains Energy, Inc.	6,200	184,016
Northwestern Corp.	16,400	456,740
Puget Energy, Inc.	69,000	1,936,830

		8,863,026

Electronic Components-Misc. - 0.9%

Bel Fuse, Inc., Class B	13,242	396,201
CTS Corp.	119,000	1,257,830
Cubic Corp.	16,100	635,628

		2,289,659

Electronic Components-Semiconductors - 0.8%

Fairchild Semiconductor International, Inc.†	39,800	631,228
Lattice Semiconductor Corp.†	140,100	470,736
OmniVision Technologies, Inc.†	42,300	787,626
Semtech Corp.†	14,000	213,640

		2,103,230

Electronic Design Automation — 0.5%

Ansoft Corp.†	23,800	690,438
Magma Design Automation, Inc.†	34,800	464,928

		1,155,366

Energy-Alternate Sources - 0.1%

Headwaters, Inc.†	13,400	160,800

Engineering/R&D Services - 0.9%

EMCOR Group, Inc.†	84,300	2,245,752

Enterprise Software/Service - 1.5%

BMC Software, Inc.†	80,900	2,676,172
MicroStrategy, Inc., Class A†	9,500	958,075

		3,634,247

Finance-Auto Loans - 0.6%

AmeriCredit Corp.†	120,800	1,385,576
Credit Acceptance Corp.†	5,726	109,195

		1,494,771

Finance-Consumer Loans - 1.1%

World Acceptance Corp.†	84,700	2,673,979

Finance-Investment Banker/Broker - 0.5%

Investment Technology Group, Inc.†	25,200	1,151,136

Finance-Leasing Companies - 0.2%

Financial Federal Corp.	18,100	399,829
Marlin Business Services, Corp.†	11,900	160,650

		560,479

Finance-Mortgage Loan/Banker - 0.6%

Federal Agricultural Mtg. Corp., Class C	57,300	1,559,133

Finance-Other Services - 0.0%

The Nasdaq Stock Market, Inc.†	800	34,688

Firearms & Ammunition - 0.1%

Sturm Ruger & Co., Inc.†	33,000	305,250

Food-Misc. - 0.0%

Seaboard Corp.	51	76,959

Food-Wholesale/Distribution - 0.8%

Nash Finch Co.	55,700	1,987,933

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	8,400	208,068

Funeral Services & Related Items - 0.3%

Stewart Enterprises, Inc., Class A	89,100	730,620

Gas-Distribution - 2.0%

Nicor, Inc.	83,800	3,531,332
ONEOK, Inc.	7,200	334,800
Vectren Corp.	34,100	1,001,176

		4,867,308

Industrial Automated/Robotic - 0.3%

Cognex Corp.	40,300	816,881

Insurance Broker - 0.1%

Crawford & Co., Class B†	41,000	164,000

Insurance-Life/Health - 2.6%

Conseco, Inc.†	142,900	1,834,836
Delphi Financial Group, Inc., Class A	59,250	2,277,570
FBL Financial Group, Inc., Class A	7,600	281,732
Protective Life Corp.	26,700	1,104,846
StanCorp Financial Group, Inc.	17,000	885,530

		6,384,514

Insurance-Multi-line - 1.2%

Alfa Corp.	53,100	1,147,491

Horace Mann Educators Corp.	91,400	1,787,784

		2,935,275

Insurance-Property/Casualty - 1.7%

Arch Capital Group, Ltd.†	7,000	488,460
Harleysville Group, Inc.	63,400	2,219,000
James River Group, Inc.†	1,200	41,040
LandAmerica Financial Group, Inc.	22,800	600,096
Meadowbrook Insurance Group, Inc.†	26,900	247,211
ProAssurance Corp.†	10,100	553,884

		4,149,691

Insurance-Reinsurance - 1.6%

Aspen Insurance Holdings, Ltd.	42,900	1,235,520
Axis Capital Holdings, Ltd.	12,800	488,192
Odyssey Re Holdings Corp.	14,000	539,560
Platinum Underwriters Holdings, Ltd.	30,100	1,093,232
RenaissanceRe Holdings, Ltd.	8,600	508,346

		3,864,850

Internet Security - 0.4%

SonicWALL, Inc.†	108,500	1,098,020

Investment Management/Advisor Services - 0.5%

Affiliated Managers Group, Inc.†	10,500	1,304,625

Lasers-System/Components - 0.7%

Coherent, Inc.†	56,800	1,634,136

Machinery-Farming - 1.1%

AGCO Corp.†	41,000	2,826,540

Machinery-General Industrial - 1.4%

Applied Industrial Technologies, Inc.	45,900	1,386,639
Wabtec Corp.	63,500	2,155,190

		3,541,829

Machinery-Material Handling - 0.2%

NACCO, Industries, Inc., Class A	5,000	507,000

Machinery-Pumps - 0.0%

Flowserve Corp.	1,100	103,499

Medical Instruments - 0.3%

Datascope Corp.	21,300	779,367

Medical Products - 0.7%

Invacare Corp.	61,900	1,609,400

Medical Sterilization Products - 0.6%

STERIS Corp.	48,800	1,364,448

Medical-Biomedical/Gene - 0.8%

Arena Pharmaceuticals, Inc.†	12,100	105,875
Barrier Therapeutics, Inc.†	9,900	41,382
Enzo Biochem, Inc.†	33,000	361,680
Exelixis, Inc.†	35,600	310,788
Illumina, Inc.†	8,100	468,099
InterMune, Inc.†	8,000	129,920
Keryx Biopharmaceuticals, Inc.†	15,600	143,520
Protalix BioTherapeutics, Inc.†	19,000	69,350
Regeneron Pharmaceuticals, Inc.†	8,800	191,664
Savient Pharmaceuticals, Inc.†	20,000	281,200

		2,103,478

Medical-Drugs - 0.4%

Acadia Pharmaceuticals, Inc.†	11,100	125,874
Adams Respiratory Therapeutics, Inc.†	7,300	314,922
Auxilium Pharmaceuticals, Inc.†	5,050	141,653
Bionovo, Inc.†	32,100	60,348
Sucampo Pharmaceuticals, Inc. Class A†	4,700	62,322
Uluru, Inc.†	20,300	70,035
ViroPharma, Inc.†	18,300	163,602

		938,756

Medical-Generic Drugs - 0.1%

Alpharma, Inc., Class A†	14,800	310,800

Medical-HMO - 0.9%

Magellan Health Services, Inc.†	47,900	2,177,055

Medical-Nursing Homes - 0.3%

Manor Care, Inc.†	13,100	846,522

Medical-Outpatient/Home Medical - 0.5%

Gentiva Health Services, Inc.†	73,600	1,329,216

Metal Processors & Fabrication - 0.5%

CIRCOR International, Inc.	4,800	208,272
Quanex Corp.	18,450	923,238

		1,131,510

Metal-Iron - 1.1%

Cleveland-Cliffs, Inc.	29,100	2,624,820

Miscellaneous Manufacturing - 0.9%

Freightcar America, Inc.	17,800	604,666
Reddy Ice Holdings, Inc.	66,400	1,732,376

		2,337,042

Multimedia - 0.5%

Belo Corp., Class A	67,700	1,121,112

Networking Products - 0.5%

Black Box Corp.	32,200	1,184,960

Non-Ferrous Metals - 0.2%

USEC, Inc.†	55,500	455,655

Office Furnishings-Original - 0.9%

CompX International, Inc.	13,200	186,120
HNI Corp.	31,100	1,136,083
Steelcase, Inc. Class A	67,000	1,013,710

		2,335,913

Office Supplies & Forms - 0.3%

The Standard Register Co.	69,500	838,865

Oil & Gas Drilling - 0.6%

Grey Wolf, Inc.†	109,700	557,276
Helmerich & Payne, Inc.	25,200	870,660
Transocean, Inc.†	434	80,370

		1,508,306

Oil Companies-Exploration & Production - 2.8%

Forest Oil Corp.†	24,500	1,153,460
Harvest Natural Resources, Inc.†	29,500	384,385
Mariner Energy, Inc.†	50,891	1,103,317
Meridian Resource Corp.†	44,300	77,082
Stone Energy Corp.†	67,300	3,041,960
Swift Energy Co.†	29,600	1,199,096

		6,959,300

Oil Refining & Marketing - 0.4%

Holly Corp.	21,100	1,022,295

Oil-Field Services - 1.1%

Global Industries, Ltd.†	34,900	773,733
Trico Marine Services, Inc.†	58,600	2,072,682

		2,846,415

Optical Supplies - 0.1%

Advanced Medical Optics, Inc.†	13,300	335,426

Paper & Related Products - 1.0%

Buckeye Technologies, Inc.†	85,700	1,223,796
Neenah Paper, Inc.	34,400	1,038,192
Smurfit-Stone Container Corp.†	19,400	213,594

		2,475,582

Physicians Practice Management - 0.2%

Healthways, Inc.†	8,800	513,656

Publishing-Books - 0.7%

John Wiley & Sons, Inc., Class A	42,900	1,808,235

Radio - 0.2%

Cumulus Media, Inc., Class A†	56,000	470,960
Westwood One, Inc.	72,500	138,475

		609,435

Real Estate Investment Trusts - 7.4%

Annaly Mortgage Management, Inc.	42,900	738,309
Anworth Mortgage Asset Corp.	113,100	793,962
Apartment Investment & Management Co., Class A	35,200	1,399,904
Brandywine Realty Trust	9,546	195,693
Cousins Properties, Inc.	72,400	1,720,948
Deerfield Triarc Capital Corp.	25,200	189,252
Home Properties, Inc.	35,500	1,604,245
LaSalle Hotel Properties	21,300	792,360
Lexington Corporate Properties Trust	21,400	378,566
MFA Mtg. Investments, Inc.	150,100	1,317,878
Pennsylvania Real Estate Investment Trust	900	31,077
PS Business Parks, Inc.	38,300	2,066,285
Ramco-Gershenson Properties Trust	53,000	1,340,900
Sunstone Hotel Investors, Inc.	126,600	2,937,120
Taubman Centers, Inc.	40,100	2,146,553
Universal Health Realty Income Trust	22,800	750,120

		18,403,172

Retail-Apparel/Shoe - 0.6%

Collective Brands, Inc.†	99,400	1,523,802

Retail-Auto Parts - 0.5%

CSK Auto Corp.†	120,300	1,172,925

Retail-Bookstore - 0.5%

Barnes & Noble, Inc.	31,200	1,199,640

Retail-Computer Equipment - 1.0%

GameStop Corp., Class A†	42,200	2,424,390

Retail-Convenience Store - 0.1%

The Pantry, Inc.†	11,700	336,843

Retail-Discount - 0.7%

Big Lots, Inc.†	95,600	1,784,852

Retail-Major Department Stores - 0.2%

Saks, Inc.†	20,700	426,420

Retail-Restaurants - 0.8%

Denny’s Corp.	31,700	129,970
Domino’s Pizza, Inc.	17,700	245,322
Jack in the Box, Inc.†	51,300	1,536,435

		1,911,727

Rubber/Plastic Products - 0.4%

Myers Industries, Inc.	49,500	988,020

Savings & Loans/Thrifts - 1.8%

Astoria Financial Corp.	104,900	2,626,696
First Financial Holdings, Inc.	7,800	213,798
First Niagara Financial Group, Inc.	69,800	867,614
FirstFed Financial Corp.†	12,500	437,750
United Community Financial Corp.	11,300	64,071
WSFS Financial Corp.	3,800	212,344

		4,422,273

Semiconductor Equipment - 0.8%

Asyst Technologies, Inc.†	157,800	542,832
Axcelis Technologies, Inc.†	58,900	279,186
Cohu, Inc.	22,600	353,690
Novellus Systems, Inc.†	30,800	801,108

		1,976,816

Semiconductors Components-Intergrated Circuits - 0.9%

Cirrus Logic, Inc.†	197,300	1,124,610
Emulex Corp.†	36,700	614,725
Genesis Microchip, Inc.†	11,900	59,976
Integrated Device Technology, Inc.†	9,300	112,809
TriQuint Semiconductor, Inc.†	55,800	330,894

		2,243,014

Steel-Producer - 0.2%

Steel Dynamics, Inc.	11,200	563,472

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.	21,200	340,896

Telecommunication Equipment - 0.6%

CommScope, Inc.†	30,300	1,227,150
North Pittsburgh Systems, Inc.†	13,800	325,956
UTStarcom, Inc.†	19,400	56,260

		1,609,366

Telephone-Integrated - 0.8%

CenturyTel, Inc.	17,800	758,814
Citizens Communications Co.	88,056	1,142,967

		1,901,781

Television - 0.2%

Sinclair Broadcast Group, Inc., Class A	48,600	503,010

Therapeutics - 0.3%

Cypress Bioscience, Inc.†	26,700	325,740
United Therapeutics Corp.†	4,800	480,384

		806,124

Tobacco - 1.0%

Alliance One International, Inc.†	226,800	936,684
Universal Corp.	28,400	1,524,512

		2,461,196

Toys - 1.2%

Hasbro, Inc.	66,600	1,849,482
JAKKS Pacific, Inc.†	42,300	1,067,652

		2,917,134

Transport-Air Freight - 0.2%

Atlas Air Worldwide Holdings, Inc.†	9,700	510,705

Transport-Marine - 0.5%

General Maritime Corp.	9,400	250,980
Gulfmark Offshore, Inc.†	13,200	586,608
Overseas Shipholding Group, Inc.	6,700	479,720

		1,317,308

Transport-Services - 0.5%

Pacer International, Inc.	85,800	1,180,608

Transport-Truck - 0.2%

Arkansas Best Corp.	15,700	357,960
Saia, Inc.†	9,100	118,664

		476,624

Vitamins & Nutrition Products - 0.3%

NBTY, Inc.†	26,900	803,503

Web Portals/ISP - 0.6%

United Online, Inc.	94,500	1,421,280

Total Common Stock
(cost $258,314,674)		242,228,754

U.S. GOVERNMENT TREASURIES - 0.3%
United States Treasury Notes - 0.3%

4.63% due 11/30/08(1)	360,000	365,062
(cost $365,036)

Total Long-Term Investment Securities
(cost $258,679,710)		242,593,816

REPURCHASE AGREEMENT - 2.5%

Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $6,249,114 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 02/15/09 and having an approximate value of $6,437,715 (cost $6,247,000)	$6,247,000	6,247,000

TOTAL INVESTMENTS
(cost $264,926,710) (2)	100.1%	248,840,816
Liabilities in excess of other assets	(0.1)	(35,370)

NET ASSETS	100.0%	$248,805,446

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2007	Unrealized Appreciation (Depreciation)
15 Long	Russell 2000 Index	December 2007	$5,974,071	$5,770,500	$(203,571)

See Notes to Portfolio of Investments

VALIC COMPANY II SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.0%
Advertising Agency - 0.2%

Omnicom Group, Inc.	48,340	$2,356,575

Agricultural Operations - 0.3%

Archer-Daniels-Midland Co.	96,420	3,504,867

Airlines - 0.3%

Southwest Airlines Co.	190,830	2,700,245

Applications Software - 2.9%

Microsoft Corp.	885,960	29,768,256

Athletic Footwear - 1.0%

NIKE, Inc., Class B	158,740	10,421,281

Auto-Heavy Duty Trucks - 0.9%

PACCAR, Inc.	179,490	9,083,989

Banks-Commercial - 0.2%

Regions Financial Corp.	60,330	1,594,522

Banks-Fiduciary - 1.2%

State Street Corp.	15,160	1,211,132
The Bank of New York Mellon Corp.	227,050	10,889,318

		12,100,450

Banks-Super Regional - 6.3%

Bank of America Corp.	551,050	25,419,936
National City Corp.	33,860	669,074
PNC Financial Services Group, Inc.	21,840	1,598,906
SunTrust Banks, Inc.	73,460	5,150,281
US Bancorp	446,620	14,778,656
Wachovia Corp.	383,090	16,472,870

		64,089,723

Beverages-Non-alcoholic - 1.9%

The Coca-Cola Co.	308,800	19,176,480

Broadcast Services/Program - 0.4%

Clear Channel Communications, Inc.	124,643	4,474,684

Cable TV - 0.3%

The DIRECTV Group, Inc.†	101,240	2,517,839
Time Warner Cable, Inc.†	31,430	818,123

		3,335,962

Computers - 4.7%

Apple, Inc.†	97,410	17,750,050
Dell, Inc.†	394,720	9,686,429
Hewlett-Packard Co.	393,840	20,148,854

		47,585,333

Computers-Memory Devices - 0.5%

EMC Corp.†	240,810	4,640,409
Seagate Technology†(2)(3)(4)	510	0

		4,640,409

Consumer Products-Misc. - 1.2%

Kimberly-Clark Corp.	176,370	12,312,390

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	166,690	13,348,535

Data Processing/Management - 0.2%

Paychex, Inc.	60,960	2,377,440

Distribution/Wholesale - 0.2%

WW Grainger, Inc.	25,390	2,241,937

Diversified Manufacturing Operations - 1.2%

Danaher Corp.	140,960	12,238,147

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	12,750	1,154,640

E-Commerce/Services - 0.4%

eBay, Inc.†	128,430	4,306,258

Electric-Generation - 0.3%

The AES Corp.†	120,200	2,626,370

Electric-Integrated - 0.5%

NiSource, Inc.	56,290	1,041,928
Pepco Holdings, Inc.	127,550	3,584,155

		4,626,083

Electronic Components-Misc. - 0.1%

Tyco Electronics, Ltd.	18,960	708,914

Electronic Components-Semiconductors - 0.2%

Broadcom Corp., Class A†	27,420	733,211
NVIDIA Corp.†	26,280	828,871

		1,562,082

Engineering/R&D Services - 0.2%

Fluor Corp.	13,940	2,051,550
Jacobs Engineering Group, Inc.†	5,330	446,494

		2,498,044

Engines-Internal Combustion - 0.2%

Cummins, Inc.	18,690	2,184,861

Enterprise Software/Service - 1.6%

Oracle Corp.†	800,050	16,145,009

Finance-Credit Card - 1.5%

American Express Co.	261,950	15,449,811

Finance-Investment Banker/Broker - 5.8%

Citigroup, Inc.	664,420	22,125,186
JPMorgan Chase & Co.	482,450	22,009,369
Lehman Brothers Holdings, Inc.	46,560	2,916,053
Merrill Lynch & Co., Inc.	164,200	9,842,148
The Charles Schwab Corp.	71,450	1,736,949

		58,629,705

Finance-Mortgage Loan/Banker - 1.0%

Fannie Mae	138,850	5,334,617
Freddie Mac	136,030	4,770,572

		10,105,189

Finance-Other Services - 0.2%

CME Group, Inc.	3,200	2,107,520

Food-Confectionery - 0.1%

WM Wrigley Jr. Co.	21,850	1,398,400

Food-Misc. - 2.3%

Campbell Soup Co.	43,700	1,604,664
General Mills, Inc.	157,320	9,462,798
H.J. Heinz Co.	91,540	4,329,842
Kellogg Co.	144,790	7,824,452

		23,221,756

Food-Retail - 0.2%

Safeway, Inc.	44,420	1,545,816

Food-Wholesale/Distribution - 0.5%

Sysco Corp.	169,960	5,525,400

Independent Power Producer - 0.2%

Mirant Corp.	51,350	1,981,596

Industrial Gases - 1.8%

Air Products & Chemicals, Inc.	81,090	8,031,154
Praxair, Inc.	121,590	10,381,354

		18,412,508

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.†	34,530	1,990,309

Insurance-Life/Health - 0.4%

AFLAC, Inc.	69,280	4,339,699

Insurance-Multi-line - 1.5%

Allstate Corp.	165,240	8,447,069
Hartford Financial Services Group, Inc.	72,890	6,947,875

		15,394,944

Insurance-Property/Casualty - 1.0%

Chubb Corp.	22,020	1,201,191
The Travelers Cos., Inc.	162,310	8,620,284

		9,821,475

Investment Management/Advisor Services - 0.4%

Franklin Resources, Inc.	30,150	3,713,877

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.	187,380	13,472,622

Machinery-Farming - 1.2%

Deere & Co.	70,740	12,153,132

Medical Instruments - 1.6%

Boston Scientific Corp.†	78,720	994,234
Medtronic, Inc.	298,080	15,157,368

		16,151,602

Medical Products - 0.6%

Covidien, Ltd.	29,040	1,164,795
Stryker Corp.	69,970	5,081,921

		6,246,716

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.†	173,840	9,604,660
Genentech, Inc.†	118,530	9,037,912

		18,642,572

Medical-Drugs - 5.8%

Allergan, Inc.	167,140	11,205,066
Bristol-Myers Squibb Co.	494,830	14,661,813
Eli Lilly & Co.	264,450	14,002,627
Forest Laboratories, Inc.†	133,490	5,146,039
Schering-Plough Corp.	455,270	14,249,951

		59,265,496

Medical-Generic Drugs - 0.2%

Barr Pharmaceuticals, Inc.†	40,800	2,190,960

Medical-HMO - 3.2%

Aetna, Inc.	76,380	4,268,114
UnitedHealth Group, Inc.	288,720	15,879,600
WellPoint, Inc.†	147,000	12,378,870

		32,526,584

Medical-Wholesale Drug Distribution - 0.4%

Cardinal Health, Inc.	62,220	3,767,421

Metal-Copper - 0.6%

Southern Copper Corp.	53,800	5,952,970

Multimedia - 3.7%

News Corp., Class A	634,930	13,377,975
The Walt Disney Co.	444,620	14,739,153
Viacom, Inc., Class B†	219,650	9,229,693

		37,346,821

Networking Products - 2.2%

Cisco Systems, Inc.†	793,740	22,240,595

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	21,580	715,809

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.	83,650	3,220,525

Oil & Gas Drilling - 0.6%

Transocean, Inc.†	47,943	6,581,957

Oil Companies-Exploration & Production - 3.5%

Apache Corp.	120,540	11,667,067
Chesapeake Energy Corp.	170,140	6,439,799
EOG Resources, Inc.	131,080	10,850,802
Murphy Oil Corp.	37,580	2,687,722
Noble Energy, Inc.	55,130	3,971,565

		35,616,955

Oil Companies-Integrated - 0.8%

Hess Corp.	111,090	7,911,830

Oil Field Machinery & Equipment - 0.2%

National-Oilwell Varco, Inc.†	23,060	1,571,539

Oil-Field Services - 2.6%

Halliburton Co.	232,940	8,527,933
Schlumberger, Ltd.	191,970	17,939,597

		26,467,530

Pharmacy Services - 0.1%

Medco Health Solutions, Inc.†	10,880	1,087,891

Pipelines - 1.5%

Spectra Energy Corp.	316,970	7,810,141
Williams Cos., Inc.	213,780	7,420,304

		15,230,445

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	33,480	1,227,377

Real Estate Investment Trusts - 0.7%

Simon Property Group, Inc.	48,140	4,739,383
Vornado Realty Trust	25,140	2,262,600

		7,001,983

Retail-Apparel/Shoe - 0.1%

The Gap, Inc.	43,470	886,788

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	320,920	7,833,657

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	35,730	1,824,017

Retail-Discount - 1.6%

Costco Wholesale Corp.	75,680	5,100,832
Target Corp.	180,800	10,858,848

		15,959,680

Retail-Drug Store - 1.8%

CVS Caremark Corp.	283,560	11,367,920
Walgreen Co.	203,930	7,461,799

		18,829,719

Retail-Office Supplies - 0.1%

Staples, Inc.	47,850	1,134,045

Retail-Restaurants - 1.5%

McDonald’s Corp.	257,150	15,035,560

Savings & Loans/Thrifts - 0.3%

Washington Mutual, Inc.	181,250	3,534,375

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	391,110	7,364,601

Steel-Producer - 0.3%

Nucor Corp.	53,490	3,167,143

Telecom Services - 0.3%

Embarq Corp.	60,640	3,089,608

Telephone-Integrated - 1.2%

Sprint Nextel Corp.	673,850	10,458,152
Windstream Corp.	144,230	1,867,778

		12,325,930

Therapeutics - 0.4%

Gilead Sciences, Inc.†	95,660	4,452,016

Transport-Rail - 2.0%

CSX Corp.	210,160	8,826,720
Norfolk Southern Corp.	224,780	11,510,984

		20,337,704

Transport-Services - 0.2%

C.H. Robinson Worldwide, Inc.	19,430	1,001,617
Expeditors International of Washington, Inc.	30,420	1,427,306

		2,428,923

Web Portals/ISP - 2.0%

Google, Inc., Class A†	26,030	18,038,790
Yahoo!, Inc.†	95,630	2,563,840

		20,602,630

Wireless Equipment - 1.5%

QUALCOMM, Inc.	382,540	15,599,981

Total Long-Term Investment Securities
(cost $937,517,228)		957,799,200

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Commercial Paper - 5.6%

Erste Finance LLC 4.62% due 12/03/07	$50,000,000	49,987,167
Societe Generale NA 4.60% due 12/03/07	7,000,000	6,998,211

		56,985,378

U.S. Government Treasuries - 0.2%
United States Treasury Bills 2.86% due 02/07/08	1,500,000	1,491,925
3.17% due 01/24/08(1)	120,000	119,430
3.18% due 01/24/08(1)	100,000	99,228
3.27% due 01/24/08(1)	400,000	397,204
3.40% due 01/24/08(1)	80,000	79,395
3.54% due 12/20/07(1)	20,000	19,963
3.57% due 12/13/07(1)	120,000	119,857
3.65% due 01/24/08(1)	40,000	39,664
3.65% due 12/13/07(1)	20,000	19,976
3.75% due 01/24/08(1)	30,000	29,738
3.82% due 01/24/08(1)	150,000	148,648

		2,565,028

Total Short-Term Investment Securities
(cost $59,550,406)		59,550,406

TOTAL INVESTMENTS
(cost $997,067,634) (5)	99.8%	1,017,349,606
Other assets less liabilities	0.2	1,876,613

NET ASSETS	100.0%	$1,019,226,219

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Socially Responsible Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/2000	510	$0.00	$0.00	$0.00	0.00%

(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2007	Unrealized Appreciation (Depreciation)
158 Long	S & P 500 Index	December 2007	$59,477,850	$58,606,150	$(871,700)

See Notes to Portfolio of Investments

VALIC COMPANY II STRATEGIC BOND FUND

PORTFOLIO OF INVESTMENTS - November 30, 2007 (unaudited)

Security Description	Principal Amount/ Shares (16)	Value (Note 1)
ASSET BACKED SECURITIES - 3.6%
Diversified Financial Services - 3.6%
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(1)	1,389,767	1,384,414
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(1)	539,235	530,852
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(2)	345,000	342,691
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW12, Class F 5.75% due 09/11/38*(2)(13)	220,000	170,426
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW12, Class G 5.75% due 09/11/38	38,000	27,662
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class H 5.75% due 02/11/44*(2)(13)	435,000	246,952
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.55% due 07/25/37(1)	1,161,441	1,151,242
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(2)	351,000	344,920
Commercial Mtg. Pass Through Certs. Series CN2A, Class A2FL 4.91% due 02/05/19*(2)(4)	550,000	541,397
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(2)	800,000	831,047
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(2)	150,000	127,620
LB-UBS Commercial Mtg. Trust Series 2007-C6, Class AM 6.11% due 07/17/40(2)	2,000,000	2,003,905
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.24% due 07/17/40(2)(13)	375,000	362,520
Merrill Lynch/ Countrywide Commercial Mtg. Trust Series 2007-5, Class H 5.92% due 08/12/48	175,000	104,505
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(2)	220,000	197,984
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.36% due 11/24/15*(5)	250,000	237,500
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.30% due 10/15/12(4)	975,707	974,990
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 4.99% due 09/15/21*(2)(4)	500,000	484,630
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(1)	1,176,517	1,184,546
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)	218,980	218,988

		11,468,791

Total Asset Backed Securities (cost $11,863,584)		11,468,791

CONVERTIBLE BONDS & NOTES - 0.1%
Electronic Components-Semiconductors - 0.1%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	25,000	19,844
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	315,000	199,238

		219,082

Medical Instruments - 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	25,000	33,281

Medical-Biomedical/Gene - 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	50,000	41,250

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)	125,000	125,000

Total Convertible Bonds & Notes (cost $480,799)		418,613

CORPORATE BONDS & NOTES - 34.2%
Advertising Services - 0.1%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	100,000	91,250
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	250,000	235,625

		326,875

Aerospace/Defense-Equipment - 0.2%
United Technologies Corp. Senior Notes 6.10% due 05/15/12	626,000	661,792

Agricultural Chemicals - 0.4%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	100,000	101,500

Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	445,000	439,437
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	540,000	569,700
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	195,000	208,650

		1,319,287

Agricultural Operations - 0.1%
Cargill, Inc. Notes 5.00% due 11/15/13*	233,000	230,116

Airlines - 0.3%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	475,000	460,560
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	270,166	271,349
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 10/02/19	46,681	46,390
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	85,000	86,275
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	80,445	80,445
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	38,594	38,401

		983,420

Applications Software - 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	210,000	225,750

Auto-Cars/Light Trucks - 0.6%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.05% due 03/13/09(4)	85,000	84,614
Ford Motor Co. Debentures 6.38% due 02/01/29	980,000	666,400
General Motors Corp. Debentures 8.25% due 07/15/23	600,000	492,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	750,000	$622,500

		1,865,514

Auto/Truck Parts & Equipment-Original - 0.1%
Lear Corp. Senior Notes 8.75% due 12/01/16	265,000	243,800
Visteon Corp. Senior Notes 8.25% due 08/01/10	210,000	186,900

		430,700

Auto/Truck Parts & Equipment-Replacement - 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(5)(7)	150,000	0

Banks-Commercial - 0.4%
BOI Capital Funding Bank Guar. Bonds 6.11% due 02/04/16*(4)(8)	110,000	96,680
Compass Bank Notes 5.50% due 04/01/20	130,000	122,867
Compass Bank Sub. Notes 6.40% due 10/01/17	90,000	92,135
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	68,000	68,869
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	143,000	147,327
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	100,000	97,514
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	164,000	169,046
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	100,000	102,120
US Bank NA Notes 3.90% due 08/15/08	65,000	64,241
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	170,000	169,646

		1,130,445

Banks-Fiduciary - 0.0%
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	100,000	105,939

Banks-Super Regional - 0.1%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	282,000	270,517

JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,503

		329,020

Beverages-Non-alcoholic - 0.1%
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	125,000	114,375
PepsiCo, Inc. Notes 4.65% due 02/15/13	178,000	177,919

		292,294

Brewery - 0.1%
Anheuser-Busch Cos., Inc. Senior Notes 5.50% due 01/15/18	54,000	54,253
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	189,000	194,893

		249,146

Broadcast Services/Program - 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	487,000	494,305
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	335,000	310,712

		805,017

Building & Construction Products-Misc. - 0.4%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	360,000	367,200
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	295,000	302,744
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	435,000	428,475
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(9)	175,000	103,250

		1,201,669

Building Products-Air & Heating - 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	125,000	125,206

Building Products-Wood - 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	250,000	201,875

Cable TV - 1.2%
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	468,000	405,990
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	200,000	197,000
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	1,378,000	1,364,220
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	230,000	224,825
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12	525,000	513,187
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	112,000	120,033
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	354,000	353,079
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	195,000	191,100
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11(9)	345,000	359,231

		3,728,665

Casino Hotels - 0.7%
Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12	335,000	346,725
Eldorado Casino Corp. Sec. Bonds 10.00% due 08/01/12(7)(10)	362,426	362,426
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(7)	250,000	237,500
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	560,000	507,500
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	50,000	37,875
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	410,000	326,462
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	285,000	287,850

		2,106,338

Casino Services - 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	135,000	131,625

Cellular Telecom - 0.9%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	82,000	85,895
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	253,000	263,120
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	565,000	590,425
Centennial Communications Corp. Senior Notes 10.98% due 01/01/13(4)	260,000	265,850
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	457,000	495,574
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	85,000	79,050
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	290,000	269,700
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	305,000	288,987
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	225,000	209,590
Rural Cellular Corp. Senior Sub. Notes 8.58% due 06/01/13*(4)	275,000	279,125
Rural Cellular Corp. Senior Notes 11.24% due 11/01/12(4)	115,000	117,300

		2,944,616

Chemicals-Diversified - 0.4%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	140,000	141,067
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	43,000	44,935
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	900,000	1,019,250

		1,205,252

Chemicals-Specialty - 1.0%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	480,000	506,400
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	395,000	423,638
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	155,000	158,100
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	650,000	652,839
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	1,025,000	909,687
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	620,000	592,100

		3,242,764

Commercial Services-Finance - 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	224,000	228,282

Computer Services - 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	425,000	423,937
Computer Sciences Corp. Notes 3.50% due 04/15/08	45,000	44,607
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	155,000	157,713

		626,257

Computers-Integrated Systems - 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	100,000	85,750

Consumer Products-Misc. - 0.2%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	228,000	222,300
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	75,000	74,250
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(9)	198,000	182,160
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	35,000	34,913

		513,623

Containers-Metal/Glass - 0.4%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	140,000	126,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	455,000	420,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	545,000	564,075

Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	57,000	57,214

		1,168,164

Containers-Paper/Plastic - 0.4%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	280,000	277,200
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	453,000	372,592
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	565,000	542,400

		1,192,192

Cosmetics & Toiletries - 0.1%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	225,000	221,063

Data Processing/Management - 0.2%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	175,000	177,715
Seitel, Inc. Senior Notes 9.75% due 02/15/14	385,000	333,025

		510,740

Direct Marketing - 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	336,000	317,520

Distribution/Wholesale - 0.1%
Varietal Distribution, Inc. Company Guar. Notes 10.25% due 07/15/15*	410,000	391,550

Diversified Financial Services - 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	105,000	105,259
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	70,000	70,226
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	180,000	184,469

		359,954

Diversified Manufacturing Operations - 0.2%
General Electric Co . Notes 5.25% due 12/06/17	164,000	162,490
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	175,000	151,375
Harland Clarke Holdings Corp. Notes 9.62% due 05/15/15(4)	125,000	108,125
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	235,000	214,438
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	150,000	149,250

		785,678

Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	85,000	65,889

Electric-Generation — 0.9%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	220,000	225,436
Edison Mission Energy Senior Notes 7.20% due 05/15/19	140,000	133,700
Edison Mission Energy Senior Notes 7.50% due 06/15/13	150,000	150,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27	300,000	279,750
Edison Mission Energy Senior Notes 7.75% due 06/15/16	260,000	262,600
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	57,335	59,915
The AES Corp. Senior Notes 7.75% due 10/15/15*	450,000	446,625
The AES Corp. Senior Notes 8.00% due 10/15/17*	775,000	771,125
The AES Corp. Sec. Notes 8.75% due 05/15/13*	203,000	211,120
The AES Corp. Senior Notes 8.88% due 02/15/11	235,000	243,812

		2,784,083

Electric-Integrated — 1.5%
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	400,000	408,997
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	99,000	99,118

Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(4)	115,000	113,402
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	90,000	89,558
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	65,000	63,978
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	200,000	196,000
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	135,000	136,265
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	228,000	234,674
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17	100,000	101,535
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	200,013	213,660
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	860,000	857,850
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	300,000	277,500
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	61,000	58,132
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	245,000	256,913
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	40,000	43,022
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	130,000	126,563
Sierra Pacific Power Co. Senior Mtg. 6.75% due 07/01/37	457,000	471,406
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	725,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	800,000	778,077
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.50% due 11/01/16*	200,000	188,500
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	81,000	81,673

		4,796,823

Electronic Components-Semiconductors - 0.6%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	390,000	359,775
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	50,000	47,000
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	375,000	375,937
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	335,000	292,287
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	185,000	158,638
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	180,000	186,164
Spansion, Inc. Sec. Notes 8.75% due 06/01/13	350,000	318,500
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	120,000	109,200

		1,847,501

Electronics-Military - 0.2%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	420,000	411,600
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	125,000	123,750

		535,350

Energy-Alternate Sources - 0.2%
Aventine Renewable Energy Holdings, Inc. Notes 10.00% due 04/01/17	235,000	210,325
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	95,000	77,900
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	235,000	233,531

		521,756

Finance-Auto Loans - 1.0%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	2,085,000	1,974,076
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	225,000	208,844
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	340,000	297,058
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	5,000	4,251
General Motors Acceptance Corp. Notes 7.82% due 12/01/14(4)	330,000	270,607
GMAC LLC Senior Notes 6.00% due 12/15/11	300,000	254,915
GMAC LLC Notes 6.36% due 09/23/08(4)	295,000	286,350

		3,296,101

Finance-Commercial - 0.0%
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	33,000	33,343

Finance-Credit Card - 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	433,000	429,551

Finance-Investment Banker/Broker - 0.5%
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	180,000	182,131
Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	105,000	102,574
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	28,000	27,201
Morgan Stanley Senior Notes 5.25% due 11/02/12	90,000	89,463
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(4)	162,000	165,629
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	103,000	99,080
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	415,000	405,593
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	540,000	530,416

		1,602,087

Finance-Mortgage Loan/Banker - 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	2,000	1,500
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	109,000	68,682
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	232,000	150,220

		220,402

Food-Meat Products - 0.1%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	30,000	29,700
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	150,000	145,500

		175,200

Food-Misc. - 0.1%
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	253,000	269,167
Wornick Co. Sec. Notes 10.88% due 07/15/11†(11)	225,000	150,750

		419,917

Funeral Services & Related Items - 0.3%
Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	47,250
Service Corp. International Senior Notes 7.00% due 06/15/17	125,000	117,813
Service Corp. International Senior Notes 7.38% due 10/01/14	285,000	282,150
Service Corp. International Senior Notes 7.63% due 10/01/18	285,000	282,862
Stewart Enterprises, Inc. Senior Notes 7.25% due 02/15/13	260,000	247,000

		977,075

Gambling (Non-Hotel) - 0.4%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	485,000	455,900
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	335,000	326,625
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	195,000	191,100

Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	245,000	244,694

		1,218,319

Gas-Distribution - 0.0%
Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	75,000	76,359

Golf - 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	155,000	96,100

Home Furnishings - 0.1%
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	450,000	355,500

Hotels/Motels - 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	260,000	245,700
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	110,000	108,943

		354,643

Human Resources - 0.0%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	65,000	68,900

Independent Power Producers - 1.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(12)	1,615,000	1,736,125
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	725,000	710,500
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	30,000	32,700
Reliant Energy, Inc. Company Guar. Notes 6.75% due 12/15/14	200,000	199,500
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	180,000	173,700
Reliant Energy, Inc Senior Notes 7.88% due 12/31/17	310,000	300,312

		3,152,837

Industrial Automated/Robotic - 0.1%
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	170,000	168,634

Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	65,000	66,080
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	36,427
USI Holdings Corp. Senior Notes 8.74% due 11/15/14*(4)	140,000	125,300
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	95,000	79,325

		307,132

Insurance-Life/Health - 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	28,000	28,964
Monumental Global Funding II Notes 5.65% due 07/14/11*	60,000	63,103
Prudential Financial Inc. Notes 6.63% due 12/01/37	107,000	106,102

		198,169

Insurance-Property/Casualty - 0.0%
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	55,000	54,559

Investment Management/Advisor Services - 0.3%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	980,000	975,100

Machinery-Farming - 0.1%
Case Corp. Notes 7.25% due 01/15/16	15,000	15,075
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	175,000	174,125

		189,200

Medical Information Systems - 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	400,000	380,000

Medical Products - 0.3%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	400,000	416,008
Reable Therapeutics Finance Corp. LLC Senior Notes 10.88% due 11/15/14	50,000	48,125
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. Company Guar. Notes 11.75% due 11/15/14	335,000	306,525

Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15*	125,000	125,000
Universal Hospital Services, Inc. Senior Notes 8.76% due 06/01/15*(4)	185,000	182,225

		1,077,883

Medical-Biomedical/Gene - 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	455,000	439,075

Medical-Drugs - 0.2%
Abbott Laboratories Notes 6.15% due 11/30/37	108,000	111,919
American Home Products Corp. Notes 6.95% due 03/15/11	131,000	140,505
Wyeth Bonds 5.50% due 02/01/14	478,000	489,445

		741,869

Medical-HMO - 0.2%
Aetna Inc. Senior Notes. 6.75% due 12/15/37	101,000	99,713
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	400,000	400,000
WellPoint, Inc. Notes 3.75% due 12/14/07	277,282	277,144

		776,857

Medical-Hospitals - 1.3%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	1,240,000	1,252,400
HCA, Inc. Senior Notes 6.25% due 02/15/13	310,000	269,700
HCA, Inc. Senior Notes 8.75% due 09/01/10	75,000	75,094
HCA, Inc. Sec. Notes 9.13% due 11/15/14	275,000	281,187
HCA, Inc. Sec. Notes 9.25% due 11/15/16	1,725,000	1,785,375
HCA, Inc. Sec. Notes 9.63% due 11/15/16	185,000	192,400
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guaranteed Notes 8.75% due 06/15/14	415,000	402,550

		4,258,706

Medical-Nursing Homes - 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	225,000	225,563

Metal Processors & Fabrication - 0.1%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	175,000	185,636
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	150,000	155,250

		340,886

Metal-Aluminum - 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	214,000	222,576
Alcoa, Inc. Bonds 6.50% due 06/15/18	221,000	233,592

		456,168

Metal-Diversified - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	395,000	421,662
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	660,000	712,800
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*(4)	485,000	417,100
Noranda Aluminium Holding Corp. Senior Notes 10.49% due 11/15/14*(4)	200,000	184,500

		1,736,062

Mining - 0.0%
Newmont Mining Corp. Company Guar. Notes Notes 5.88% due 04/01/35	85,000	77,105

Multimedia - 0.4%
Belo Corp. Senior Notes 6.75% due 05/30/13	45,000	45,245
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	100,000	103,000
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	383,000	406,196

Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	203,000	241,008
Viacom, Inc. Senior Notes 6.13% due 10/05/17	50,000	49,656
Viacom, Inc. Senior Notes 6.88% due 04/30/36	383,000	379,519

		1,224,624

Networking Products - 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	131,000	133,151

Non-Ferrous Metals - 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(7)(12)(18)	75,000	0

Non-Hazardous Waste Disposal - 0.1%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	330,000	340,042
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	85,000	97,004

		437,046

Office Automation & Equipment - 0.4%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	700,000	708,945
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	219,000	216,466
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	196,000	202,190

		1,127,601

Oil Companies-Exploration & Production - 1.3%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	100,000	101,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	380,000	354,350
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	285,000	252,225
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*	45,000	40,050
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	75,000	71,813
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	425,000	400,562
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	385,000	373,450
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	145,000	139,200
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	310,000	279,000
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	135,000	124,875
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	170,000	162,350
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	65,000	63,213
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	585,000	565,987
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	160,000	154,400
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	210,000	202,125
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	515,000	486,675
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	195,000	181,350

		3,952,625

Oil Companies-Integrated - 0.2%
Hess Corp. Bonds 7.88% due 10/01/29	160,000	191,799
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	290,000	332,623

		524,422

Oil Refining & Marketing -- 0.1% The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	186,646

Oil-Field Services - 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	215,000	215,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14	155,000	155,387
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	105,266	110,301

		480,688

Paper & Related Products - 0.3%
Abitibi-Consolidated Finance LP Company Guar. Bonds 7.88% due 08/01/09	100,000	95,750
Bowater, Inc. Notes 6.50% due 06/15/13	275,000	196,625
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	335,000	293,544
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	325,000	312,000
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	110,000	105,325

		1,003,244

Physicians Practice Management - 0.1%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	340,000	333,200

Pipelines - 1.6%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	260,000	254,800
Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	36,000	36,685
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	460,000	495,957
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	460,000	460,000
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	50,000	52,382
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	360,000	360,900
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	450,000	442,687
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	325,000	327,437
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	275,000	323,970
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	235,000	221,488
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	310,000	310,775
NGC Corp Capital Trust Company Guar. Bonds 8.32% due 06/01/27	375,000	327,188
Panhandle Eastern Pipe Line Senior Notes 6.20% due 11/01/17	247,000	248,470
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	200,000	205,348
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	100,000	105,750
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	660,000	745,800

		4,919,637

Poultry - 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	230,000	225,400

Printing-Commercial - 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	310,000	263,500

Publishing-Newspapers - 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	146,000	104,030
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	80,000	52,000

		156,030

Publishing-Periodicals - 0.1%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	495,000	405,900

Real Estate Investment Trusts - 0.2%
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	291,000	284,766
Liberty Property LP Senior Notes 5.63% due 10/01/17	105,000	106,381
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	164,000	166,278
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	80,000	80,191
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	25,000	23,918
Simon Property Group LP Notes 5.38% due 08/28/08	40,000	39,831
Vornado Realty LP Notes 4.50% due 08/15/09	65,000	64,745

		766,110

Recycling - 0.2%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	435,000	374,100
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	360,000	302,400

		676,500

Rental Auto/Equipment - 0.3%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	100,000	99,771
Erac USA Finance Co. Notes 7.35% due 06/15/08*	210,000	211,875
Rental Service Corp. Notes 9.50% due 12/01/14	270,000	250,425
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	510,000	466,650

		1,028,721

Research & Development - 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	240,000	216,300

Retail-Apparel/Shoe - 0.0%
Nordstrom Inc. Notes 6.25% due 01/15/18	95,000	96,071

Retail-Discount - 0.1%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	175,000	159,250

Retail-Drug Store - 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	102,000	101,205
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	362,520	370,112
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	150,000	136,500
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	610,000	524,600

		1,132,417

Retail-Major Department Stores - 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	157,500

Retail-Music Store - 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(5)(6)(7)(10)(11)(12)	16,572	4,309

Retail-Petroleum Products - 0.1%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	435,000	421,950

Retail-Regional Department Stores - 0.0%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	19,000	17,720

Retail-Restaurants - 0.3%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	382,000	389,354
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	210,000	199,500
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	280,000	249,200
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	47,000	45,913

		883,967

Rubber-Tires - 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	210,000	174,300

Rubber/Plastic Products - 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(7)(14)(17)	25,000	60

Savings & Loans/Thrifts - 0.3%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(4)	48,000	47,613
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	120,000	119,642
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	300,000	246,191
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(4)(8)	200,000	189,400
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	280,000	255,302
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	100,000	86,903
Western Financial Bank Senior Debentures 9.63% due 05/15/12	92,000	99,373

		1,044,424

Soap & Cleaning Preparation - 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(9)	25,000	25,000

Special Purpose Entities - 1.4%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(9)	175,000	150,500
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	100,000	107,000
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	478,000	470,246
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(4)	85,000	63,216
CCM Merger, Inc. Notes 8.00% due 08/01/13*	285,000	264,338
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	151,000	154,775
Cyrus Reinsurance Holdings SPC Senior Notes 6.58% due 09/01/08*(4)(5)	76,000	75,430
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	545,000	550,450
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	180,000	193,500
ING USA Global Funding Trust Notes 4.25% due 10/01/10	80,000	81,288
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	100,000	92,500
KAR Holdings, Inc. Company Guar. Notes 8.91% due 05/01/14*(4)	210,000	191,100
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	175,000	165,813
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	96,140
MXEnergy Holdings, Inc. Senior Notes 12.81% due 08/01/11(4)	245,000	243,775
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	58,000	46,636
PNA Intermediate Holding Corp. Senior Notes 11.87% due 02/15/13*(4)	160,000	147,200
Pricoa Global Funding I Notes 5.30% due 09/27/13*	100,000	104,247
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	163,000	168,074
Snoqualmie Entertainment Authority Sec. Notes 9.06% due 02/01/14*(4)	185,000	176,675
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	525,000	505,313
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	75,000	72,000
Visant Corp. CompanyGuar. Notes 7.63% due 10/01/12	300,000	300,000

		4,420,216

Specified Purpose Acquisitions - 0.1%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	209,000	213,938

Steel-Producers - 0.6%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	210,000	220,125
Nucor Corp. Notes 5.75% due 12/01/17	120,000	121,089
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	380,000	379,503
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	425,000	417,031
Ryerson, Inc. Senior Sec. Notes 12.62% due 11/01/14*(4)	350,000	336,875
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	325,000	310,375
United States Steel Corp. Senior Notes 6.65% due 06/01/37	84,000	78,573

		1,863,571

Steel-Specialty - 0.0%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	50,000	52,625

Storage/Warehousing - 0.1%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	140,000	126,700
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	225,000	204,750

		331,450

Telecom Services - 0.5%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	154,000	159,497
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	25,000	22,500
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	125,000	114,375
Insight Midwest LP Senior Notes 9.75% due 10/01/09	26,000	26,000
MasTec, Inc. Senior Notes 7.63% due 02/01/17	150,000	145,500
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	420,000	416,850
Qwest Corp. Senior Notes 7.50% due 10/01/14	375,000	379,687
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	200,000	216,579

		1,480,988

Telephone-Integrated - 1.3%
AT&T Corp. Senior Notes 7.30% due 11/15/11	344,000	373,722
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	626,671
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	22,750
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	385,000	372,488
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	285,000	272,175
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	322,000	324,415
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	40,000	40,127
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	40,000	35,900
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	50,000	56,651
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	995,000	987,537
Southwestern Bell Telephone Co. Notes 6.55% due 10/07/08	200,000	202,644
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	338,000	317,257
Verizon New York, Inc. Debentures 6.88% due 04/01/12	130,000	138,760
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	250,000	259,375

		4,030,472

Television - 0.6%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	385,000	381,150
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	75,000	66,375
ION Media Networks, Inc. Senior Notes 8.61% due 01/15/12*(4)	20,000	19,650
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	275,000	259,875
Paxson Communication Corp. Sec. Senior Notes 11.49% due 01/15/13*(4)	880,000	873,400
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	210,000	153,300
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	360,000	288,000

		2,041,750

Theaters - 0.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	825,000	781,687
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(9)	535,000	497,550

		1,279,237

Transactional Software - 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	365,000	339,450

Transport-Air Freight - 0.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	145,490	142,580
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	347,075	341,869

Transport-Air Freight (continued)
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	486,267	568,933
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	447,766	456,722
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	37,457	37,457
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	247,455

		1,795,016

Transport-Rail - 0.3%
BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55(4)	170,000	159,609
CSX Corp. Senior Notes 6.25% due 03/15/18	370,000	378,108
Union Pacific Corp. Notes 3.88% due 02/15/09	326,000	323,204

		860,921

Transport-Services - 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	80,000	80,300
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	45,000	45,835
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	130,000	126,100
Ryder System, Inc. Notes 5.85% due 03/01/14	43,000	43,578

		295,813

Travel Services - 0.2%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	135,000	135,338
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	445,000	471,700

		607,038

Vitamins & Nutrition Products - 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14(4)	170,000	161,500

Wireless Equipment - 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	100,000	96,925

Total Corporate Bonds & Notes (cost $110,719,961)		107,736,525

FOREIGN CORPORATE BONDS & NOTES - 5.9%
Banks-Commercial - 0.4%
Banco Continental de Panama SA Notes 6.63% due 12/01/10*	15,000	15,300
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(4)(8)	154,000	155,790
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.93% due 12/30/09(4)(8)	78,000	53,430
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(8)	203,000	185,513
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	306,000	288,003
Landsbanki Islands HF Jr. Sub. Notes 7.43% due 10/19/17*(4)(8)	120,000	115,652
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(4)(8)	220,000	216,512
Societe Generale Sub. Notes 5.92% due 04/05/17*(4)(8)	90,000	82,464

		1,112,664

Banks-Money Center - 0.1%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(8)	125,000	102,188
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	100,000	102,039

		204,227

Broadcast Services/Program - 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	149,000	152,331

Building & Construction-Misc. - 0.1%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	300,000	301,500

Building Products-Doors & Windows - 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	35,000	27,913

Cellular Telecom - 0.2%
Mobile Telesystems Finance SA Company Guar. Senior Notes 8.38% due 10/14/10	600,000	620,100

Computers-Memory Devices - 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	285,000	280,725

Containers-Metal/Glass - 0.2%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	620,000	578,150
Vitro SAB De CV 11.75% due 11/01/13 Senior Notes	80,000	82,800

		660,950

Diversified Financial Services - 0.4%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	155,000	137,119
TNK-BP Finance SA Senior Notes 6.13% due 03/20/12	490,000	467,166
TNK-BP Finance SA Company Guar. Senior Notes 6.88% due 07/18/11	130,000	128,345
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	598,000	588,282

		1,320,912

Diversified Manufacturing Operations - 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	535,000	553,725
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	100,000	103,606

		657,331

Diversified Operations - 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	200,000	223,711

Electric-Integrated - 0.1%
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	72,000	73,747
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	130,000	135,830

		209,577

Electric-Transmission - 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	230,000	233,105

Electronic Components-Misc. - 0.1%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	390,000	354,900

Electronic Components-Semiconductors - 0.1%
Avago Technologies Finance Company Guar. Notes 10.13% due 12/01/13	150,000	157,875
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	35,000	35,000

		192,875

Finance-Other Services - 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	138,000	131,473

Food-Meat Products - 0.2%
JBS SA Company Guar. Notes 9.38% due 02/07/11	350,000	351,750
JBS SA Senior Notes 10.50% due 08/04/16*	175,000	177,844

		529,594

Food-Retail - 0.0%
Tesco PLC Notes 5.50% due 11/15/17*	100,000	99,482

Independent Power Producer - 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(7)(11)	175,000	175

Insurance-Multi-line - 0.1%
Aegon NV Sub. Bonds 5.40% due 07/15/14(4)(8)	112,000	79,744
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(8)	92,000	77,897
ING Groep NV Bonds 5.78% due 12/08/15(4)(8)	230,000	211,383

		369,024

Investment Companies - 0.1%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	92,000	93,379
Xstrata Finance Canada Ltd. Notes 6.90% due 11/15/37	100,000	99,894

		193,273

Medical-Drugs - 0.6%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	260,000	211,900

Medical-Drugs (continued)
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.37% due 12/01/13(4)		265,000	251,750
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		255,000	249,900
Elan Finance PLC Company Guar. Notes 8.87% due 11/15/11(4)		870,000	852,600
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13		225,000	225,000

			1,791,150

Metal-Aluminum - 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33		140,000	136,707

Multimedia - 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*		125,000	116,563
The Thomson Corp. Notes 5.70% due 10/01/14		210,000	213,681

			330,244

Music - 0.0%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*		110,000	111,100

Oil Companies-Exploration & Production - 0.3%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		385,000	359,975
Nexen, Inc. Bonds 6.40% due 05/15/37		141,000	138,826
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14*		375,000	365,625
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*		210,000	206,850

			1,071,276

Oil Companies-Integrated - 0.1%
ENI Coordination Center SA Company Guar. Notes 5.25% due 12/27/07(6)	GBP	135,000	277,291

Paper & Related Products - 0.2%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08		40,000	39,000
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13		75,000	51,375
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		320,000	278,400
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11		110,000	86,075

			454,850

Pipelines - 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14		338,000	348,382
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		78,000	69,737

			418,119

Printing-Commercial - 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*		475,000	357,437

Real Estate Operations & Development - 0.0%
Brascan Corp. Notes 8.13% due 12/15/08		69,000	71,781

Retail-Major Department Stores - 0.1%
Marks & Spencer PLC Senior Notes 6.25% due 12/01/17*		131,000	130,139
Marks & Spencer PLC Senior Notes 7.13% due 12/01/37*		196,000	193,211

			323,350

Satellite Telecom - 0.5%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)		525,000	525,656
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16		285,000	294,975
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(9)		440,000	360,800
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13		210,000	156,450
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12		145,000	121,075

			1,458,956

Special Purpose Entities - 0.2%
Hellas Telecommunications Luxembourg II Sub. Notes 10.99% due 01/15/15*(4)		355,000	339,025
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)		286,000	158,730
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		55,000	53,850
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(8)		121,000	111,023

			662,628

Steel-Producer - 0.1%
Citibank Global Markets Deutschland for Severstal Notes 8.63% due 02/24/09		400,000	407,201

Telecom Services - 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		100,000	104,500

Telephone-Integrated - 0.4%
British Telecommunications PLC Bonds 8.63% due 12/15/30		643,000	861,418
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		350,000	360,052

			1,221,470

Transport-Marine - 0.1%
Navios Maritime Holdings, Inc. Notes 9.50% due 12/15/14		100,000	102,750
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		235,000	225,600

			328,350

Transport-Rail - 0.1%
Canadian National Railway Co. Notes 6.38% due 10/15/11		315,000	335,526
Kansas City Southern de Mexico SA de CV Senior Notes 7.38% due 03/01/14*		50,000	49,250

			384,776

Transport-Services - 0.2%
TGI International, Ltd. Senior Notes 9.50% due 10/03/17*		750,000	766,875

Total Foreign Corporate Bonds & Notes (cost $19,471,211)			18,553,903

FOREIGN GOVERNMENT AGENCIES - 30.1%
Sovereign - 30.1%
Arab Republic of Egypt Notes 8.75% due 07/18/12*	EGP	1,300,000	243,677
Credit Suisse First Boston International for City of Kiev, Ukraine Bonds 8.00% due 11/06/15		570,000	558,828
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	2,050,000	3,100,837
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,180,000	1,205,370
Federal Republic of Brazil Bonds 7.13% due 01/20/37		570,000	650,370
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,280,000	1,436,160
Federal Republic of Brazil Bonds 8.25% due 01/20/34		750,000	956,250
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,070,000	1,369,600
Federal Republic of Brazil Bonds 8.88% due 10/14/19		750,000	937,500
Federal Republic of Brazil Notes 8.88% due 04/15/24		240,000	306,000
Federal Republic of Brazil Senior Bonds 10.25% due 01/10/28	BRL	1,740,000	878,396
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,090,000	1,463,870
Federal Republic of Brazil Bonds 12.50% due 01/05/16	BRL	1,600,000	951,860
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	530,000	785,048
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	2,640,000	3,959,826
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	498,000	823,319
Government of Australia Bonds 5.25% due 08/15/10	AUD	2,515,000	2,154,534
Government of Australia Bonds 5.75% due 06/15/11	AUD	3,040,000	2,631,825
Government of Australia Bonds 7.50% due 09/15/09	AUD	4,375,000	3,922,041
Government of France Bonds 3.00% due 10/25/15	EUR	1,710,000	2,311,646

Sovereign (continued)
Government of France Bonds 4.75% due 04/25/35	EUR	339,000	503,518
Government of Japan Bonds 1.40% due 06/20/12	JPY	50,000,000	458,008
Government of Japan Bonds 1.40% due 12/20/15	JPY	425,000,000	3,856,203
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	850,000	1,210,344
Kingdom of Denmark Bonds 4.00% due 08/15/08	DKK	10,040,000	1,964,032
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	12,800,000	2,327,057
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	21,790,000	4,269,406
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	170,000	288,054
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	10,755,000	1,719,635
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	17,590,000	2,781,940
Republic of Argentina Notes 5.25% due 12/31/38(9)		3,497,637	1,503,984
Republic of Argentina Bonds 7.00% due 09/12/13		1,720,000	1,496,400
Republic of Argentina Bonds 7.00% due 10/03/15		1,910,000	1,547,100
Republic of Argentina Notes 8.28% due 12/31/33		2,397,379	2,313,471
Republic of Colombia Notes 7.38% due 01/27/17		500,000	553,500
Republic of Colombia Bonds 7.38% due 09/18/37		535,000	601,875
Republic of Colombia Bonds 12.00% due 10/22/15	COP	2,660,000,000	1,449,036
Republic of Columbia Bonds 8.13% due 05/21/24		250,000	296,250
Republic of Ecuador Bonds 10.00% due 08/15/30(9)		670,000	646,550
Republic of Greece Senior Notes 4.50% due 09/20/37	EUR	545,000	739,519
Republic of Indonesia Bonds 6.63% due 02/17/37		1,365,000	1,286,706
Republic of Indonesia Bonds 7.50% due 01/15/16		440,000	472,029
Republic of Indonesia Notes 8.50% due 10/12/35		430,000	501,988
Republic of Pakistan Bonds 6.88% due 06/01/17		100,000	86,500
Republic of Pakistan Bonds 6.88% due 06/01/17*		330,000	288,750
Republic of Peru Bonds 6.55% due 03/14/37		660,000	686,400
Republic of Peru Notes 7.35% due 07/21/25		1,005,000	1,145,700
Republic of Peru Bonds 8.75% due 11/21/33		380,000	501,600
Republic of Philippines Bonds 7.75% due 01/14/31		1,210,000	1,367,300
Republic of Philippines Notes 8.00% due 01/15/16		910,000	1,019,200
Republic of Philippines Notes 8.25% due 01/15/14		460,000	511,750
Republic of Philippines Notes 8.88% due 03/17/15		560,000	651,000
Republic of Philippines Senior Notes 9.50% due 02/02/30		680,000	904,400
Republic of South Africa Bonds 5.88% due 05/30/22		600,000	615,400
Republic of South Africa Bonds 13.50% due 09/15/15	ZAR	3,700,000	695,307
Republic of South Africa Bonds 13.00% due 08/31/10	ZAR	7,950,000	1,264,640
Republic of Turkey Notes 6.88% due 03/17/36		980,000	962,850
Republic of Turkey Notes 7.00% due 06/05/20		1,180,000	1,222,775
Republic of Turkey Notes 7.25% due 03/15/15		820,000	875,350

Sovereign (continued)
Republic of Turkey Notes 8.00% due 02/14/34		640,000	716,800
Republic of Turkey Notes 9.50% due 01/15/14		580,000	681,500
Republic of Uruguay Bonds 8.00% due 11/18/22		1,480,000	1,665,000
Republic of Uruguay Notes 9.25% due 05/17/17		280,000	335,300
Republic of Venezuela Bonds 5.75% due 02/26/16		910,000	700,700
Republic of Venezuela Bonds 6.00% due 12/09/20		180,000	134,100
Republic of Venezuela Bonds 7.00% due 12/01/18		200,000	168,500
Republic of Venezuela Bonds 7.65% due 04/21/25		760,000	644,100
Republic of Venezuela Notes 8.50% due 10/08/14		835,000	784,900
Republic of Venezuela Bonds 9.25% due 09/15/27		2,140,000	2,116,460
Republic of Venezuela Bonds 9.38% due 01/13/34		1,330,000	1,308,055
Russian Federation Bonds 7.50% due 03/31/30(9)		2,257,200	2,562,148
Russian Federation Notes 12.75% due 06/24/28		280,000	508,620
Ukrainian Soviet Socialist Republic Bonds 6.39% due 06/26/12*		510,000	510,510
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16		250,000	246,140
Ukrainian Soviet Socialist Republic Bonds 6.75% due 11/14/17		470,000	463,185
Ukrainian Soviet Socialist Republic Notes 7.65% due 06/11/13		337,000	354,726
United Mexican States Notes 5.63% due 01/15/17		810,000	821,340
United Mexican States Notes 6.75% due 09/27/34		1,220,000	1,365,180
United Mexican States Bonds 7.50% due 04/08/33		440,000	530,200
United Mexican States Bonds 8.30% due 08/15/31		220,000	287,386
United Mexican States Bonds 9.50% due 12/18/14	MXN	16,800,000	1,670,066

Total Foreign Government Agencies (cost $92,782,386)			94,807,400

FOREIGN GOVERNMENT TREASURIES - 1.0%

Sovereign - 1.0%
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	600,000	1,177,870
Government of United Kingdom Bonds 4.25% due 03/07/11	GBP	615,000	1,250,584
Government of United Kingdom Bonds 5.00% due 03/07/08	GBP	299,000	614,069

			3,042,523

Total Foreign Government Treasuries (cost $2,879,880)			3,042,523

LOANS - 0.4%

Diversified Financial Services - 0.3%
Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11(6)(7)(19)(20)		1,026,253	1,023,687

Leisure Products - 0.1%
AMC Entertainment Holdings, Inc. 10.36% due 06/15/12(6)(7)(19)(20)		205,525	196,405

Total Loans
(cost $1,229,786)			1,220,092

U.S. GOVERNMENT AGENCIES - 10.7%

Federal Home Loan Bank - 0.1%
4.50% due 09/08/08		400,000	400,582

Federal Home Loan Mtg. Corp. - 5.2%
4.13% due 07/12/10		200,000	202,028
4.25% due 06/23/08		400,000	399,456
4.35% due 06/02/08		400,000	399,620
4.45% due 03/06/08		400,000	400,044
4.50% due 02/01/20		388,435	381,931
4.50% due 08/01/20		153,168	150,603
4.75% due 01/18/11		280,000	288,333
5.00% due 09/01/18		508,685	509,716
5.00% due 07/01/20		372,258	372,034
5.00% due 05/01/34		594,400	584,364
5.00% due 02/01/35		96,246	94,621
5.00% due 11/01/35		870,586	855,250
5.00% due 11/01/37		1,345,000	1,319,926
5.18% due 10/01/36(4)		1,491,839	1,511,336
5.33% due 12/01/35(4)		405,752	407,074
5.50% due 11/15/25		2,300,000	2,326,465
5.50% due 06/15/31		642,000	648,487
5.50% due 07/01/35		312,964	313,228
5.50% due 05/01/37		716,020	716,097
5.50% due 06/01/37		28,980	28,983
5.81% due 01/01/37(4)		325,105	327,714

Federal Home Loan Mtg. Corp. (continued)
5.81% due 01/01/37(4)	244,357	246,851
6.00% due 01/01/30	28,330	28,948
6.00% due 02/01/32	177,299	180,830
6.00% due 07/01/35	242,225	246,022
6.00% due 05/01/37	28,939	29,380
6.00% due 10/01/37	707,912	718,683
6.00% due 10/01/37	1,562,000	1,568,710
6.20% due 09/01/36(4)	111,492	113,490
6.50% due 07/01/29	5,337	5,530
6.50% due 12/01/35	1,709	1,760
6.50% due 02/01/36	165,373	170,232
6.88% due 09/15/10	772,000	835,018
7.00% due 06/01/29	13,626	14,312

		16,397,076

Federal National Mtg. Assoc. - 5.4%
4.50% due 06/01/19	337,912	332,960
4.75% due 12/15/10	251,000	258,324
5.50% due 03/01/18	23,345	23,708
5.50% due 07/01/19	108,757	110,228
5.50% due 11/01/22	365,000	369,281
5.50% due 01/01/29	63,570	64,096
5.50% due 05/01/29	19,905	20,056
5.50% due 06/01/34	375,582	376,838
5.50% due 02/01/36(4)	222,707	225,309
5.50% due 11/01/36	72,738	72,874
5.50% due 01/01/37(4)	1,195,174	1,233,254
5.50% due 04/01/37	2,345,419	2,349,337
5.50% due 05/01/37	4,597,815	4,605,495
6.00% due 02/01/32	70,651	72,149
6.00% due 10/01/34	6,926	7,051
6.00% due 07/01/37	298,078	302,986
6.00% due 10/01/37	874,208	888,602
6.50% due 12/01/31	83,953	86,828
6.50% due 02/01/35	98,579	101,487
6.50% due 07/01/36	307,132	315,930
6.50% due 07/01/37	2,051,396	2,109,953
7.00% due 08/01/37	340,092	353,025
7.00% due 09/01/37	987,397	1,024,946
7.00% due 10/01/37	1,401,299	1,454,588
7.50% due 03/01/32	8,865	9,436
8.50% due 08/01/31	12,222	13,153

		16,781,894

Total U.S. Government Agencies (cost $33,187,589)		33,579,552

U.S. GOVERNMENT TREASURIES - 3.8%

United States Treasury Bonds - 0.3%
4.50% due 02/15/36	548,000	555,621
4.75% due 02/15/37	225,000	237,568

		793,189

United States Treasury Notes - 3.5%
3.63% due 01/15/10	538,000	544,641
4.00% due 06/15/09	2,810,000	2,848,857
4.25% due 01/15/11	1,000,000	1,034,453
4.25% due 11/15/17	129,000	131,963
4.50% due 11/15/15	586,000	611,592
4.50% due 02/15/16	2,000,000	2,084,844
4.50% due 05/15/17	1,000,000	1,041,094
4.63% due 11/15/16	130,000	136,540
4.63% due 02/15/17	1,000,000	1,049,844
4.88% due 04/30/11	300,000	316,593
4.88% due 06/30/12	1,000,000	1,061,094
6.50% due 02/15/10	300,000	321,633

		11,183,148

Total U.S. Government Treasuries (cost $11,424,831)		11,976,337

COMMON STOCK - 0.6%

Casino Services - 0.0%
Shreveport Gaming Holdings, Inc.†(5)(6)(7)	1,280	29,469

Cellular Telecom - 0.3% iPCS, Inc.(6)(7)	27,658	956,967

Independent Power Producer - 0.1%
Mirant Corp.	902	34,808

Medical-Outpatient/Home Medical - 0.0%
Critical Care Systems International, Inc.†(5)(6)(7)	5,372	54

Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc.†	1,806	3,197

Oil-Field Services - 0.2%
Trico Marine Services, Inc.†	15,969	564,823

Retail-Music Store - 0.0%
MTS, Inc.†(5)(6)(7)	3,863	0

Total Common Stock (cost $805,994)		1,589,318

PREFERRED STOCK - 0.4%

Banks-Money Center - 0.1%
Santander Finance Preferred SA 5.88%(4)	11,600	243,600

Banks-Super Regional - 0.0%
Wachovia Capital Trust IX 6.38%	4,350	93,873

Diversified Financial Services - 0.1%
General Electric Capital Corp. 8.00%	12,000	267,960

Medical-Generic Drugs - 0.1%
Mylan, Inc. 6.50%	200	206,400

Oil Companies-Exploration & Production - 0.2%
EXCO Resources, Inc. Convertible Series A-1 7.00%(5)(6)	55	$599,500
Transmeridian Exploration, Inc. 15.00%(5)	1,194	97,908

		697,408

Special Purpose Entity - 0.1%
Structured Repackaged Asset-Backed Trust Securities 5.97%	9,200	173,880

Total Preferred Stock (cost $1,775,548)		1,683,121

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(5)	6,905	1,726

Telephone-Integrated - 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*†(5)(7)	50	1

Total Warrants (cost $18,990)		1,727

Total Long-Term Investment Securities (cost $286,640,559)		286,065,402

REPURCHASE AGREEMENT - 8.1%
Agreement with State Street Bank & Trust Co., bearing interest at 4.06%, dated 11/30/07, to be repurchased 12/03/07 in the amount of $25,514,630 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.25% due 04/18/16 and having an approximate value of $26,275,256 (cost $25,506,000)	25,506,000	25,506,000

TOTAL INVESTMENTS (cost $312,146,559)(15)	98.9%	311,571,402
Other assets less liabilities	1.1	3,375,108

NET ASSETS	100.0%	$314,946,510

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2007, the aggregate value of these securities was $30,391,028 representing 9.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Variable Rate Security - the rate reflected is as of November 30, 2007, maturity date reflects next reset date.

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2007.

(5)	Fair valued security; see Note 1

(6)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2007, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings Inc. 10.36% due 06/15/12	06/08/07	$200,000	$195,000
Loan Agreement	09/17/07	5,525	5,525

		$205,525	200,525	$196,405	$95.56	0.06
Critical Care Systems International, Inc. Common Stock	06/17/04	635	5,490
	11/09/04	4,737	35,231

		5,372	40,721	54	0.01	0.00%
ENI Coordination Center SA Company Guar Notes 5.25% due 12/27/07	09/07/04	GBP135,000	238,937	277,291	205.40	0.09
EXCO Resources, Inc. Convertible Series A-1 7.00% Preferred Stock	03/29/07	11	110,000
	08/22/07	44	440,000

		55	550,000	599,500	10,900	0.19
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000	125,000	100.00	0.04
iPCS, Inc. Common Stock	08/12/04	27,658	419,580	956,967	34.60	0.32
MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	$13,636	49,087
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		$16,572	50,311	4,309	26.00	0.00

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05 07/29/05	257 1,023	5,919 23,550

		1,280	29,469	29,469	23.02	0.01
Southern Energy, Inc. Notes 7.90% due 07/15/09	01/10/06	$725,000	0	0	0.00	0.00
Wind Acquisitions Holdings Finance S.A. 12.61% due 12/21/11 Loan Agreement	03/15/07	$103,153	107,628
	03/19/07	103,153	103,150
	06/21/07	103,187	104,446
	07/18/07	3,287	3,287
	07/18/07	3,288	3,288
	10/31/07	10,185	10,185
	10/31/07	200,000	201,908
	10/31/07	500,000	501,159

		$1,026,253	1,035,051	1,023,687	99.75	0.33

				$3,212,682		1.02%

(7)	Illiquid security

(8)	Perpetual maturity - maturity date reflects the next call date.

(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(11)	Bond in default

(12)	Company has filed Chapter 11 bankruptcy protection.

(13)	Variable Rate Security - the rate reflected is as of November 30, 2007, maturity date reflects the stated maturity date.

(14)	Company has filed Chapter 7 bankruptcy.

(15)	See Note 4 for cost of investments on a tax basis.

(16)	Denominated in United States Dollars unless otherwise indicated.

(17)	Bond is in default and did not pay principal at maturity.

(18)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(19)	Senior Loans are generally subject to mandatory and /or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a results, the actual remaining maturity may be substantially less than the stated maturities shown.

(20)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London InterBank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

Country Allocation*
United States	62.5%
Brazil	3.5
Germany	2.9
Australia	2.7
Argentina	2.2
Norway	2.1
United Kingdom	2.0
Mexico	1.8
Venezuela	1.8
Philippines	1.4
Sweden	1.4
Turkey	1.4
Canada	1.3
Japan	1.3
Colombia	1.0
France	1.0
Russia	1.0
Peru	0.8
South Africa	0.8
Indonesia	0.7
Denmark	0.6
Luxembourg	0.6
Uruguay	0.6
Belgium	0.5
Bermuda	0.5
Cayman Islands	0.5
Ukrainian SSR	0.5
Ireland	0.4
Greece	0.3
Ecuador	0.2
Netherlands	0.2
Spain	0.2
Egypt	0.1
Pakistan	0.1

98.9%

*	Calculated as a percentage of Net Assets

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand

See Notes to Portfolio of Investments

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2007, the following fund held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II Fund	10.94%	$54,702,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated November 30, 2007, bearing interest at a rate of 3.05% per annum, with a principal amount of $500,000,000, a repurchase price of $500,127,083, and maturity date of December 3, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.00%	01/15/16	130,000,000	$141,700,000
U.S. Treasury Inflation Index Bonds	2.38%	01/15/27	120,000,000	134,400,000
U.S. Treasury Inflation Index Bonds	3.63%	01/15/08	100,000,000	131,250,000
U.S. Treasury Inflation Index Bonds	3.63%	04/15/28	61,561,000	102,652,968

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of November 30, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC II Funds*	$—	$—
Conservative Growth Lifestyle	Various VC II Funds*	15,208	—
Moderate Growth Lifestyle	Various VC II Funds*	22,775	—

Fund	Security	Market Value at 08/31/07	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Market Value at 11/30/07
Aggressive Growth Lifestyle	Various VC II Funds*	$82,307,449	$21,507,119	$16,285,581	$2,214,354	$371,711	$90,115,052
Conservative Growth Lifestyle	Various VC II Funds*	48,977,011	17,789,218	13,981,710	674,729	292,849	53,752,098
Moderate Growth Lifestyle	Various VC II Funds*	122,690,363	36,746,636	27,966,111	1,664,433	1,240,445	134,375,766
*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

Note 4 — Federal Income Taxes

The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at November 30, 2007.

The information in the following table is presented on the basis of cost for federal income tax purposes at November 30, 2007:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$84,469,110	$6,169,108	$523,166	$5,645,942
Capital Appreciation	80,053,074	21,867,734	2,688,242	19,179,492
Conservative Growth Lifestyle	51,577,172	2,420,069	245,143	2,174,926
Core Bond	248,740,470	3,292,539	3,868,244	(575,705)
High Yield Bond	218,066,825	4,206,584	11,142,072	(6,935,488)
International Small Cap Equity	729,947,924	86,683,748	43,693,817	42,989,931
Large Cap Value	414,357,982	36,973,546	17,839,478	19,134,068
Mid Cap Growth	83,908,707	12,646,823	4,623,307	8,023,516
Mid Cap Value	462,741,357	66,108,570	38,065,276	28,043,294
Moderate Growth Lifestyle	126,329,278	8,504,188	457,700	8,046,488
Money Market II	342,501,804	—	—	—
Small Cap Growth	53,757,719	9,595,005	6,276,848	3,318,157
Small Cap Value	265,776,817	16,598,277	32,989,278	(16,391,001)
Socially Responsible	998,852,592	62,165,396	43,668,382	18,497,014
Strategic Bond	312,528,387	7,231,826	8,176,311	(944,485)

Note 5 — Unfunded Loan Commitments

On November 30, 2007, the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Fund	Name	Type	Maturity Date	Amount
High Yield Bond	Triax Pharmaceuticals LLC	Delayed Draw Term Loan	8/30/11	$65,067

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 29, 2008

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 29, 2008